UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28th

Date of reporting period: May 31, 2015

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (95.0%)[1]
Consumer Discretionary (20.7%)
*	Amazon.com Inc.	282,394	121,212
	Home Depot Inc.	963,570	107,361
*	Priceline Group Inc.	89,447	104,836
*	Liberty Interactive Corp. Class A	3,094,641	86,557
*	TripAdvisor Inc.	923,679	70,440
	L Brands Inc.	781,450	67,611
	NIKE Inc. Class B	660,262	67,129
*	Netflix Inc.	83,655	52,206
*	Discovery Communications Inc.	1,619,378	50,921
	Lowe's Cos. Inc.	666,753	46,659
*	AutoZone Inc.	60,345	40,650
	Harley-Davidson Inc.	738,426	39,498
	Lennar Corp. Class A	828,729	38,644
	Ross Stores Inc.	389,677	37,670
	DR Horton Inc.	1,438,996	37,587
	Dollar General Corp.	473,600	34,379
*	O'Reilly Automotive Inc.	151,270	33,208
*	Sally Beauty Holdings Inc.	1,044,370	32,595
	Dunkin' Brands Group Inc.	579,003	30,896
	Starbucks Corp.	547,077	28,426
	Harman International Industries Inc.	232,712	28,046
	Wynn Resorts Ltd.	265,904	26,774
	Las Vegas Sands Corp.	469,279	23,853
*	Discovery Communications Inc. Class A	598,567	20,315
*,^ Tesla Motors Inc.		72,557	18,197
	Wyndham Worldwide Corp.	211,380	17,948
	BorgWarner Inc.	273,100	16,427
	VF Corp.	181,600	12,790
	Chipotle Mexican Grill Inc. Class A	15,870	9,768
	Inditex SA ADR	497,405	8,292
	Under Armour Inc. Class A	98,941	7,758
	Marriott International Inc. Class A	98,259	7,663
	CarMax Inc.	96,382	6,847
	JD.com Inc. ADR	119,916	4,039
	Vipshop Holdings Ltd. ADR	157,183	3,925
			1,341,127
Consumer Staples (5.9%)
	Walgreens Boots Alliance Inc.	1,210,752	103,931
*	Monster Beverage Corp.	384,049	48,882
	Estee Lauder Cos. Inc. Class A	490,920	42,921
	Mondelez International Inc. Class A	1,019,510	42,402
	CVS Health Corp.	379,765	38,880
	Anheuser-Busch InBev NV ADR	224,623	27,081
	PepsiCo Inc.	168,893	16,286
	Whole Foods Market Inc.	352,240	14,526
	Keurig Green Mountain Inc.	163,692	14,117
	Mead Johnson Nutrition Co.	128,800	12,532
	Costco Wholesale Corp.	58,248	8,306

Boston Beer Co. Inc. Class A	15,972	4,213
Brown-Forman Corp. Class B	44,236	4,170
Colgate-Palmolive Co.	61,283	4,093
		382,340
Energy (3.0%)
Williams Cos. Inc.	1,184,650	60,536
Kinder Morgan Inc.	1,267,100	52,572
EOG Resources Inc.	567,425	50,325
Schlumberger Ltd.	214,500	19,470
* Cobalt International Energy Inc.	662,380	6,730
^ Ultra Petroleum Corp.	224,601	3,124
Apache Corp.	33,175	1,985
		194,742
Financials (6.4%)
Crown Castle International Corp.	999,661	81,522
Intercontinental Exchange Inc.	242,750	57,478
* Markel Corp.	53,325	41,208
BlackRock Inc.	92,405	33,800
American Tower Corporation	356,744	33,102
* Affiliated Managers Group Inc.	142,100	31,782
Citigroup Inc.	416,300	22,514
Moody's Corp.	171,900	18,582
First Republic Bank	278,994	16,893
M&T Bank Corp.	136,638	16,517
Berkshire Hathaway Inc. Class B	85,803	12,270
MarketAxess Holdings Inc.	118,808	10,509
Fairfax Financial Holdings Ltd.	20,128	10,138
Morgan Stanley	222,902	8,515
US Bancorp	177,764	7,663
TD Ameritrade Holding Corp.	187,930	6,982
American Express Co.	43,845	3,495
		412,970
Health Care (18.0%)
* Celgene Corp.	1,384,740	158,470
* Actavis plc	458,582	140,697
* Biogen Inc.	308,594	122,509
* Valeant Pharmaceuticals International Inc.	397,178	94,834
Bristol-Myers Squibb Co.	1,438,884	92,952
* Gilead Sciences Inc.	789,378	88,623
Novo Nordisk A/S ADR	1,516,955	85,678
* Regeneron Pharmaceuticals Inc.	73,661	37,756
* Illumina Inc.	181,100	37,321
* Vertex Pharmaceuticals Inc.	219,189	28,120
* IDEXX Laboratories Inc.	205,186	27,823
Merck & Co. Inc.	455,244	27,720
* Medivation Inc.	207,260	27,369
* IMS Health Holdings Inc.	900,655	26,803
* Edwards Lifesciences Corp.	204,330	26,710
Medtronic plc	299,870	22,886
* Cerner Corp.	324,100	21,809
Zoetis Inc.	353,800	17,609
BioMarin Pharmaceutical Inc.	119,723	15,034
AstraZeneca plc ADR	220,110	14,868
Anthem Inc.	76,207	12,791
Waters Corp.	61,715	8,246
Shire plc ADR	30,097	7,830

	Alexion Pharmaceuticals Inc.	42,870	7,024
	McKesson Corp.	28,640	6,794
	Genomic Health Inc.	203,823	5,521
	Seattle Genetics Inc.	45,430	1,958
			1,165,755
Industrials (6.1%)
	Equifax Inc.	617,356	61,939
*	Stericycle Inc.	335,821	46,108
	Nielsen NV	701,074	31,541
	Union Pacific Corp.	304,900	30,768
*	IHS Inc. Class A	240,955	29,734
	TransDigm Group Inc.	127,564	28,835
	AMETEK Inc.	500,392	26,901
*	Verisk Analytics Inc. Class A	357,177	25,924
	Watsco Inc.	181,141	22,809
	Kansas City Southern	217,324	19,668
	Precision Castparts Corp.	71,900	15,216
	Pall Corp.	91,485	11,384
	JB Hunt Transport Services Inc.	133,650	11,229
^	NOW Inc.	436,642	10,095
	Boeing Co.	53,905	7,575
	Danaher Corp.	77,603	6,699
	Canadian Pacific Railway Ltd.	36,814	6,064
	United Parcel Service Inc. Class B	59,421	5,896
			398,385
Information Technology (33.2%)
	Apple Inc.	2,046,436	266,610
	MasterCard Inc. Class A	2,410,875	222,427
	Visa Inc. Class A	2,282,766	156,780
	QUALCOMM Inc.	1,988,058	138,528
*	Google Inc. Class C	259,670	138,173
*	eBay Inc.	2,023,055	124,135
	Equinix Inc.	401,505	107,631
*	Adobe Systems Inc.	1,273,925	100,755
*	Facebook Inc. Class A	1,227,122	97,176
*	Google Inc. Class A	150,988	82,337
	Microsoft Corp.	1,648,558	77,251
	Intuit Inc.	726,464	75,661
*	Electronic Arts Inc.	1,132,275	71,056
*	Baidu Inc. ADR	323,485	63,856
*	Salesforce.com inc	584,108	42,494
*	Cognizant Technology Solutions Corp. Class A	570,002	36,891
*	Alliance Data Systems Corp.	123,311	36,750
*	FleetCor Technologies Inc.	239,620	36,456
*	Red Hat Inc.	443,605	34,277
*	Yelp Inc. Class A	633,179	30,336
*	Alibaba Group Holding Ltd. ADR	328,614	29,352
	CDW Corp.	718,065	26,640
*	Workday Inc. Class A	334,202	26,375
	Texas Instruments Inc.	450,900	25,214
*,^ Zillow Group Inc. Class A		267,079	24,408
*	ServiceNow Inc.	255,505	19,574
*	Akamai Technologies Inc.	248,900	18,984
	Oracle Corp.	285,215	12,404
	LinkedIn Corp. Class A	41,934	8,174
	Twitter Inc.	153,787	5,639

Splunk Inc.			72,034	4,871
Tencent Holdings Ltd.			214,257	4,273
FireEye Inc.			84,064	3,915
Xilinx Inc.			24,957	1,184
LendingClub Corp.			8,078	155
				2,150,742
Materials (1.3%)
Sherwin-Williams Co.			109,153	31,456
Eagle Materials Inc.			263,256	21,977
Martin Marietta Materials Inc.			100,741	15,011
Monsanto Co.			95,919	11,220
Vulcan Materials Co.			91,816	8,257
				87,921
Other (0.0%)
*,2 WeWork Class A PP			52,398	1,641
3 Vanguard Growth ETF			3,100	339
				1,980
Telecommunication Services (0.4%)
* SBA Communications Corp. Class A			216,359	24,191

Total Common Stocks (Cost $4,236,748)				6,160,153

			Shares
Preferred Stocks (1.4%)
*,2 Uber Technologies PP			1,408,784	55,842
*,2 Pinterest Prf G PP			319,295	11,461
*,2 Cloudera, Inc. Pfd.			300,088	9,903
*,2 WeWork Pfd. D1 PP			260,418	8,156
*,2 WeWork Pfd. D2 PP			204,614	6,409
Total Preferred Stocks (Cost $45,429)				91,771
Temporary Cash Investments (4.0%)[1]	Yield
Money Market Fund (3.5%)
[4,5] Vanguard Market Liquidity Fund	0.136%		229,770,204	229,770

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.3%)
Bank of America Securities, LLC
(Dated 5/29/15, Repurchase Value
$19,000,000, collateralized by Federal
National Home Loan Mortgage Corp.
6.250%, 7/15/32, with a value of
$19,380,000)	0.090%	6/1/15	19,000	19,000

U.S. Government and Agency Obligations (0.2%)
[6,7] Federal Home Loan Bank Discount Notes	0.067%	6/3/15	3,000	3,000
[6,7] Federal Home Loan Bank Discount Notes	0.083%	7/22/15	2,300	2,300
6 Federal Home Loan Bank Discount Notes	0.135%	8/28/15	4,000	3,999
[7,8] Freddie Mac Discount Notes	0.075%	7/20/15	3,000	2,999
				12,298
Total Temporary Cash Investments (Cost $261,068)				261,068

Total Investments (100.4%) (Cost $4,543,245)	6,512,992
Other Assets and Liabilities-Net (-0.4%)[5]	(28,606)
Net Assets (100%)	6,484,386

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,350,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 1.6%, respectively, of net assets.
2 Restricted securities totaling $93,412,000, representing 1.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $16,879,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $6,999,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master

Vanguard U.S. Growth Fund

repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,154,239	4,273	1,641
Preferred Stocks	—	—	91,771
Temporary Cash Investments	229,770	31,298	—
Futures Contracts—Liabilities[1]	(1,174)	—	—
Total	6,382,835	35,571	93,412
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2015. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks and
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of August 31, 2014	28,672

Vanguard U.S. Growth Fund

Purchases	20,077
Change in Unrealized Appreciation (Depreciation)	44,663
Balance as of May 31, 2015	93,412
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2015 was $44,663,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2015:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	1,641	Market Approach	Purchase Price	$32.890

Preferred Stocks	91,771	Market Approach	Purchase Price	39.639
			Purchase Price	32.890
			Last Trade Price	33.000
			Purchase Price	35.895

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard U.S. Growth Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	239	125,834	3,644
E-mini S&P 500 Index	June 2015	167	17,585	3
E-mini S&P Mid-Cap 400 Index	June 2015	94	14,318	282
				3,929

F. At May 31, 2015, the cost of investment securities for tax purposes was $4,543,245,000. Net unrealized appreciation of investment securities for tax purposes was $1,969,747,000, consisting of unrealized gains of $2,056,458,000 on securities that had risen in value since their purchase and $86,711,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)[1]
Australia (1.5%)
James Hardie Industries plc	6,196,069	83,132
^ Fortescue Metals Group Ltd.	37,171,012	68,222
^ Orica Ltd.	3,443,000	57,320
Cochlear Ltd.	743,560	50,176
Brambles Ltd.	5,639,977	49,117
Amcor Ltd.	2,980,552	32,894
* South32 Ltd.	6,700,345	11,060
		351,921
Brazil (0.9%)
Raia Drogasil SA	6,997,349	78,224
Ambev SA	8,075,800	46,636
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	12,798,400	45,108
Banco Bradesco SA Preference Shares	4,770,000	42,231
		212,199
Canada (1.9%)
Toronto-Dominion Bank	5,223,191	227,433
Suncor Energy Inc.	2,745,991	80,264
^ First Quantum Minerals Ltd.	4,030,000	52,109
Bank of Nova Scotia	990,000	52,063
^ ShawCor Ltd.	1,165,000	35,683
		447,552
China (10.3%)
Tencent Holdings Ltd.	38,496,100	767,724
* Baidu Inc. ADR	2,997,500	591,706
* Alibaba Group Holding Ltd. ADR	6,391,656	570,903
* New Oriental Education & Technology Group Inc. ADR	4,963,100	118,271
China Pacific Insurance Group Co. Ltd.	15,452,400	79,290
Beijing Enterprises Holdings Ltd.	7,574,500	66,134
* JD.com Inc. ADR	1,930,100	65,006
^,* Youku Tudou Inc. ADR	2,077,149	56,021
CNOOC Ltd.	27,813,000	43,295
Mindray Medical International Ltd. ADR	1,455,000	39,241
Shandong Weigao Group Medical Polymer Co. Ltd.	43,888,000	38,566
		2,436,157
Denmark (1.7%)
Novo Nordisk A/S Class B	3,241,920	183,915
Novozymes A/S	3,172,000	152,434
Chr Hansen Holding A/S	1,508,200	73,568
		409,917
Finland (0.5%)
Nokia Oyj	15,510,205	113,485

France (5.5%)
Schneider Electric SE	2,789,298	210,288
Essilor International SA	1,722,144	210,090
L'Oreal SA	978,915	184,626
Kering	983,955	172,644

Sanofi	1,282,234	126,276
Safran SA	1,062,003	75,071
Accor SA	1,350,556	73,904
^ Societe Generale SA	1,435,000	66,863
^,* Airbus Group NV	950,000	64,658
^ Publicis Groupe SA	780,000	62,322
TOTAL SA	1,038,000	52,384
		1,299,126
Germany (6.5%)
SAP SE	2,786,417	206,877
^,*,
2 Zalando SE	4,617,975	149,251
Bayerische Motoren Werke AG	1,272,320	140,961
Fresenius Medical Care AG & Co. KGaA	1,580,313	135,356
BASF SE	1,285,345	119,249
Volkswagen AG	483,893	116,802
Continental AG	486,172	112,427
HeidelbergCement AG	1,281,091	104,057
GEA Group AG	2,036,178	99,054
Bayer AG	500,000	71,085
*,3 Rocket Internet AG	1,400,656	56,343
MTU Aero Engines AG	548,000	52,342
adidas AG	665,000	52,331
*,2 Rocket Internet SE	1,157,559	51,745
* MorphoSys AG	604,515	44,496
^,* AIXTRON SE	3,130,112	23,800
^,* SMA Solar Technology AG	719,595	13,485
		1,549,661
Hong Kong (4.9%)
AIA Group Ltd.	106,635,400	700,012
Jardine Matheson Holdings Ltd.	2,928,925	179,850
Hong Kong Exchanges and Clearing Ltd.	4,582,630	175,841
Techtronic Industries Co. Ltd.	15,725,000	54,058
Hang Lung Properties Ltd.	14,455,000	45,625
		1,155,386
India (2.6%)
Idea Cellular Ltd.	60,645,242	164,151
Housing Development Finance Corp. Ltd.	7,692,900	148,677
HDFC Bank Ltd.	5,258,469	86,353
Zee Entertainment Enterprises Ltd.	14,841,429	75,125
*,2,
3 FlipKart G Series	338,176	46,286
Larsen & Toubro Ltd.	1,430,473	36,980
Tata Motors Ltd.	4,638,685	34,839
*,2,
3 Flipkart H Series	135,569	19,283
		611,694
Indonesia (0.3%)
Bank Mandiri Persero Tbk PT	73,214,100	59,625

Ireland (1.1%)
Kerry Group plc Class A	1,864,917	139,392
* Bank of Ireland (Dublin Shares)	182,335,677	69,821
* Bank of Ireland (London Shares)	127,016,431	48,648
		257,861

Israel (0.9%)
* Check Point Software Technologies Ltd.	2,570,161	217,744

Italy (4.8%)
* Fiat Chrysler Automobiles NV	36,834,156	589,216
UniCredit SPA	46,869,744	328,842
EXOR SPA	3,114,856	155,258
Intesa Sanpaolo SPA (Registered)	16,801,369	60,866
		1,134,182
Japan (11.6%)
SoftBank Corp.	7,665,200	456,287
SMC Corp.	1,363,400	411,131
Rakuten Inc.	19,991,600	326,974
Sumitomo Mitsui Financial Group Inc.	5,783,500	262,451
Bridgestone Corp.	4,786,900	198,679
Astellas Pharma Inc.	10,476,540	152,054
Sekisui Chemical Co. Ltd.	8,557,000	115,104
Suzuki Motor Corp.	2,929,700	101,698
M3 Inc.	5,243,500	99,543
Kubota Corp.	5,469,000	90,936
Tokio Marine Holdings Inc.	2,075,000	85,481
Toyota Motor Corp.	1,165,000	80,362
MISUMI Group Inc.	1,670,000	69,606
Japan Tobacco Inc.	1,770,000	64,233
SBI Holdings Inc.	4,470,400	63,635
Daikin Industries Ltd.	824,700	62,983
FANUC Corp.	263,600	58,040
ORIX Corp.	2,864,600	45,167
		2,744,364
Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	11,693,119	66,010

Netherlands (1.2%)
ASML Holding NV	1,326,737	148,508
ING Groep NV	4,450,000	73,477
Akzo Nobel NV	812,168	61,755
		283,740
Norway (1.4%)
^ Statoil ASA	7,741,701	144,542
Schibsted ASA	1,760,994	112,776
DNB ASA	3,649,741	63,965
		321,283
Peru (0.7%)
Credicorp Ltd.	1,191,679	168,194

Portugal (0.2%)
Jeronimo Martins SGPS SA	3,627,182	49,832

Russia (0.6%)
Magnit PJSC GDR	2,339,737	122,210
* Mail.ru Group Ltd. GDR	1,266,000	28,989
		151,199

Singapore (0.2%)
DBS Group Holdings Ltd.	3,690,748	55,489

South Africa (0.2%)
Sasol Ltd.	1,150,000	40,677

South Korea (1.7%)
NAVER Corp.	222,208	121,791
^,* Celltrion Inc.	1,894,689	117,529
Hyundai Motor Co.	434,315	61,723
Samsung Electronics Co. Ltd.	51,500	60,583
Hankook Tire Co. Ltd.	1,180,000	46,646
		408,272
Spain (5.5%)
Inditex SA	14,235,782	471,320
* Banco Popular Espanol SA	70,317,553	346,540
* Banco Santander SA	27,573,835	196,583
Banco Bilbao Vizcaya Argentaria SA	10,931,678	108,193
Distribuidora Internacional de Alimentacion SA	12,745,795	101,499
Telefonica SA	6,299,980	89,299
		1,313,434
Sweden (5.3%)
^,* Atlas Copco AB Class A	10,782,649	326,231
^ Investment AB Kinnevik	8,819,732	294,785
* Svenska Handelsbanken AB Class A	18,924,738	285,365
^ Alfa Laval AB	5,199,985	98,231
Volvo AB Class B	6,810,975	88,543
Sandvik AB	5,675,388	68,423
Elekta AB Class B	8,638,260	60,775
Assa Abloy AB Class B	650,428	38,418
		1,260,771
Switzerland (5.7%)
Syngenta AG	656,488	298,726
Nestle SA	3,808,945	295,106
Roche Holding AG	841,279	256,482
Cie Financiere Richemont SA	1,577,725	136,269
Credit Suisse Group AG	3,183,413	84,441
Novartis AG	760,000	78,000
Lonza Group AG	493,804	69,435
Holcim Ltd.	870,000	68,689
Zurich Insurance Group AG	160,000	51,073
		1,338,221
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	47,868,000	227,710

Thailand (0.5%)
Kasikornbank PCL (Foreign)	22,601,256	130,637

Turkey (0.5%)
BIM Birlesik Magazalar AS	7,035,103	129,067

United Kingdom (14.5%)
ARM Holdings plc	22,766,120	402,701
Rolls-Royce Holdings plc	23,265,048	355,856
Prudential plc	12,845,749	320,115
HSBC Holdings plc	20,607,103	195,786

Standard Chartered plc			11,116,676	177,858
Aggreko plc			6,818,283	167,985
Vodafone Group plc			42,451,503	165,945
BHP Billiton plc			6,700,345	141,270
Capita plc			6,334,614	121,447
Royal Dutch Shell plc Class A			4,042,042	120,523
Lloyds Banking Group plc			87,452,223	117,589
WPP plc			4,673,271	110,413
Reckitt Benckiser Group plc			1,063,331	96,037
Diageo plc			3,338,820	92,656
Burberry Group plc			3,524,868	91,538
Imperial Tobacco Group plc			1,490,845	76,880
* ASOS plc			1,191,500	67,210
G4S plc			14,450,000	65,974
Inchcape plc			4,900,000	63,338
Unilever plc			1,385,000	61,264
^,* Ocado Group plc			10,696,869	59,706
*,3 Spotify Ltd.			26,474	59,000
Ultra Electronics Holdings plc			2,080,000	58,218
Spectris plc			1,546,399	55,281
Carnival plc			1,090,000	52,737
Barclays plc			11,487,841	47,572
Intertek Group plc			1,170,000	44,811
Meggitt plc			4,980,875	38,814
				3,428,524
United States (3.1%)
* Amazon.com Inc.			1,071,200	459,791
MercadoLibre Inc.			1,215,300	176,376
Samsonite International SA			22,315,000	80,971
ResMed Inc.			337,892	19,875
				737,013
Total Common Stocks (Cost $18,257,766)				23,110,947
	Coupon
Temporary Cash Investments (4.5%)[1]
Money Market Fund (4.4%)
[4,5] Vanguard Market Liquidity Fund	0.136%		1,037,183,650	1,037,184

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.170%	6/17/15	8,200	8,200
[7,8] Federal Home Loan Bank Discount Notes	0.067%	6/3/15	2,000	2,000
[8,9] Federal Home Loan Bank Discount Notes	0.107%-0.109%	6/17/15	4,000	4,000
[7,8] Federal Home Loan Bank Discount Notes	0.135%	8/28/15	100	100
[6,7] Freddie Mac Discount Notes	0.131%	6/8/15	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.125%	10/30/15	10,000	9,994
				25,294
Total Temporary Cash Investments (Cost $1,062,478)				1,062,478
Total Investments (102.1%) (Cost $19,320,244)				24,173,425
Other Assets and Liabilities-Net (-2.1%)[5]				(497,975)
Net Assets (100%)				23,675,450
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $444,205,000.
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 3.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $266,565,000, representing 1.1% of net assets.
3 Restricted securities totaling $180,912,000, representing 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $477,729,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $21,294,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $633,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

International Growth Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,549,997	80,971	—
Common Stocks—Other	1,658,892	19,696,518	124,569
Temporary Cash Investments	1,037,184	25,294	—
Futures Contracts—Assets[1]	274	—	—
Futures Contracts—Liabilities[1]	(4,112)	—	—
Forward Currency Contracts—Assets	—	6,163	—
Forward Currency Contracts—Liabilities	—	(4,821)	—
Total	4,242,235	19,804,125	124,569
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $219,499,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $153,821,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in

International Growth Fund

accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2015	3,672	143,400	(3,934)
Topix Index	June 2015	682	91,835	4,877
FTSE 100 Index	June 2015	615	65,360	139
S&P ASX 200 Index	June 2015	293	32,397	(364)
				718

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	6/16/15	JPY	9,457,767	USD	78,474	(2,255)
BNP Paribas	6/24/15	EUR	42,091	USD	45,722	522
Bank of America, N.A.	6/23/15	AUD	52,853	USD	40,073	287
Bank of America, N.A.	6/24/15	EUR	36,792	USD	39,767	655
Bank of America, N.A.	6/24/15	GBP	19,740	USD	29,245	921
BNP Paribas	6/24/15	GBP	18,441	USD	27,414	767
Deutsche Bank AG	6/24/15	EUR	17,235	USD	18,477	457
BNP Paribas	6/16/15	JPY	1,820,960	USD	15,199	(524)

International Growth Fund

Goldman Sachs International	6/24/15	EUR	13,468	USD	15,067	(270)
Citibank, N.A.	6/24/15	EUR	13,395	USD	14,489	228
BNP Paribas	6/23/15	AUD	16,336	USD	12,782	(308)
Bank of America, N.A.	6/24/15	EUR	11,411	USD	12,694	(157)
Goldman Sachs International	6/24/15	EUR	10,406	USD	11,302	131
Brown Brothers Harriman & Co.	6/16/15	JPY	1,293,140	USD	10,809	(388)
Goldman Sachs International	6/24/15	GBP	5,990	USD	8,944	209
Morgan Stanley Capital Services
LLC	6/23/15	AUD	8,773	USD	6,879	(180)
Deutsche Bank AG	6/24/15	GBP	3,640	USD	5,701	(138)
Deutsche Bank AG	6/24/15	GBP	3,714	USD	5,671	5
UBS AG	6/16/15	JPY	632,930	USD	5,300	(200)
Goldman Sachs International	6/23/15	AUD	6,722	USD	5,107	25
Deutsche Bank AG	6/16/15	JPY	488,870	USD	4,103	(163)
The Toronto-Dominion Bank	6/23/15	AUD	3,887	USD	2,965	3
Bank of America, N.A.	6/23/15	AUD	3,565	USD	2,727	(5)
UBS AG	6/24/15	GBP	1,623	USD	2,491	(12)
Goldman Sachs International	6/23/15	AUD	2,186	USD	1,683	(13)
BNP Paribas	6/16/15	USD	27,120	JPY	3,226,220	1,120
BNP Paribas	6/23/15	USD	23,197	AUD	29,750	480
Citibank, N.A.	6/24/15	USD	18,127	GBP	11,955	(142)
UBS AG	6/24/15	USD	12,211	EUR	11,163	(53)
Brown Brothers Harriman & Co.	6/23/15	USD	8,176	AUD	10,462	187
UBS AG	6/23/15	USD	5,720	AUD	7,507	(13)
UBS AG	6/23/15	USD	3,331	AUD	4,145	166
						1,342
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At May 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $4,532,000 and cash of $1,000,000 in connection with amounts due to the fund for open forward currency contracts.

E. At May 31, 2015, the cost of investment securities for tax purposes was $19,320,244,000. Net unrealized appreciation of investment securities for tax purposes was $4,853,181,000, consisting of unrealized gains of $5,945,127,000 on securities that had risen in value since their purchase and $1,091,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (2.0%)
Praxair Inc.	42,099	5,172
PPG Industries Inc.	19,979	4,573
Air Products & Chemicals Inc.	30,973	4,546
Ecolab Inc.	39,173	4,491
Sigma-Aldrich Corp.	17,121	2,385
Mosaic Co.	48,989	2,246
Alcoa Inc.	175,110	2,189
Nucor Corp.	45,630	2,158
Newmont Mining Corp.	71,691	1,953
International Flavors & Fragrances Inc.	11,761	1,400
Ashland Inc.	10,032	1,278
FMC Corp.	19,292	1,103
CONSOL Energy Inc.	33,027	920
Airgas Inc.	8,152	831
Avery Dennison Corp.	13,184	816
United States Steel Corp.	20,947	511
Westlake Chemical Corp.	5,785	408
		36,980
Consumer Goods (10.5%)
Procter & Gamble Co.	392,347	30,756
PepsiCo Inc.	214,047	20,641
Mondelez International Inc. Class A	234,835	9,767
Colgate-Palmolive Co.	131,892	8,809
Ford Motor Co.	560,813	8,507
NIKE Inc. Class B	81,774	8,314
General Motors Co.	211,198	7,597
Kraft Foods Group Inc.	84,977	7,176
Kimberly-Clark Corp.	53,749	5,851
Johnson Controls Inc.	94,801	4,932
General Mills Inc.	87,145	4,893
Delphi Automotive plc	41,889	3,643
VF Corp.	48,994	3,451
Mead Johnson Nutrition Co.	29,119	2,833
Estee Lauder Cos. Inc. Class A	32,056	2,803
* Electronic Arts Inc.	43,396	2,723
ConAgra Foods Inc.	60,805	2,348
Stanley Black & Decker Inc.	22,343	2,289
Kellogg Co.	35,536	2,231
Dr Pepper Snapple Group Inc.	28,167	2,159
Hershey Co.	23,130	2,148
Whirlpool Corp.	11,211	2,066
Clorox Co.	18,964	2,042
Genuine Parts Co.	22,158	2,005
BorgWarner Inc.	32,639	1,963
Bunge Ltd.	20,922	1,936
Tyson Foods Inc. Class A	44,066	1,871
Hanesbrands Inc.	57,028	1,817
JM Smucker Co.	14,380	1,705

Autoliv Inc.	13,123	1,655
Harley-Davidson Inc.	30,910	1,653
* Mohawk Industries Inc.	8,769	1,637
Church & Dwight Co. Inc.	19,237	1,615
Keurig Green Mountain Inc.	18,325	1,580
Newell Rubbermaid Inc.	39,058	1,544
Coca-Cola Enterprises Inc.	33,950	1,502
Coach Inc.	39,468	1,396
McCormick & Co. Inc.	16,897	1,326
* Michael Kors Holdings Ltd.	28,073	1,305
Energizer Holdings Inc.	8,968	1,271
Polaris Industries Inc.	8,871	1,269
Campbell Soup Co.	26,231	1,268
DR Horton Inc.	48,305	1,262
Mattel Inc.	48,878	1,261
Harman International Industries Inc.	9,828	1,184
PVH Corp.	11,272	1,179
Lennar Corp. Class A	24,980	1,165
Ralph Lauren Corp. Class A	8,882	1,158
Hormel Foods Corp.	19,858	1,136
Leggett & Platt Inc.	19,776	935
* lululemon athletica Inc.	14,593	872
PulteGroup Inc.	43,878	842
* Toll Brothers Inc.	23,075	835
* Herbalife Ltd.	13,129	683
* Fossil Group Inc.	6,559	466
Avon Products Inc.	61,769	415
		191,690
Consumer Services (11.4%)
Walt Disney Co.	244,838	27,023
Home Depot Inc.	187,399	20,880
CVS Health Corp.	162,489	16,636
McDonald's Corp.	140,512	13,479
Starbucks Corp.	208,874	10,853
Time Warner Inc.	120,971	10,220
Lowe's Cos. Inc.	140,486	9,831
* Priceline Group Inc.	7,528	8,823
McKesson Corp.	33,282	7,895
Target Corp.	91,079	7,224
TJX Cos. Inc.	99,984	6,437
Cardinal Health Inc.	47,735	4,209
AmerisourceBergen Corp. Class A	32,600	3,669
Viacom Inc. Class B	51,201	3,424
Macy's Inc.	49,743	3,330
* O'Reilly Automotive Inc.	14,645	3,215
* AutoZone Inc.	4,631	3,120
Dollar General Corp.	40,662	2,952
Ross Stores Inc.	30,299	2,929
* Chipotle Mexican Grill Inc. Class A	4,486	2,761
L Brands Inc.	31,493	2,725
Omnicom Group Inc.	35,825	2,670
Nielsen NV	51,318	2,309
* Dollar Tree Inc.	29,658	2,224
* CarMax Inc.	30,316	2,154
* Bed Bath & Beyond Inc.	26,663	1,902
Kohl's Corp.	27,162	1,779
Expedia Inc.	14,510	1,556

Staples Inc.	92,165	1,518
Signet Jewelers Ltd.	11,693	1,512
Best Buy Co. Inc.	39,834	1,382
Gap Inc.	34,834	1,335
* Hertz Global Holdings Inc.	66,077	1,314
Tractor Supply Co.	14,891	1,298
Foot Locker Inc.	20,509	1,296
H&R Block Inc.	39,647	1,258
* Discovery Communications Inc.	39,825	1,252
Interpublic Group of Cos. Inc.	60,187	1,229
* IHS Inc. Class A	9,717	1,199
Darden Restaurants Inc.	17,889	1,172
Gannett Co. Inc.	32,552	1,165
Scripps Networks Interactive Inc. Class A	11,224	752
* Discovery Communications Inc. Class A	21,449	728
* AutoNation Inc.	10,684	667
Dun & Bradstreet Corp.	5,148	659
* Urban Outfitters Inc.	14,327	493
		206,458
Financials (24.1%)
Wells Fargo & Co.	746,320	41,764
JPMorgan Chase & Co.	536,161	35,269
Bank of America Corp.	1,525,352	25,168
Citigroup Inc.	439,259	23,755
Visa Inc. Class A	284,760	19,557
MasterCard Inc. Class A	144,785	13,358
Goldman Sachs Group Inc.	59,097	12,185
American International Group Inc.	195,511	11,459
US Bancorp	260,148	11,215
American Express Co.	130,022	10,365
Morgan Stanley	202,769	7,746
PNC Financial Services Group Inc.	75,889	7,262
Bank of New York Mellon Corp.	163,854	7,105
MetLife Inc.	130,968	6,844
BlackRock Inc.	18,070	6,610
Capital One Financial Corp.	71,840	6,003
American Tower Corporation	60,994	5,660
Prudential Financial Inc.	66,202	5,601
ACE Ltd.	47,863	5,096
Charles Schwab Corp.	159,216	5,039
Travelers Cos. Inc.	46,404	4,692
State Street Corp.	60,179	4,690
Marsh & McLennan Cos. Inc.	78,550	4,574
CME Group Inc.	46,098	4,342
Aon plc	41,160	4,166
BB&T Corp.	103,793	4,097
Allstate Corp.	60,607	4,080
McGraw Hill Financial Inc.	39,083	4,055
Public Storage	20,937	4,052
Aflac Inc.	63,031	3,922
Intercontinental Exchange Inc.	16,262	3,851
Equity Residential	51,551	3,831
Discover Financial Services	65,514	3,817
Health Care REIT Inc.	49,969	3,511
Ameriprise Financial Inc.	26,684	3,325
Chubb Corp.	33,982	3,313
Moody's Corp.	30,054	3,249

SunTrust Banks Inc.	75,308	3,214
Ventas Inc.	47,661	3,170
AvalonBay Communities Inc.	18,961	3,157
Franklin Resources Inc.	58,768	2,992
Prologis Inc.	73,400	2,906
T. Rowe Price Group Inc.	35,934	2,899
Boston Properties Inc.	21,871	2,844
Hartford Financial Services Group Inc.	62,317	2,562
HCP Inc.	65,973	2,554
Northern Trust Corp.	34,259	2,554
Invesco Ltd.	62,370	2,484
Weyerhaeuser Co.	75,393	2,455
Fifth Third Bancorp	118,669	2,402
Principal Financial Group Inc.	42,567	2,200
Progressive Corp.	78,921	2,158
Lincoln National Corp.	37,604	2,144
Equinix Inc.	7,864	2,108
General Growth Properties Inc.	72,573	2,056
M&T Bank Corp.	16,735	2,023
Regions Financial Corp.	198,417	2,002
Macerich Co.	22,759	1,869
KeyCorp	124,713	1,818
Equifax Inc.	17,548	1,761
Loews Corp.	42,573	1,708
Western Union Co.	75,223	1,651
XL Group plc Class A	43,654	1,645
* Ally Financial Inc.	69,350	1,572
* CBRE Group Inc. Class A	40,811	1,561
Voya Financial Inc.	32,990	1,495
Realty Income Corp.	31,876	1,453
* Markel Corp.	1,858	1,436
Annaly Capital Management Inc.	136,342	1,423
Kimco Realty Corp.	59,299	1,421
Huntington Bancshares Inc.	117,573	1,309
Digital Realty Trust Inc.	19,591	1,294
Comerica Inc.	26,129	1,279
Unum Group	36,347	1,271
CIT Group Inc.	26,466	1,224
Willis Group Holdings plc	25,641	1,217
Arthur J Gallagher & Co.	23,775	1,152
Navient Corp.	59,107	1,139
TD Ameritrade Holding Corp.	30,593	1,137
* Arch Capital Group Ltd.	17,284	1,104
* Alleghany Corp.	2,323	1,104
American Capital Agency Corp.	51,393	1,072
Plum Creek Timber Co. Inc.	25,522	1,053
Cincinnati Financial Corp.	20,494	1,037
Torchmark Corp.	17,641	1,007
Iron Mountain Inc.	26,608	970
Duke Realty Corp.	49,122	961
PartnerRe Ltd.	7,112	935
Regency Centers Corp.	13,542	855
Zions Bancorporation	29,258	845
* Liberty Ventures Class A	19,548	811
Legg Mason Inc.	14,687	784
Axis Capital Holdings Ltd.	13,945	768
Liberty Property Trust	21,401	748

WR Berkley Corp.	14,908	730
People's United Financial Inc.	44,810	697
Assurant Inc.	10,191	671
RenaissanceRe Holdings Ltd.	6,323	646
* SLM Corp.	61,128	627
* Synchrony Financial	19,246	621
Commerce Bancshares Inc.	13,222	590
* Genworth Financial Inc. Class A	71,191	565
Weingarten Realty Investors	15,806	533
Rayonier Inc.	18,276	472
* Communications Sales & Leasing Inc.	17,431	454
		438,007
Health Care (20.1%)
Johnson & Johnson	396,400	39,695
Pfizer Inc.	884,588	30,739
Merck & Co. Inc.	411,488	25,055
* Actavis plc	56,377	17,297
Amgen Inc.	109,165	17,058
UnitedHealth Group Inc.	138,581	16,659
AbbVie Inc.	248,438	16,543
Medtronic plc	203,850	15,558
Bristol-Myers Squibb Co.	238,316	15,395
* Biogen Inc.	34,119	13,545
* Celgene Corp.	115,655	13,236
Eli Lilly & Co.	143,531	11,325
Abbott Laboratories	216,797	10,536
* Express Scripts Holding Co.	106,020	9,239
Thermo Fisher Scientific Inc.	57,327	7,431
Anthem Inc.	39,011	6,548
Aetna Inc.	50,714	5,983
* Regeneron Pharmaceuticals Inc.	11,470	5,879
Cigna Corp.	38,031	5,356
Baxter International Inc.	78,225	5,211
* Alexion Pharmaceuticals Inc.	29,190	4,782
Humana Inc.	22,204	4,766
* Vertex Pharmaceuticals Inc.	34,753	4,458
* Mylan NV	59,541	4,324
Becton Dickinson and Co.	29,959	4,210
Stryker Corp.	40,811	3,923
* HCA Holdings Inc.	47,718	3,905
Perrigo Co. plc	18,864	3,590
Zoetis Inc.	72,044	3,586
* Boston Scientific Corp.	191,060	3,491
St. Jude Medical Inc.	40,934	3,019
* BioMarin Pharmaceutical Inc.	22,273	2,797
Zimmer Holdings Inc.	24,330	2,776
* DaVita HealthCare Partners Inc.	30,911	2,590
* Intuitive Surgical Inc.	5,275	2,573
* Hospira Inc.	24,710	2,185
* Incyte Corp.	19,095	2,103
* Edwards Lifesciences Corp.	15,450	2,020
* Endo International plc	23,904	2,002
CR Bard Inc.	10,824	1,844
Universal Health Services Inc. Class B	13,282	1,721
* Henry Schein Inc.	12,093	1,713
* Laboratory Corp. of America Holdings	14,483	1,708
Quest Diagnostics Inc.	20,938	1,575

* Waters Corp.	11,482	1,534
* Jazz Pharmaceuticals plc	7,828	1,404
* Varian Medical Systems Inc.	14,437	1,250
DENTSPLY International Inc.	20,467	1,065
Patterson Cos. Inc.	12,073	578
		365,780
Industrials (6.3%)
Union Pacific Corp.	127,250	12,841
Danaher Corp.	85,933	7,418
FedEx Corp.	38,511	6,671
Automatic Data Processing Inc.	68,553	5,862
Eaton Corp. plc	68,298	4,889
CSX Corp.	142,894	4,870
Illinois Tool Works Inc.	49,233	4,619
Deere & Co.	46,425	4,349
Norfolk Southern Corp.	44,612	4,104
Cummins Inc.	26,587	3,604
Waste Management Inc.	65,984	3,276
Sherwin-Williams Co.	11,366	3,275
PACCAR Inc.	50,928	3,237
* Fiserv Inc.	35,229	2,823
Ingersoll-Rand plc	38,282	2,633
Rockwell Automation Inc.	19,526	2,399
WW Grainger Inc.	8,522	2,048
Agilent Technologies Inc.	48,341	1,991
AMETEK Inc.	35,166	1,890
Xerox Corp.	164,349	1,877
Pentair plc	26,908	1,723
Vulcan Materials Co.	18,858	1,696
Fastenal Co.	39,074	1,622
Sealed Air Corp.	30,572	1,489
Kansas City Southern	15,832	1,433
Towers Watson & Co. Class A	10,125	1,397
CH Robinson Worldwide Inc.	21,094	1,302
Expeditors International of Washington Inc.	27,852	1,277
MeadWestvaco Corp.	24,113	1,219
JB Hunt Transport Services Inc.	13,363	1,123
* United Rentals Inc.	12,585	1,119
Fortune Brands Home & Security Inc.	22,872	1,049
Robert Half International Inc.	18,585	1,048
* Flextronics International Ltd.	82,392	1,001
ManpowerGroup Inc.	11,504	974
Xylem Inc.	26,391	965
Broadridge Financial Solutions Inc.	17,466	946
ADT Corp.	24,693	901
* Trimble Navigation Ltd.	37,463	878
Avnet Inc.	19,879	875
Allegion plc	13,848	865
* Arrow Electronics Inc.	13,837	841
* Keysight Technologies Inc.	24,282	798
Ryder System Inc.	7,713	707
Bemis Co. Inc.	14,469	665
Jabil Circuit Inc.	25,781	633
MDU Resources Group Inc.	28,081	588
* Owens-Illinois Inc.	23,880	571
		114,381

Oil & Gas (2.9%)
	Kinder Morgan Inc.	260,756	10,819
	Occidental Petroleum Corp.	111,924	8,751
	Anadarko Petroleum Corp.	72,335	6,048
	Williams Cos. Inc.	107,838	5,511
	Devon Energy Corp.	59,144	3,857
	Spectra Energy Corp.	96,171	3,382
	Marathon Oil Corp.	97,369	2,648
	EQT Corp.	21,886	1,862
*	Southwestern Energy Co.	55,377	1,427
*	FMC Technologies Inc.	33,825	1,414
	Chesapeake Energy Corp.	95,847	1,352
	Range Resources Corp.	24,332	1,348
	Helmerich & Payne Inc.	14,793	1,080
*	Newfield Exploration Co.	23,576	891
	Ensco plc Class A	33,720	793
	Core Laboratories NV	6,356	747
	Noble Corp. plc	36,426	610
	QEP Resources Inc.	25,934	488
			53,028
Technology (21.6%)
	Apple Inc.	831,500	108,328
	Microsoft Corp.	1,050,834	49,242
	Intel Corp.	683,591	23,557
*	Google Inc. Class A	41,419	22,587
	Cisco Systems Inc.	743,540	21,793
*	Google Inc. Class C	40,861	21,743
	Oracle Corp.	485,405	21,110
	QUALCOMM Inc.	235,293	16,395
	Texas Instruments Inc.	152,496	8,528
	EMC Corp.	280,307	7,383
*	Salesforce.com inc	82,899	6,031
*	Adobe Systems Inc.	72,471	5,732
*	Cognizant Technology Solutions Corp. Class A	87,117	5,638
	Avago Technologies Ltd. Class A	36,830	5,453
	Broadcom Corp. Class A	78,090	4,439
*	Micron Technology Inc.	154,411	4,313
	Intuit Inc.	38,326	3,992
	Corning Inc.	183,413	3,837
*	NXP Semiconductors NV	32,920	3,695
	Applied Materials Inc.	175,661	3,536
	Western Digital Corp.	31,650	3,081
*	Cerner Corp.	42,597	2,866
	Seagate Technology plc	45,256	2,518
	Symantec Corp.	98,617	2,428
	Altera Corp.	43,312	2,116
	SanDisk Corp.	30,718	2,100
*	Red Hat Inc.	26,485	2,046
	Lam Research Corp.	22,876	1,882
*	Akamai Technologies Inc.	24,546	1,872
	Xilinx Inc.	37,632	1,784
*	Autodesk Inc.	32,795	1,776
	Juniper Networks Inc.	62,295	1,732
*	Check Point Software Technologies Ltd.	19,874	1,684
	NVIDIA Corp.	74,946	1,659
*	Citrix Systems Inc.	23,211	1,509
	CA Inc.	47,875	1,458

Maxim Integrated Products Inc.		40,998	1,438
KLA-Tencor Corp.		23,413	1,397
* F5 Networks Inc.		10,423	1,310
CDK Global Inc.		23,151	1,234
* Workday Inc. Class A		15,188	1,199
* Mobileye NV		25,435	1,197
* Synopsys Inc.		22,161	1,106
* VeriSign Inc.		16,889	1,067
* VMware Inc. Class A		10,772	941
* Teradata Corp.		22,064	859
DST Systems Inc.		4,961	587
* Yandex NV Class A		32,368	584
* ServiceNow Inc.		6,341	486
* Cree Inc.		14,739	446
			393,694
Telecommunications (0.2%)
* T-Mobile US Inc.		37,042	1,440
Frontier Communications Corp.		144,554	745
* Sprint Corp.		119,199	554
* Windstream Holdings Inc.		13,943	113
			2,852
Utilities (0.9%)
Consolidated Edison Inc.		42,010	2,598
Eversource Energy		45,538	2,243
NiSource Inc.		45,310	2,138
Wisconsin Energy Corp.		32,907	1,589
American Water Works Co. Inc.		25,844	1,366
CMS Energy Corp.		39,790	1,358
ONEOK Inc.		29,988	1,257
CenterPoint Energy Inc.		61,513	1,253
Pepco Holdings Inc.		36,222	987
Alliant Energy Corp.		15,823	970
TECO Energy Inc.		33,661	634
Questar Corp.		25,101	570
			16,963
Total Common Stocks (Cost $1,400,818)			1,819,833
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $6,059)	0.136%	6,059,109	6,059

Total Investments (100.3%) (Cost $1,406,877)			1,825,892
Other Assets and Liabilities-Net (-0.3%)			(5,527)
Net Assets (100%)			1,820,365

* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

FTSE Social Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2015, the cost of investment securities for tax purposes was $1,406,877,000. Net unrealized appreciation of investment securities for tax purposes was $419,015,000, consisting of unrealized gains of $441,259,000 on securities that had risen in value since their purchase and $22,244,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%) [1]
Basic Materials (2.2%)
EI du Pont de Nemours & Co.	75,674	5,374
Dow Chemical Co.	96,771	5,039
LyondellBasell Industries NV Class A	31,868	3,222
Praxair Inc.	24,098	2,961
PPG Industries Inc.	11,375	2,604
Ecolab Inc.	22,595	2,590
Air Products & Chemicals Inc.	16,148	2,370
International Paper Co.	35,422	1,836
Freeport-McMoRan Inc.	87,064	1,711
Mosaic Co.	27,709	1,270
Nucor Corp.	26,771	1,266
Newmont Mining Corp.	20,866	568
		30,811
Consumer Goods (9.3%)
Procter & Gamble Co.	225,672	17,691
Coca-Cola Co.	328,409	13,452
PepsiCo Inc.	123,969	11,954
Philip Morris International Inc.	129,361	10,746
Altria Group Inc.	164,702	8,433
NIKE Inc. Class B	57,336	5,829
Mondelez International Inc. Class A	131,090	5,452
Colgate-Palmolive Co.	75,810	5,063
Ford Motor Co.	324,338	4,920
Monsanto Co.	40,386	4,724
Kraft Foods Group Inc.	49,117	4,148
General Motors Co.	114,496	4,118
Kimberly-Clark Corp.	30,525	3,323
Johnson Controls Inc.	54,907	2,856
General Mills Inc.	50,383	2,829
Archer-Daniels-Midland Co.	52,975	2,800
Lorillard Inc.	30,043	2,178
Reynolds American Inc.	26,658	2,046
VF Corp.	28,896	2,035
* Tesla Motors Inc.	7,356	1,845
Estee Lauder Cos. Inc. Class A	19,310	1,688
Mead Johnson Nutrition Co.	16,806	1,635
Stanley Black & Decker Inc.	13,152	1,347
Kellogg Co.	20,955	1,315
Hershey Co.	12,055	1,120
Activision Blizzard Inc.	42,034	1,062
Campbell Soup Co.	17,003	822
Brown-Forman Corp. Class B	8,390	791
* Michael Kors Holdings Ltd.	15,992	744
		126,966
Consumer Services (14.0%)
Walt Disney Co.	127,840	14,110
* Amazon.com Inc.	31,044	13,325
Home Depot Inc.	110,115	12,269

Comcast Corp. Class A	177,130	10,355
Wal-Mart Stores Inc.	134,744	10,007
CVS Health Corp.	93,949	9,619
McDonald's Corp.	80,413	7,714
Walgreens Boots Alliance Inc.	72,936	6,261
Starbucks Corp.	119,137	6,190
Lowe's Cos. Inc.	81,395	5,696
* eBay Inc.	91,075	5,588
Time Warner Inc.	66,006	5,576
Costco Wholesale Corp.	36,849	5,254
* Priceline Group Inc.	4,338	5,084
McKesson Corp.	19,479	4,621
Twenty-First Century Fox Inc. Class A	133,358	4,481
Time Warner Cable Inc.	23,473	4,246
Target Corp.	53,287	4,227
* DIRECTV	41,988	3,823
TJX Cos. Inc.	55,036	3,543
Yum! Brands Inc.	36,167	3,259
* Netflix Inc.	4,808	3,000
Delta Air Lines Inc.	68,896	2,957
Kroger Co.	38,994	2,839
American Airlines Group Inc.	58,287	2,470
Cardinal Health Inc.	27,581	2,432
CBS Corp. Class B	37,020	2,285
Comcast Corp. Special Class A	37,325	2,165
Southwest Airlines Co.	56,354	2,088
Viacom Inc. Class B	30,526	2,042
Macy's Inc.	28,900	1,935
Sysco Corp.	49,386	1,835
* AutoZone Inc.	2,671	1,799
Carnival Corp.	37,255	1,726
Las Vegas Sands Corp.	33,528	1,704
Omnicom Group Inc.	20,641	1,538
* DISH Network Corp. Class A	17,812	1,261
Whole Foods Market Inc.	30,026	1,238
* Hilton Worldwide Holdings Inc.	41,265	1,195
Starwood Hotels & Resorts Worldwide Inc.	14,421	1,193
* Bed Bath & Beyond Inc.	14,796	1,055
Kohl's Corp.	16,030	1,050
Dollar General Corp.	12,687	921
L Brands Inc.	10,387	899
* United Continental Holdings Inc.	16,054	876
* Sirius XM Holdings Inc.	210,963	814
Gap Inc.	19,450	746
Wynn Resorts Ltd.	6,783	683
* Liberty Media Corp.	17,216	654
* Liberty Interactive Corp. Class A	17,735	496
Twenty-First Century Fox Inc.	14,166	474
* Liberty Media Corp. Class A	7,801	299
		191,917
Financials (17.8%)
Wells Fargo & Co.	430,503	24,091
* Berkshire Hathaway Inc. Class B	152,367	21,788
JPMorgan Chase & Co.	311,512	20,491
Bank of America Corp.	879,188	14,507
Citigroup Inc.	240,888	13,027
Visa Inc. Class A	164,178	11,276

MasterCard Inc. Class A	83,645	7,717
Goldman Sachs Group Inc.	34,577	7,129
American Express Co.	85,222	6,794
American International Group Inc.	114,799	6,728
US Bancorp	149,338	6,438
Simon Property Group Inc.	25,926	4,703
Morgan Stanley	122,333	4,673
PNC Financial Services Group Inc.	43,967	4,207
Bank of New York Mellon Corp.	90,731	3,934
Capital One Financial Corp.	46,092	3,851
MetLife Inc.	71,285	3,725
BlackRock Inc.	8,977	3,284
American Tower Corporation	35,081	3,255
Prudential Financial Inc.	37,909	3,207
Charles Schwab Corp.	98,534	3,119
ACE Ltd.	26,364	2,807
Travelers Cos. Inc.	26,809	2,711
Marsh & McLennan Cos. Inc.	44,945	2,617
State Street Corp.	32,683	2,547
CME Group Inc.	26,792	2,524
Public Storage	12,318	2,384
McGraw Hill Financial Inc.	22,899	2,376
Aon plc	23,456	2,374
BB&T Corp.	60,126	2,373
Allstate Corp.	34,835	2,345
Crown Castle International Corp.	27,814	2,268
Equity Residential	30,475	2,265
Intercontinental Exchange Inc.	9,387	2,223
Aflac Inc.	35,667	2,219
Discover Financial Services	37,320	2,175
Ameriprise Financial Inc.	15,205	1,894
Chubb Corp.	19,238	1,876
SunTrust Banks Inc.	43,566	1,859
Ventas Inc.	27,639	1,839
Franklin Resources Inc.	33,887	1,725
Prologis Inc.	42,837	1,696
T. Rowe Price Group Inc.	20,777	1,677
Boston Properties Inc.	12,801	1,665
HCP Inc.	38,626	1,496
Invesco Ltd.	35,959	1,432
Weyerhaeuser Co.	43,946	1,431
Vornado Realty Trust	14,151	1,414
Northern Trust Corp.	18,763	1,399
Fifth Third Bancorp	68,618	1,389
Progressive Corp.	46,905	1,282
Host Hotels & Resorts Inc.	63,608	1,267
General Growth Properties Inc.	44,549	1,262
Health Care REIT Inc.	14,565	1,023
Loews Corp.	25,013	1,004
TD Ameritrade Holding Corp.	20,533	763
* Synchrony Financial	10,392	336
* Berkshire Hathaway Inc. Class A	1	215
		244,096
Health Care (15.1%)
Johnson & Johnson	232,322	23,265
Pfizer Inc.	526,499	18,296
Merck & Co. Inc.	238,259	14,508

* Gilead Sciences Inc.	124,529	13,981
* Actavis plc	32,946	10,108
Amgen Inc.	63,401	9,907
UnitedHealth Group Inc.	79,626	9,572
AbbVie Inc.	136,731	9,105
Medtronic plc	118,833	9,069
Bristol-Myers Squibb Co.	138,925	8,974
* Biogen Inc.	19,622	7,790
* Celgene Corp.	66,873	7,653
Eli Lilly & Co.	83,635	6,599
Abbott Laboratories	125,733	6,111
* Express Scripts Holding Co.	60,652	5,285
Thermo Fisher Scientific Inc.	33,162	4,299
Anthem Inc.	22,318	3,746
Aetna Inc.	29,382	3,466
* Regeneron Pharmaceuticals Inc.	6,308	3,233
Cigna Corp.	21,592	3,041
Baxter International Inc.	45,432	3,026
* Alexion Pharmaceuticals Inc.	16,884	2,766
Humana Inc.	12,449	2,672
* Vertex Pharmaceuticals Inc.	20,237	2,596
Stryker Corp.	26,989	2,594
* Illumina Inc.	12,014	2,476
Becton Dickinson and Co.	17,488	2,457
* HCA Holdings Inc.	26,297	2,152
Zoetis Inc.	37,737	1,878
St. Jude Medical Inc.	23,575	1,739
Zimmer Holdings Inc.	14,222	1,623
* Intuitive Surgical Inc.	3,068	1,496
* Mylan NV	17,334	1,259
Perrigo Co. plc	5,844	1,112
		207,854
Industrials (10.3%)
General Electric Co.	839,186	22,885
United Technologies Corp.	72,058	8,443
3M Co.	53,040	8,438
Boeing Co.	52,981	7,445
Union Pacific Corp.	73,571	7,424
Honeywell International Inc.	62,117	6,473
United Parcel Service Inc. Class B	59,494	5,903
Accenture plc Class A	52,526	5,045
Danaher Corp.	50,162	4,330
Caterpillar Inc.	50,699	4,326
Lockheed Martin Corp.	22,426	4,221
FedEx Corp.	22,510	3,899
Emerson Electric Co.	57,312	3,456
Automatic Data Processing Inc.	39,638	3,389
General Dynamics Corp.	23,570	3,303
CSX Corp.	82,871	2,824
Eaton Corp. plc	39,015	2,793
Deere & Co.	28,445	2,665
Raytheon Co.	25,677	2,651
Northrop Grumman Corp.	16,578	2,639
Illinois Tool Works Inc.	26,997	2,533
Precision Castparts Corp.	11,837	2,505
Norfolk Southern Corp.	25,776	2,371
TE Connectivity Ltd.	33,968	2,344

	Cummins Inc.	14,423	1,955
	Waste Management Inc.	38,434	1,908
	PACCAR Inc.	29,624	1,883
*	LinkedIn Corp. Class A	9,130	1,780
	Ingersoll-Rand plc	22,067	1,518
	Parker-Hannifin Corp.	11,913	1,435
	Tyco International plc	35,243	1,422
	Rockwell Automation Inc.	11,323	1,391
	Paychex Inc.	27,347	1,351
	Agilent Technologies Inc.	28,130	1,159
	Sherwin-Williams Co.	3,372	972
	Republic Services Inc. Class A	20,709	834
	Dover Corp.	6,780	511
	Xerox Corp.	44,285	506
			140,930
Oil & Gas (8.2%)
	Exxon Mobil Corp.	350,521	29,864
	Chevron Corp.	157,178	16,189
	Schlumberger Ltd.	106,843	9,698
	ConocoPhillips	102,992	6,559
	Kinder Morgan Inc.	142,514	5,913
	Occidental Petroleum Corp.	64,383	5,034
	EOG Resources Inc.	45,779	4,060
	Phillips 66	45,421	3,594
	Anadarko Petroleum Corp.	42,270	3,534
	Halliburton Co.	67,315	3,056
	Williams Cos. Inc.	56,148	2,869
	Valero Energy Corp.	43,116	2,554
	Marathon Petroleum Corp.	23,406	2,422
	Baker Hughes Inc.	36,228	2,335
	Devon Energy Corp.	32,541	2,122
	Spectra Energy Corp.	56,178	1,976
	Apache Corp.	31,476	1,884
	Pioneer Natural Resources Co.	12,416	1,836
	National Oilwell Varco Inc.	34,199	1,682
	Marathon Oil Corp.	56,578	1,538
	Hess Corp.	22,581	1,525
	Noble Energy Inc.	32,412	1,419
*	Continental Resources Inc.	7,758	354
	Chesapeake Energy Corp.	24,952	352
			112,369
Technology (17.9%)
	Apple Inc.	486,872	63,430
	Microsoft Corp.	616,939	28,910
*	Facebook Inc. Class A	177,585	14,063
	International Business Machines Corp.	82,643	14,020
	Intel Corp.	395,876	13,642
*	Google Inc. Class A	23,981	13,077
*	Google Inc. Class C	24,270	12,914
	Cisco Systems Inc.	426,781	12,509
	Oracle Corp.	275,308	11,973
	QUALCOMM Inc.	137,858	9,606
	Hewlett-Packard Co.	152,860	5,106
	Texas Instruments Inc.	87,607	4,899
	EMC Corp.	170,217	4,484
*	Salesforce.com inc	50,055	3,641

*	Cognizant Technology Solutions Corp. Class A			50,988	3,300
	Avago Technologies Ltd. Class A			21,452	3,176
*	Adobe Systems Inc.			39,445	3,120
*	Yahoo! Inc.			71,251	3,059
	Broadcom Corp. Class A			45,427	2,583
*	Micron Technology Inc.			89,945	2,512
	Intuit Inc.			21,984	2,290
	Corning Inc.			106,141	2,220
	Applied Materials Inc.			102,511	2,064
	Analog Devices Inc.			26,139	1,776
*	Twitter Inc.			42,555	1,560
	Symantec Corp.			56,811	1,399
	Motorola Solutions Inc.			16,346	964
	Western Digital Corp.			9,137	890
	NetApp Inc.			26,055	870
	CA Inc.			25,968	791
*	VMware Inc. Class A			7,104	620
	SanDisk Corp.			8,842	605
					246,073
Telecommunications (2.6%)
	Verizon Communications Inc.			347,192	17,165
	AT&T Inc.			433,737	14,982
	CenturyLink Inc.			47,507	1,579
*	T-Mobile US Inc.			23,720	922
*	Sprint Corp.			66,293	308
					34,956
Utilities (2.5%)
	Duke Energy Corp.			59,098	4,475
	NextEra Energy Inc.			37,014	3,788
	Dominion Resources Inc.			48,824	3,443
	Southern Co.			75,231	3,287
	Exelon Corp.			72,022	2,437
	American Electric Power Co. Inc.			40,858	2,300
	PG&E Corp.			39,922	2,135
	Sempra Energy			19,611	2,108
	PPL Corp.			55,835	1,938
	Public Service Enterprise Group Inc.			42,419	1,808
	Edison International			27,282	1,659
	Consolidated Edison Inc.			24,470	1,513
	Xcel Energy Inc.			42,415	1,444
	FirstEnergy Corp.			35,316	1,260
	Entergy Corp.			15,022	1,149
					34,744
Total Common Stocks (Cost $973,353)					1,370,716
Temporary Cash Investments (0.0%)[1]
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
2	Federal Home Loan Bank Discount Notes	0.067%	6/3/15	100	100
[2,3] Federal Home Loan Bank Discount Notes		0.133%	7/31/15	100	100
					200
Total Temporary Cash Investments (Cost $200)					200

Total Investments (99.9%) (Cost $973,553)	1,370,916
Other Assets and Liabilities-Net (0.1%)	1,505
Net Assets (100%)	1,372,421

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,370,716	—	—
Temporary Cash Investments	—	200	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	1,370,703	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

Vanguard Mega Cap Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	16	1,685	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $973,553,000. Net unrealized appreciation of investment securities for tax purposes was $397,363,000, consisting of unrealized gains of $406,321,000 on securities that had risen in value since their purchase and $8,958,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.7%)
	Praxair Inc.	77,342	9,502
	PPG Industries Inc.	36,442	8,341
	Ecolab Inc.	72,381	8,299
	Nucor Corp.	85,523	4,045
	Air Products & Chemicals Inc.	25,903	3,802
			33,989
Consumer Goods (8.6%)
	Coca-Cola Co.	1,053,234	43,140
	Philip Morris International Inc.	414,581	34,439
	NIKE Inc. Class B	184,042	18,712
	Colgate-Palmolive Co.	242,940	16,226
	Monsanto Co.	129,616	15,163
	Lorillard Inc.	96,462	6,992
	VF Corp.	92,603	6,522
*	Tesla Motors Inc.	23,513	5,897
	Estee Lauder Cos. Inc. Class A	61,714	5,396
	Mead Johnson Nutrition Co.	54,184	5,272
	Stanley Black & Decker Inc.	42,188	4,322
	Hershey Co.	38,696	3,593
	Brown-Forman Corp. Class B	27,264	2,570
*	Michael Kors Holdings Ltd.	51,107	2,376
			170,620
Consumer Services (22.4%)
	Walt Disney Co.	409,958	45,247
*	Amazon.com Inc.	99,573	42,740
	Home Depot Inc.	353,245	39,359
	Comcast Corp. Class A	640,310	37,433
	McDonald's Corp.	257,493	24,701
	Starbucks Corp.	381,633	19,830
	Lowe's Cos. Inc.	260,849	18,254
*	eBay Inc.	291,731	17,901
	Time Warner Inc.	211,509	17,868
	Costco Wholesale Corp.	118,003	16,826
*	Priceline Group Inc.	13,911	16,304
	Time Warner Cable Inc.	75,246	13,611
	Twenty-First Century Fox Inc. Class A	381,907	12,832
*	DIRECTV	134,679	12,261
	TJX Cos. Inc.	176,331	11,352
	Yum! Brands Inc.	116,024	10,455
*	Netflix Inc.	15,394	9,607
	American Airlines Group Inc.	186,568	7,905
	CBS Corp. Class B	118,801	7,332
	Southwest Airlines Co.	181,449	6,723
	Viacom Inc. Class B	97,615	6,528
*	AutoZone Inc.	8,552	5,761
	Las Vegas Sands Corp.	107,455	5,462
*	DISH Network Corp. Class A	56,890	4,027
	Whole Foods Market Inc.	96,365	3,974

* Hilton Worldwide Holdings Inc.	132,433	3,835
Starwood Hotels & Resorts Worldwide Inc.	46,040	3,810
* Bed Bath & Beyond Inc.	47,286	3,372
Twenty-First Century Fox Inc.	91,820	3,070
Dollar General Corp.	40,663	2,952
L Brands Inc.	33,332	2,884
Comcast Corp. Special Class A	47,634	2,763
* Sirius XM Holdings Inc.	672,851	2,597
Gap Inc.	62,475	2,395
Wynn Resorts Ltd.	21,700	2,185
* Liberty Interactive Corp. Class A	57,081	1,597
Viacom Inc. Class A	216	15
CBS Corp. Class A	141	10
		445,778
Financials (12.1%)
Visa Inc. Class A	526,394	36,153
MasterCard Inc. Class A	267,940	24,720
American Express Co.	273,168	21,777
Simon Property Group Inc.	83,330	15,116
BlackRock Inc.	28,767	10,522
American Tower Corporation	112,609	10,449
Charles Schwab Corp.	316,540	10,018
Marsh & McLennan Cos. Inc.	144,352	8,406
Public Storage	39,336	7,613
McGraw Hill Financial Inc.	73,315	7,606
Aon plc	75,136	7,605
Crown Castle International Corp.	89,433	7,293
Equity Residential	97,496	7,246
Intercontinental Exchange Inc.	29,997	7,103
Ventas Inc.	88,633	5,896
Franklin Resources Inc.	108,241	5,511
Prologis Inc.	137,211	5,432
T. Rowe Price Group Inc.	66,409	5,358
Boston Properties Inc.	41,064	5,340
HCP Inc.	123,442	4,780
Invesco Ltd.	115,037	4,582
Weyerhaeuser Co.	140,667	4,580
Vornado Realty Trust	45,322	4,527
Host Hotels & Resorts Inc.	202,934	4,042
General Growth Properties Inc.	142,171	4,028
Health Care REIT Inc.	46,478	3,266
TD Ameritrade Holding Corp.	65,590	2,437
		241,406
Health Care (14.1%)
* Gilead Sciences Inc.	399,171	44,815
* Actavis plc	105,576	32,392
Amgen Inc.	203,460	31,792
AbbVie Inc.	438,159	29,177
* Biogen Inc.	62,853	24,952
* Celgene Corp.	214,463	24,543
* Express Scripts Holding Co.	194,855	16,980
Thermo Fisher Scientific Inc.	106,258	13,774
* Regeneron Pharmaceuticals Inc.	20,216	10,362
* Alexion Pharmaceuticals Inc.	54,227	8,884
* Vertex Pharmaceuticals Inc.	64,929	8,330
Stryker Corp.	86,235	8,290

*	Illumina Inc.	38,581	7,951
	Zoetis Inc.	120,833	6,014
*	Intuitive Surgical Inc.	9,802	4,781
*	Mylan NV	55,794	4,052
	Perrigo Co. plc	18,856	3,588
			280,677
Industrials (9.8%)
	3M Co.	170,061	27,053
	Boeing Co.	169,839	23,866
	Union Pacific Corp.	236,249	23,840
	United Parcel Service Inc. Class B	190,741	18,925
	Accenture plc Class A	168,413	16,174
	Danaher Corp.	160,850	13,885
	United Technologies Corp.	115,446	13,527
	Automatic Data Processing Inc.	127,292	10,885
	Precision Castparts Corp.	37,979	8,038
	Cummins Inc.	46,330	6,280
	FedEx Corp.	36,080	6,250
	PACCAR Inc.	95,019	6,039
*	LinkedIn Corp. Class A	29,295	5,710
	Rockwell Automation Inc.	36,368	4,469
	Paychex Inc.	87,606	4,329
	Agilent Technologies Inc.	90,094	3,711
	Sherwin-Williams Co.	10,805	3,114
			196,095
Oil & Gas (5.0%)
	Schlumberger Ltd.	342,512	31,090
	Kinder Morgan Inc.	456,542	18,942
	EOG Resources Inc.	146,924	13,031
	Anadarko Petroleum Corp.	135,726	11,348
	Williams Cos. Inc.	180,342	9,215
	Pioneer Natural Resources Co.	39,979	5,910
	Halliburton Co.	108,082	4,907
	Noble Energy Inc.	103,646	4,538
*	Continental Resources Inc.	25,012	1,139
			100,120
Technology (26.2%)
	Apple Inc.	1,561,032	203,371
*	Facebook Inc. Class A	569,451	45,095
*	Google Inc. Class A	76,901	41,936
*	Google Inc. Class C	77,820	41,409
	Oracle Corp.	882,724	38,390
	QUALCOMM Inc.	442,194	30,812
	Texas Instruments Inc.	280,492	15,685
	EMC Corp.	545,544	14,370
*	Salesforce.com inc	160,538	11,679
*	Cognizant Technology Solutions Corp. Class A	163,093	10,555
	Avago Technologies Ltd. Class A	68,665	10,167
*	Adobe Systems Inc.	126,752	10,025
*	Yahoo! Inc.	228,363	9,805
*	Micron Technology Inc.	288,552	8,059
	Intuit Inc.	70,471	7,339
	Applied Materials Inc.	329,072	6,624
	Analog Devices Inc.	83,465	5,672
*	Twitter Inc.	135,999	4,987
*	VMware Inc. Class A	22,786	1,990

SanDisk Corp.			28,689	1,962
NetApp Inc.			41,546	1,388
				521,320
Total Common Stocks (Cost $1,450,704)				1,990,005
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.136%		1,084,106	1,084

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Freddie Mac Discount Notes	0.118%	7/31/15	200	200
Total Temporary Cash Investments (Cost $1,284)				1,284
Total Investments (100.0%) (Cost $1,451,988)				1,991,289
Other Assets and Liabilities-Net (0.0%)				44
Net Assets (100%)				1,991,333

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mega Cap Growth Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,990,005	—	—
Temporary Cash Investments	1,084	200	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	1,991,079	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	13	1,369	21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $1,451,988,000. Net unrealized appreciation of investment securities for tax purposes was $539,301,000, consisting of unrealized gains of $549,986,000 on securities that had risen in value since their purchase and $10,685,000 in unrealized losses on securities that had fallen in value since their purchase.

Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.7%)
EI du Pont de Nemours & Co.	121,292	8,613
Dow Chemical Co.	155,054	8,074
LyondellBasell Industries NV Class A	51,102	5,166
International Paper Co.	56,623	2,935
Freeport-McMoRan Inc.	138,857	2,729
Mosaic Co.	44,299	2,031
Air Products & Chemicals Inc.	12,908	1,894
Newmont Mining Corp.	33,394	910
		32,352
Consumer Goods (9.8%)
Procter & Gamble Co.	361,492	28,337
PepsiCo Inc.	198,472	19,139
Altria Group Inc.	263,603	13,496
Mondelez International Inc. Class A	209,741	8,723
Ford Motor Co.	520,026	7,889
Kraft Foods Group Inc.	78,762	6,651
General Motors Co.	183,150	6,588
Kimberly-Clark Corp.	48,982	5,332
Johnson Controls Inc.	88,061	4,581
General Mills Inc.	80,883	4,542
Archer-Daniels-Midland Co.	84,871	4,485
Reynolds American Inc.	42,652	3,274
Kellogg Co.	33,313	2,091
Activision Blizzard Inc.	67,223	1,698
Campbell Soup Co.	27,219	1,316
		118,142
Consumer Services (7.1%)
Wal-Mart Stores Inc.	215,731	16,022
CVS Health Corp.	150,664	15,425
Walgreens Boots Alliance Inc.	116,785	10,025
McKesson Corp.	31,181	7,397
Target Corp.	85,296	6,766
Delta Air Lines Inc.	110,468	4,741
Kroger Co.	62,571	4,555
Cardinal Health Inc.	44,145	3,892
Macy's Inc.	46,218	3,094
Sysco Corp.	79,388	2,950
Carnival Corp.	59,411	2,753
Omnicom Group Inc.	33,016	2,461
Kohl's Corp.	25,762	1,687
* United Continental Holdings Inc.	25,762	1,407
* Liberty Media Corp.	27,642	1,049
* Liberty Media Corp. Class A	12,634	484
		84,708
Financials (22.5%)
Wells Fargo & Co.	689,893	38,606
* Berkshire Hathaway Inc. Class B	244,953	35,028
JPMorgan Chase & Co.	499,193	32,837

Bank of America Corp.	1,408,465	23,240
Citigroup Inc.	385,826	20,866
Goldman Sachs Group Inc.	55,416	11,426
American International Group Inc.	183,625	10,762
US Bancorp	238,971	10,302
Morgan Stanley	196,014	7,488
PNC Financial Services Group Inc.	70,497	6,746
Bank of New York Mellon Corp.	145,419	6,305
Capital One Financial Corp.	73,855	6,171
MetLife Inc.	114,081	5,962
Prudential Financial Inc.	60,847	5,148
ACE Ltd.	42,139	4,487
Travelers Cos. Inc.	43,023	4,351
State Street Corp.	52,395	4,083
CME Group Inc.	42,771	4,029
BB&T Corp.	96,422	3,806
Allstate Corp.	55,743	3,753
Aflac Inc.	57,255	3,562
Discover Financial Services	59,841	3,487
Ameriprise Financial Inc.	24,459	3,047
Chubb Corp.	31,014	3,024
SunTrust Banks Inc.	69,938	2,985
Fifth Third Bancorp	110,158	2,230
Northern Trust Corp.	29,900	2,229
Progressive Corp.	75,055	2,052
Loews Corp.	39,923	1,602
* Synchrony Financial	16,757	541
* Berkshire Hathaway Inc. Class A	1	215
		270,370
Health Care (16.0%)
Johnson & Johnson	372,276	37,280
Pfizer Inc.	843,629	29,316
Merck & Co. Inc.	381,746	23,245
UnitedHealth Group Inc.	127,728	15,354
Medtronic plc	190,504	14,539
Bristol-Myers Squibb Co.	222,595	14,380
Eli Lilly & Co.	133,841	10,560
Abbott Laboratories	201,552	9,795
Anthem Inc.	35,731	5,997
Aetna Inc.	47,064	5,552
Cigna Corp.	34,603	4,873
Baxter International Inc.	72,595	4,836
Humana Inc.	20,020	4,297
Becton Dickinson and Co.	27,947	3,927
* HCA Holdings Inc.	42,274	3,459
St. Jude Medical Inc.	37,696	2,780
Zimmer Holdings Inc.	22,725	2,593
		192,783
Industrials (10.6%)
General Electric Co.	1,344,542	36,666
Honeywell International Inc.	99,636	10,382
Caterpillar Inc.	81,115	6,921
United Technologies Corp.	57,742	6,766
Lockheed Martin Corp.	35,885	6,754
Emerson Electric Co.	91,819	5,538
General Dynamics Corp.	37,758	5,292

CSX Corp.	132,657	4,521
Eaton Corp. plc	62,600	4,482
Deere & Co.	45,476	4,260
Raytheon Co.	41,122	4,246
Northrop Grumman Corp.	26,543	4,225
Illinois Tool Works Inc.	43,168	4,050
Norfolk Southern Corp.	41,122	3,783
TE Connectivity Ltd.	54,370	3,752
FedEx Corp.	17,988	3,116
Waste Management Inc.	61,440	3,050
Ingersoll-Rand plc	35,307	2,428
Parker-Hannifin Corp.	19,044	2,293
Tyco International plc	56,102	2,264
Republic Services Inc. Class A	33,060	1,332
Dover Corp.	10,982	828
Xerox Corp.	70,400	804
		127,753
Oil & Gas (10.8%)
Exxon Mobil Corp.	561,662	47,854
Chevron Corp.	251,742	25,929
ConocoPhillips	164,864	10,498
Occidental Petroleum Corp.	103,249	8,073
Phillips 66	72,738	5,755
Valero Energy Corp.	68,987	4,087
Marathon Petroleum Corp.	37,528	3,883
Baker Hughes Inc.	58,145	3,748
Devon Energy Corp.	52,310	3,412
Spectra Energy Corp.	89,703	3,155
Apache Corp.	50,415	3,017
National Oilwell Varco Inc.	54,828	2,697
Marathon Oil Corp.	90,260	2,454
Halliburton Co.	54,022	2,453
Hess Corp.	36,033	2,433
Chesapeake Energy Corp.	39,655	559
		130,007
Technology (11.1%)
Microsoft Corp.	988,562	46,324
International Business Machines Corp.	132,306	22,446
Intel Corp.	634,102	21,851
Cisco Systems Inc.	683,233	20,026
Hewlett-Packard Co.	244,734	8,174
Broadcom Corp. Class A	72,490	4,121
Corning Inc.	170,052	3,557
Symantec Corp.	91,515	2,253
Motorola Solutions Inc.	26,180	1,545
Western Digital Corp.	14,698	1,431
CA Inc.	41,333	1,259
NetApp Inc.	20,903	698
		133,685
Telecommunications (4.7%)
Verizon Communications Inc.	556,194	27,498
AT&T Inc.	694,910	24,002
CenturyLink Inc.	75,930	2,524
* T-Mobile US Inc.	37,871	1,473
* Sprint Corp.	106,519	495
		55,992

Utilities (4.6%)
Duke Energy Corp.			94,651	7,168
NextEra Energy Inc.			59,443	6,083
Dominion Resources Inc.			78,159	5,512
Southern Co.			120,449	5,262
Exelon Corp.			114,955	3,889
American Electric Power Co. Inc.			65,444	3,684
PG&E Corp.			63,697	3,406
Sempra Energy			31,400	3,375
PPL Corp.			89,280	3,099
Public Service Enterprise Group Inc.			67,658	2,884
Edison International			43,576	2,650
Consolidated Edison Inc.			39,294	2,430
Xcel Energy Inc.			67,743	2,307
FirstEnergy Corp.			56,404	2,012
Entergy Corp.			24,142	1,846
				55,607
Total Common Stocks (Cost $982,960)				1,201,399

Temporary Cash Investments (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Federal Home Loan Bank Discount Notes	0.083%	7/22/15	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $983,060)				1,201,499
Other Assets and Liabilities-Net (0.1%)				1,108
Net Assets (100%)				1,202,607

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mega Cap Value Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,201,399	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,201,390	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	12	1,264	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Value Index Fund

D. At May 31, 2015, the cost of investment securities for tax purposes was $983,060,000. Net unrealized appreciation of investment securities for tax purposes was $218,439,000, consisting of unrealized gains of $234,262,000 on securities that had risen in value since their purchase and $15,823,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/35	45,170	24,875
United States Treasury Strip Coupon	0.000%	11/15/35	39,665	21,704
United States Treasury Strip Coupon	0.000%	2/15/36	35,945	19,556
United States Treasury Strip Coupon	0.000%	5/15/36	35,335	19,029
United States Treasury Strip Coupon	0.000%	8/15/36	35,200	18,813
United States Treasury Strip Coupon	0.000%	11/15/36	35,725	18,934
United States Treasury Strip Coupon	0.000%	2/15/37	43,275	22,689
United States Treasury Strip Coupon	0.000%	5/15/37	34,830	18,122
United States Treasury Strip Coupon	0.000%	8/15/37	32,940	16,982
United States Treasury Strip Coupon	0.000%	11/15/37	41,975	21,460
United States Treasury Strip Coupon	0.000%	2/15/38	42,560	21,559
United States Treasury Strip Coupon	0.000%	5/15/38	41,360	20,800
United States Treasury Strip Coupon	0.000%	8/15/38	35,920	17,890
United States Treasury Strip Coupon	0.000%	11/15/38	37,920	18,708
United States Treasury Strip Coupon	0.000%	2/15/39	35,160	17,193
United States Treasury Strip Coupon	0.000%	5/15/39	28,880	13,996
United States Treasury Strip Coupon	0.000%	8/15/39	25,250	12,140
United States Treasury Strip Coupon	0.000%	11/15/39	34,230	16,283
United States Treasury Strip Coupon	0.000%	2/15/40	33,080	15,664
United States Treasury Strip Coupon	0.000%	5/15/40	28,265	13,223
United States Treasury Strip Coupon	0.000%	8/15/40	26,250	12,196
United States Treasury Strip Coupon	0.000%	11/15/40	38,065	17,492
United States Treasury Strip Coupon	0.000%	2/15/41	36,470	16,616
United States Treasury Strip Coupon	0.000%	5/15/41	35,860	16,199
United States Treasury Strip Coupon	0.000%	8/15/41	35,160	15,767
United States Treasury Strip Coupon	0.000%	11/15/41	34,945	15,621
United States Treasury Strip Coupon	0.000%	2/15/42	57,010	25,249
United States Treasury Strip Coupon	0.000%	5/15/42	39,540	17,330
United States Treasury Strip Coupon	0.000%	8/15/42	42,080	18,252
United States Treasury Strip Coupon	0.000%	11/15/42	52,485	22,655
United States Treasury Strip Coupon	0.000%	2/15/43	53,090	22,808
United States Treasury Strip Coupon	0.000%	5/15/43	54,445	23,127
United States Treasury Strip Coupon	0.000%	8/15/43	46,490	19,628
United States Treasury Strip Coupon	0.000%	11/15/43	42,890	18,074
United States Treasury Strip Coupon	0.000%	2/15/44	51,805	21,685
United States Treasury Strip Coupon	0.000%	5/15/44	34,675	14,396
United States Treasury Strip Coupon	0.000%	8/15/44	33,050	13,705
United States Treasury Strip Coupon	0.000%	11/15/44	50	20
United States Treasury Strip Coupon	0.000%	2/15/45	50	20
United States Treasury Strip Coupon	0.000%	5/15/45	50	20
United States Treasury Strip Principal	0.000%	2/15/36	18,905	10,677
United States Treasury Strip Principal	0.000%	2/15/37	31,850	17,231
United States Treasury Strip Principal	0.000%	5/15/37	21,610	11,629
United States Treasury Strip Principal	0.000%	2/15/38	28,960	14,960
United States Treasury Strip Principal	0.000%	5/15/38	21,805	11,129
United States Treasury Strip Principal	0.000%	2/15/39	32,115	15,869
United States Treasury Strip Principal	0.000%	5/15/39	27,175	13,295
United States Treasury Strip Principal	0.000%	8/15/39	12,165	5,910
United States Treasury Strip Principal	0.000%	11/15/39	24,125	11,618

United States Treasury Strip Principal	0.000%	2/15/40	27,300	13,042
United States Treasury Strip Principal	0.000%	5/15/40	29,260	13,855
United States Treasury Strip Principal	0.000%	8/15/40	37,080	17,407
United States Treasury Strip Principal	0.000%	11/15/40	17,285	8,051
United States Treasury Strip Principal	0.000%	2/15/41	12,760	5,918
United States Treasury Strip Principal	0.000%	5/15/41	27,500	12,689
United States Treasury Strip Principal	0.000%	8/15/41	23,480	10,759
United States Treasury Strip Principal	0.000%	11/15/41	36,710	16,663
United States Treasury Strip Principal	0.000%	2/15/42	34,505	15,481
United States Treasury Strip Principal	0.000%	5/15/42	36,485	16,182
United States Treasury Strip Principal	0.000%	8/15/42	41,360	18,131
United States Treasury Strip Principal	0.000%	11/15/42	49,115	21,323
United States Treasury Strip Principal	0.000%	2/15/43	53,000	22,885
United States Treasury Strip Principal	0.000%	5/15/43	60,065	25,748
United States Treasury Strip Principal	0.000%	8/15/43	43,100	18,425
United States Treasury Strip Principal	0.000%	11/15/43	49,500	21,030
United States Treasury Strip Principal	0.000%	2/15/44	38,445	16,168
United States Treasury Strip Principal	0.000%	5/15/44	48,445	20,161
United States Treasury Strip Principal	0.000%	8/15/44	41,870	17,363
United States Treasury Strip Principal	0.000%	11/15/44	34,450	14,192
United States Treasury Strip Principal	0.000%	2/15/45	16,250	6,669
United States Treasury Strip Principal	0.000%	5/15/45	7,050	2,876
Total U.S. Government and Agency Obligations (Cost $1,021,714)				1,127,816
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $470)	0.136%		469,749	470
Total Investments (100.1%) (Cost $1,022,184)				1,128,286
Other Assets and Liabilities-Net (-0.1%)				(805)
Net Assets (100%)				1,127,481

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,127,816	—
Temporary Cash Investments	470	—	—
Total	470	1,127,816	—

C. At May 31, 2015, the cost of investment securities for tax purposes was $1,022,184,000. Net unrealized appreciation of investment securities for tax purposes was $106,102,000, consisting of unrealized gains of $114,049,000 on securities that had risen in value since their purchase and $7,947,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Auto Components (4.3%)
	Johnson Controls Inc.	444,018	23,098
	Delphi Automotive plc	196,048	17,052
	BorgWarner Inc.	152,932	9,199
	Autoliv Inc.	59,855	7,551
	Lear Corp.	52,111	6,046
	Goodyear Tire & Rubber Co.	182,227	5,803
	Gentex Corp.	197,864	3,399
*	Visteon Corp.	30,109	3,298
*	Tenneco Inc.	41,546	2,440
	Dana Holding Corp.	111,282	2,423
	Cooper Tire & Rubber Co.	37,659	1,382
*	Gentherm Inc.	23,244	1,192
*	American Axle & Manufacturing Holdings Inc.	45,646	1,146
*	Dorman Products Inc.	21,677	1,011
	Drew Industries Inc.	15,445	948
*	Cooper-Standard Holding Inc.	11,419	715
	Standard Motor Products Inc.	14,367	505
	Remy International Inc.	19,177	424
*	Tower International Inc.	13,671	376
*	Modine Manufacturing Co.	32,965	369
*	Federal-Mogul Holdings Corp.	22,844	284
	Superior Industries International Inc.	14,539	280
*	Motorcar Parts of America Inc.	9,102	262
*	Fox Factory Holding Corp.	12,207	199
*	Stoneridge Inc.	16,688	199
	Metaldyne Performance Group Inc.	6,797	129
			89,730
Automobiles (4.8%)
	Ford Motor Co.	2,493,517	37,827
	General Motors Co.	979,226	35,223
*,^ Tesla Motors Inc.		63,723	15,982
	Harley-Davidson Inc.	142,828	7,640
	Thor Industries Inc.	32,775	2,002
	Winnebago Industries Inc.	18,013	391
			99,065
Distributors (0.9%)
	Genuine Parts Co.	103,160	9,333
*	LKQ Corp.	205,533	5,872
	Pool Corp.	29,461	1,953
	Core-Mark Holding Co. Inc.	15,530	834
			17,992
Diversified Consumer Services (1.4%)
	H&R Block Inc.	186,320	5,912
	Service Corp. International	137,015	3,982
	Graham Holdings Co. Class B	3,101	3,321
*	Houghton Mifflin Harcourt Co.	96,172	2,537
*	ServiceMaster Global Holdings Inc.	68,463	2,300
	Sotheby's	40,046	1,795

*	Bright Horizons Family Solutions Inc.	25,153	1,400
	DeVry Education Group Inc.	41,022	1,305
*	Grand Canyon Education Inc.	29,773	1,272
*	Apollo Education Group Inc.	65,153	1,080
*	LifeLock Inc.	54,071	823
*	Regis Corp.	29,779	481
*	Steiner Leisure Ltd.	8,314	408
	Capella Education Co.	7,515	400
*	2U Inc.	12,006	333
*	Strayer Education Inc.	7,212	330
*	Ascent Capital Group Inc. Class A	8,036	324
*	K12 Inc.	22,583	309
*	American Public Education Inc.	11,524	279
	Carriage Services Inc. Class A	10,893	271
*	Chegg Inc.	28,323	216
*	Career Education Corp.	40,247	152
*,^ Weight Watchers International Inc.		18,366	101
*	Bridgepoint Education Inc.	10,210	95
			29,426
Hotels, Restaurants & Leisure (15.2%)
	McDonald's Corp.	649,225	62,280
	Starbucks Corp.	1,013,011	52,636
	Yum! Brands Inc.	292,532	26,360
	Las Vegas Sands Corp.	269,699	13,709
	Carnival Corp.	280,286	12,986
*	Chipotle Mexican Grill Inc. Class A	20,949	12,895
	Marriott International Inc. Class A	149,409	11,652
*	Hilton Worldwide Holdings Inc.	333,463	9,657
	Starwood Hotels & Resorts Worldwide Inc.	115,943	9,595
	Royal Caribbean Cruises Ltd.	118,733	9,021
	Wyndham Worldwide Corp.	81,393	6,911
	Wynn Resorts Ltd.	54,977	5,536
*	MGM Resorts International	266,255	5,338
*	Norwegian Cruise Line Holdings Ltd.	93,536	5,103
	Darden Restaurants Inc.	75,402	4,942
	Aramark	137,301	4,304
	Domino's Pizza Inc.	37,604	4,086
	Dunkin' Brands Group Inc.	65,884	3,516
*	Panera Bread Co. Class A	17,106	3,113
	Vail Resorts Inc.	24,643	2,557
	Six Flags Entertainment Corp.	50,336	2,459
	Brinker International Inc.	42,585	2,350
	Jack in the Box Inc.	25,695	2,231
	Wendy's Co.	186,285	2,094
*	Buffalo Wild Wings Inc.	12,751	1,947
	Bloomin' Brands Inc.	84,230	1,892
	Cracker Barrel Old Country Store Inc.	13,025	1,838
	Cheesecake Factory Inc.	31,614	1,630
	Marriott Vacations Worldwide Corp.	18,379	1,623
*	Life Time Fitness Inc.	22,439	1,613
*	La Quinta Holdings Inc.	61,756	1,535
	Texas Roadhouse Inc. Class A	42,430	1,486
*	Pinnacle Entertainment Inc.	38,656	1,429
	Choice Hotels International Inc.	25,225	1,427
	Papa John's International Inc.	20,649	1,419
*	Hyatt Hotels Corp. Class A	24,271	1,395
	DineEquity Inc.	11,705	1,142

	Churchill Downs Inc.	8,784	1,095
	SeaWorld Entertainment Inc.	49,410	1,067
	Sonic Corp.	33,698	1,016
*	Diamond Resorts International Inc.	32,408	1,008
*	Fiesta Restaurant Group Inc.	18,154	845
	Extended Stay America Inc.	42,014	824
*	Popeyes Louisiana Kitchen Inc.	14,736	820
*	Red Robin Gourmet Burgers Inc.	9,583	799
*	Penn National Gaming Inc.	47,810	795
*	Boyd Gaming Corp.	55,416	793
*	Belmond Ltd. Class A	64,459	786
*	Krispy Kreme Doughnuts Inc.	43,247	752
	Interval Leisure Group Inc.	27,700	721
	ClubCorp Holdings Inc.	30,414	691
	International Speedway Corp. Class A	18,516	689
	Bob Evans Farms Inc.	14,350	659
*	BJ's Restaurants Inc.	13,277	608
*	Denny's Corp.	57,906	604
*	Scientific Games Corp. Class A	34,546	526
*	Dave & Buster's Entertainment Inc.	13,149	416
*	Biglari Holdings Inc.	1,093	386
*	Zoe's Kitchen Inc.	11,469	363
*	Caesars Entertainment Corp.	38,234	358
	Ruth's Hospitality Group Inc.	23,108	340
*	Del Frisco's Restaurant Group Inc.	15,196	283
*	Chuy's Holdings Inc.	10,403	270
*	Habit Restaurants Inc. Class A	7,547	265
*	Ruby Tuesday Inc.	40,680	254
*	Caesars Acquisition Co. Class A	31,341	230
	Marcus Corp.	11,267	221
*	El Pollo Loco Holdings Inc.	10,064	209
	Speedway Motorsports Inc.	8,382	184
*,^ Noodles & Co. Class A		12,132	176
*	Intrawest Resorts Holdings Inc.	11,955	150
*	Potbelly Corp.	9,665	136
			315,046
Household Durables (4.3%)
	Whirlpool Corp.	52,847	9,737
*	Mohawk Industries Inc.	41,875	7,816
	Newell Rubbermaid Inc.	183,113	7,238
*	Jarden Corp.	123,668	6,562
	DR Horton Inc.	222,186	5,803
	Harman International Industries Inc.	46,528	5,608
	Lennar Corp. Class A	117,862	5,496
	Leggett & Platt Inc.	93,582	4,425
	PulteGroup Inc.	223,783	4,292
*	Toll Brothers Inc.	112,522	4,070
	Garmin Ltd.	78,077	3,551
*	NVR Inc.	2,592	3,527
*	Tempur Sealy International Inc.	41,192	2,455
	Tupperware Brands Corp.	33,618	2,210
*	Helen of Troy Ltd.	18,194	1,592
*	GoPro Inc. Class A	28,251	1,567
*	TRI Pointe Homes Inc.	103,615	1,494
	Ryland Group Inc.	31,472	1,324
*	Meritage Homes Corp.	24,939	1,094
	La-Z-Boy Inc.	34,589	918

* Standard Pacific Corp.	105,031	865
KB Home	55,384	819
MDC Holdings Inc.	26,045	728
* iRobot Corp.	19,024	608
Libbey Inc.	15,023	593
* Universal Electronics Inc.	10,687	554
* Taylor Morrison Home Corp. Class A	23,103	444
Ethan Allen Interiors Inc.	17,367	436
* M/I Homes Inc.	16,862	392
* Cavco Industries Inc.	5,308	385
* Beazer Homes USA Inc.	17,958	329
* Installed Building Products Inc.	12,661	271
* Hovnanian Enterprises Inc. Class A	79,036	256
* William Lyon Homes Class A	11,015	249
* WCI Communities Inc.	10,542	245
* Century Communities Inc.	10,683	221
* LGI Homes Inc.	10,478	197
NACCO Industries Inc. Class A	3,026	173
		88,544
Internet & Catalog Retail (10.4%)
* Amazon.com Inc.	266,668	114,462
* Priceline Group Inc.	35,086	41,122
* Netflix Inc.	38,799	24,213
* Liberty Interactive Corp. Class A	300,905	8,416
Expedia Inc.	69,471	7,452
* TripAdvisor Inc.	79,281	6,046
* Liberty Ventures Class A	90,805	3,768
* Groupon Inc. Class A	318,248	2,030
HSN Inc.	23,123	1,552
* Liberty TripAdvisor Holdings Inc. Class A	48,474	1,356
* Shutterfly Inc.	25,454	1,184
Travelport Worldwide Ltd.	65,619	1,003
* Orbitz Worldwide Inc.	60,790	685
* zulily Inc. Class A	39,076	517
Nutrisystem Inc.	18,893	430
* Wayfair Inc.	13,551	405
* Lands' End Inc.	11,724	345
* FTD Cos. Inc.	12,350	340
* Overstock.com Inc.	10,561	229
* Blue Nile Inc.	7,547	208
* 1-800-Flowers.com Inc. Class A	16,288	155
		215,918
Leisure Products (1.2%)
Polaris Industries Inc.	42,549	6,087
Mattel Inc.	229,509	5,924
Hasbro Inc.	75,515	5,447
Brunswick Corp.	62,896	3,210
* Vista Outdoor Inc.	43,471	2,003
Sturm Ruger & Co. Inc.	12,600	677
* Smith & Wesson Holding Corp.	35,894	528
Callaway Golf Co.	51,668	488
Arctic Cat Inc.	8,954	296
		24,660
Media (27.2%)
Walt Disney Co.	1,090,736	120,385
Comcast Corp. Class A	1,410,093	82,434

Time Warner Inc.	561,026	47,395
Time Warner Cable Inc.	189,732	34,321
Twenty-First Century Fox Inc. Class A	1,011,611	33,990
* DIRECTV	322,643	29,373
* Liberty Global plc	422,708	22,721
CBS Corp. Class B	310,320	19,153
Comcast Corp. Special Class A	300,140	17,408
Viacom Inc. Class B	239,857	16,042
Omnicom Group Inc.	166,676	12,422
* DISH Network Corp. Class A	150,901	10,682
* Charter Communications Inc. Class A	56,823	10,172
* Liberty Global plc Class A	169,781	9,768
* Sirius XM Holdings Inc.	1,696,867	6,550
Twenty-First Century Fox Inc.	181,998	6,086
* Discovery Communications Inc.	191,979	6,037
Interpublic Group of Cos. Inc.	278,524	5,687
* Liberty Media Corp.	139,569	5,298
Gannett Co. Inc.	146,198	5,232
* News Corp. Class A	282,657	4,282
Scripps Networks Interactive Inc. Class A	52,711	3,532
* Discovery Communications Inc. Class A	100,512	3,411
Cablevision Systems Corp. Class A	134,059	3,286
* Madison Square Garden Co. Class A	38,360	3,277
* AMC Networks Inc. Class A	41,159	3,235
* Live Nation Entertainment Inc.	102,119	2,921
Cinemark Holdings Inc.	70,262	2,848
Tribune Media Co. Class A	49,764	2,638
* Starz	58,938	2,473
* Liberty Media Corp. Class A	63,633	2,438
* Liberty Broadband Corp.	45,136	2,414
Lions Gate Entertainment Corp.	68,944	2,281
John Wiley & Sons Inc. Class A	32,194	1,868
Time Inc.	74,445	1,676
* DreamWorks Animation SKG Inc. Class A	49,986	1,347
Sinclair Broadcast Group Inc. Class A	44,772	1,345
Meredith Corp.	25,269	1,334
New York Times Co. Class A	89,537	1,245
Regal Entertainment Group Class A	59,040	1,237
Nexstar Broadcasting Group Inc. Class A	20,806	1,184
Morningstar Inc.	13,479	1,042
* Media General Inc.	57,208	947
* Liberty Broadband Corp. Class A	15,697	846
* News Corp. Class B	55,738	833
EW Scripps Co. Class A	34,977	820
Scholastic Corp.	15,710	698
National CineMedia Inc.	42,020	669
* Gray Television Inc.	41,368	660
* Loral Space & Communications Inc.	9,502	635
New Media Investment Group Inc.	28,567	629
* Rentrak Corp.	6,549	445
* Carmike Cinemas Inc.	15,546	433
AMC Entertainment Holdings Inc.	14,258	412
* Global Eagle Entertainment Inc.	25,553	347
World Wrestling Entertainment Inc. Class A	22,714	325
Clear Channel Outdoor Holdings Inc. Class A	25,572	287
Entravision Communications Corp. Class A	40,399	273
* Cumulus Media Inc. Class A	95,822	226

	Tribune Publishing Co.	13,749	205
	Harte-Hanks Inc.	30,313	190
*	Entercom Communications Corp. Class A	16,121	183
*	SFX Entertainment Inc.	32,172	157
			562,690
Multiline Retail (5.0%)
	Target Corp.	410,906	32,593
	Macy's Inc.	230,038	15,401
	Dollar General Corp.	204,913	14,875
*	Dollar Tree Inc.	138,902	10,416
	Kohl's Corp.	136,395	8,932
	Nordstrom Inc.	96,258	6,992
	Family Dollar Stores Inc.	65,662	5,090
*	Burlington Stores Inc.	51,009	2,692
	Dillard's Inc. Class A	16,378	1,900
*	JC Penney Co. Inc.	195,623	1,680
	Big Lots Inc.	36,095	1,585
*,^ Sears Holdings Corp.		17,900	769
	Fred's Inc. Class A	23,855	418
*	Tuesday Morning Corp.	30,443	390
			103,733
Specialty Retail (18.9%)
	Home Depot Inc.	890,197	99,186
	Lowe's Cos. Inc.	657,180	45,989
	TJX Cos. Inc.	461,125	29,687
*	O'Reilly Automotive Inc.	68,765	15,096
	L Brands Inc.	168,005	14,536
*	AutoZone Inc.	21,547	14,514
	Ross Stores Inc.	139,777	13,512
*	CarMax Inc.	141,850	10,077
*	Bed Bath & Beyond Inc.	125,660	8,962
	Tiffany & Co.	87,559	8,207
	Tractor Supply Co.	91,983	8,015
	Advance Auto Parts Inc.	49,266	7,549
	Best Buy Co. Inc.	213,307	7,402
	Staples Inc.	433,151	7,132
	Signet Jewelers Ltd.	51,654	6,680
	Gap Inc.	170,739	6,544
*	Ulta Salon Cosmetics & Fragrance Inc.	41,466	6,329
	Foot Locker Inc.	95,990	6,067
	Williams-Sonoma Inc.	58,734	4,617
	Dick's Sporting Goods Inc.	63,972	3,437
*	Sally Beauty Holdings Inc.	106,994	3,339
	GameStop Corp. Class A	73,273	3,181
*	AutoNation Inc.	49,775	3,106
*	Office Depot Inc.	331,579	3,074
	GNC Holdings Inc. Class A	59,330	2,643
*	Urban Outfitters Inc.	71,133	2,446
*	Restoration Hardware Holdings Inc.	25,454	2,315
	CST Brands Inc.	52,764	2,098
	American Eagle Outfitters Inc.	124,855	2,044
	DSW Inc. Class A	54,468	1,887
*	Cabela's Inc.	36,103	1,841
*	Murphy USA Inc.	31,206	1,817
	Lithia Motors Inc. Class A	16,221	1,727
	Chico's FAS Inc.	99,095	1,646

	Men's Wearhouse Inc.	27,959	1,622
	Penske Automotive Group Inc.	30,628	1,581
	Aaron's Inc.	44,695	1,566
*	Ascena Retail Group Inc.	98,921	1,462
	Group 1 Automotive Inc.	16,449	1,354
*	Asbury Automotive Group Inc.	15,789	1,344
*	ANN Inc.	27,761	1,298
	Monro Muffler Brake Inc.	21,432	1,265
*	Five Below Inc.	36,767	1,222
*	Michaels Cos. Inc.	41,740	1,142
*	Select Comfort Corp.	35,917	1,119
*	Genesco Inc.	16,592	1,098
	Rent-A-Center Inc.	35,505	1,074
	Outerwall Inc.	12,874	987
	Abercrombie & Fitch Co.	47,977	982
	Children's Place Inc.	14,778	966
*	Express Inc.	51,164	903
*	Caleres Inc.	27,907	863
	Buckle Inc.	19,509	831
*	Vitamin Shoppe Inc.	20,755	824
	Finish Line Inc. Class A	31,448	823
*	Hibbett Sports Inc.	16,939	789
	Guess? Inc.	42,883	752
	Pier 1 Imports Inc.	58,936	749
*	Barnes & Noble Inc.	30,541	718
	Cato Corp. Class A	18,143	677
*	Mattress Firm Holding Corp.	10,586	625
	Sonic Automotive Inc. Class A	22,474	523
*	Conn's Inc.	12,224	452
*	Francesca's Holdings Corp.	28,490	446
*	Zumiez Inc.	14,674	438
*	MarineMax Inc.	16,266	389
*	Lumber Liquidators Holdings Inc.	18,167	371
	Stage Stores Inc.	21,329	345
*	Pep Boys-Manny Moe & Jack	32,085	325
	Haverty Furniture Cos. Inc.	13,484	283
*	America's Car-Mart Inc.	5,244	278
	Shoe Carnival Inc.	10,002	276
*	Kirkland's Inc.	9,673	254
*,^ Container Store Group Inc.		12,600	231
*	Tile Shop Holdings Inc.	17,285	216
	Stein Mart Inc.	19,824	211
*	Boot Barn Holdings Inc.	7,816	191
	Winmark Corp.	1,553	143
*	Systemax Inc.	10,276	86
			390,796
Textiles, Apparel & Luxury Goods (6.4%)
	NIKE Inc. Class B	463,941	47,169
	VF Corp.	233,410	16,439
*	Under Armour Inc. Class A	119,876	9,399
	Hanesbrands Inc.	269,894	8,599
	Coach Inc.	186,252	6,588
*	Michael Kors Holdings Ltd.	135,615	6,306
	PVH Corp.	55,918	5,851
	Ralph Lauren Corp. Class A	41,551	5,418
*	lululemon athletica Inc.	76,830	4,594
	Carter's Inc.	35,607	3,675

*	Skechers U.S.A. Inc. Class A		28,259	2,992
*	Fossil Group Inc.		30,136	2,140
*	Kate Spade & Co.		85,875	2,128
	Wolverine World Wide Inc.		68,656	2,017
*	Deckers Outdoor Corp.		23,643	1,611
*	G-III Apparel Group Ltd.		27,568	1,568
*	Steven Madden Ltd.		39,256	1,483
	Columbia Sportswear Co.		18,795	1,053
*	Iconix Brand Group Inc.		31,249	807
*	Crocs Inc.		52,978	797
*	Tumi Holdings Inc.		39,540	763
	Oxford Industries Inc.		10,012	760
*	Unifi Inc.		10,931	355
	Movado Group Inc.		12,638	331
*	Sequential Brands Group Inc.		19,031	266
*	Vera Bradley Inc.		14,398	195
*	Vince Holding Corp.		10,958	174
				133,478
Total Common Stocks (Cost $1,813,733)				2,071,078
		Coupon
Temporary Cash Investment (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost $8,211)
		0.136%	8,210,901	8,211
Total Investments (100.4%) (Cost $1,821,944)				2,079,289
Other Assets and Liabilities-Net (-0.4%)[1]				(8,338)
Net Assets (100%)				2,070,951

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,993,000.
1	Includes $8,211,000 of collateral received for securities on loan.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Consumer Discretionary Index Fund

C. At May 31, 2015, the cost of investment securities for tax purposes was $1,821,944,000. Net unrealized appreciation of investment securities for tax purposes was $257,345,000, consisting of unrealized gains of $309,703,000 on securities that had risen in value since their purchase and $52,358,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (20.1%)
	Coca-Cola Co.	5,705,932	233,715
	PepsiCo Inc.	2,048,718	197,558
	Constellation Brands Inc. Class A	260,006	30,652
*	Monster Beverage Corp.	223,384	28,432
	Dr Pepper Snapple Group Inc.	306,202	23,467
	Brown-Forman Corp. Class B	191,708	18,072
	Molson Coors Brewing Co. Class B	238,663	17,513
	Coca-Cola Enterprises Inc.	367,345	16,248
*	Boston Beer Co. Inc. Class A	18,049	4,761
	Coca-Cola Bottling Co. Consolidated	20,030	2,275
			572,693
Food & Staples Retailing (24.4%)
	Wal-Mart Stores Inc.	2,190,186	162,665
	CVS Health Corp.	1,538,283	157,489
	Walgreens Boots Alliance Inc.	1,307,661	112,250
	Costco Wholesale Corp.	650,278	92,723
	Kroger Co.	711,718	51,813
	Sysco Corp.	888,838	33,029
	Whole Foods Market Inc.	556,946	22,969
*	Rite Aid Corp.	1,637,064	14,275
*	Sprouts Farmers Market Inc.	251,820	7,552
	Casey's General Stores Inc.	69,855	6,091
*	United Natural Foods Inc.	87,646	5,878
*	SUPERVALU Inc.	455,235	4,020
	SpartanNash Co.	106,386	3,326
	PriceSmart Inc.	40,782	3,325
	Andersons Inc.	63,211	2,803
*	Fresh Market Inc.	88,261	2,802
	Ingles Markets Inc. Class A	49,587	2,424
*	Chefs' Warehouse Inc.	101,165	1,897
	Weis Markets Inc.	42,704	1,844
*	Natural Grocers by Vitamin Cottage Inc.	71,917	1,741
	Village Super Market Inc. Class A	53,738	1,721
*	Diplomat Pharmacy Inc.	4,123	159
*	Smart & Final Stores Inc.	9,409	159
			692,955
Food Products (21.6%)
	Mondelez International Inc. Class A	2,478,598	103,085
	Kraft Foods Group Inc.	888,114	75,001
	General Mills Inc.	921,075	51,718
	Archer-Daniels-Midland Co.	968,303	51,175
	Mead Johnson Nutrition Co.	307,393	29,909
	Kellogg Co.	413,016	25,925
	ConAgra Foods Inc.	653,995	25,251
	Hershey Co.	236,290	21,942
	Bunge Ltd.	226,183	20,936
	Tyson Foods Inc. Class A	487,819	20,708
	JM Smucker Co.	163,796	19,418

	Keurig Green Mountain Inc.	192,956	16,641
	Campbell Soup Co.	311,634	15,064
	McCormick & Co. Inc.	187,615	14,728
*	WhiteWave Foods Co. Class A	292,830	14,065
	Hormel Foods Corp.	233,344	13,352
*	Hain Celestial Group Inc.	168,469	10,659
	Ingredion Inc.	123,167	10,096
	Pinnacle Foods Inc.	201,521	8,494
	Flowers Foods Inc.	333,914	7,500
*	TreeHouse Foods Inc.	75,239	5,367
*	Post Holdings Inc.	111,163	4,809
*	Darling Ingredients Inc.	300,995	4,726
	Cal-Maine Foods Inc.	73,300	4,155
^	Pilgrim's Pride Corp.	156,837	4,012
	B&G Foods Inc.	126,546	3,915
	Dean Foods Co.	202,104	3,723
^	Sanderson Farms Inc.	43,901	3,579
	Lancaster Colony Corp.	39,977	3,568
	J&J Snack Foods Corp.	32,986	3,556
	Fresh Del Monte Produce Inc.	93,307	3,512
	Snyder's-Lance Inc.	109,779	3,279
	Calavo Growers Inc.	46,847	2,363
	Tootsie Roll Industries Inc.	70,655	2,172
*	Diamond Foods Inc.	74,680	2,125
*	Boulder Brands Inc.	196,900	1,815
*	Seneca Foods Corp. Class A	53,070	1,497
	Limoneira Co.	60,771	1,315
*	Farmer Bros Co.	6,692	164
*	Freshpet Inc.	8,111	161
*	Landec Corp.	10,929	156
			615,636
Household Products (18.0%)
	Procter & Gamble Co.	3,799,930	297,876
	Colgate-Palmolive Co.	1,297,568	86,665
	Kimberly-Clark Corp.	554,704	60,385
	Clorox Co.	200,036	21,536
	Church & Dwight Co. Inc.	212,506	17,844
	Energizer Holdings Inc.	99,412	14,086
	Spectrum Brands Holdings Inc.	54,341	5,252
*	HRG Group Inc.	251,489	3,300
	WD-40 Co.	37,375	3,153
*	Central Garden & Pet Co. Class A	183,783	1,794
*	Central Garden & Pet Co.	164,362	1,561
			513,452
Personal Products (2.2%)
	Estee Lauder Cos. Inc. Class A	356,507	31,169
*,^ Herbalife Ltd.		133,424	6,942
	Nu Skin Enterprises Inc. Class A	109,895	5,561
	Avon Products Inc.	752,698	5,058
	Coty Inc. Class A	169,177	4,218
*	USANA Health Sciences Inc.	20,757	2,659
	Inter Parfums Inc.	68,383	2,286
*	Revlon Inc. Class A	55,803	2,060
*	Medifast Inc.	55,646	1,791
*,^ Elizabeth Arden Inc.		96,695	1,360
			63,104

Tobacco (13.7%)
Philip Morris International Inc.		2,101,548	174,576
Altria Group Inc.		2,521,384	129,095
Lorillard Inc.		554,678	40,203
Reynolds American Inc.		492,750	37,818
Vector Group Ltd.		167,393	3,701
Universal Corp.		62,716	3,229
			388,622
Total Common Stocks (Cost $2,345,851)			2,846,462
	Coupon
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $5,825)
	0.136%	5,825,002	5,825
Total Investments (100.2%) (Cost $2,351,676)			2,852,287
Other Assets and Liabilities-Net (-0.2%)[2]			(6,133)
Net Assets (100%)			2,846,154

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,597,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $5,825,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2015, the cost of investment securities for tax purposes was $2,351,676,000. Net unrealized appreciation of investment securities for tax purposes was $500,611,000, consisting of unrealized gains of $518,438,000 on securities that had risen in value since their purchase and $17,827,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (18.3%)
	Oil & Gas Drilling (2.0%)
	Helmerich & Payne Inc.	316,593	23,108
	Ensco plc Class A	687,822	16,164
	Nabors Industries Ltd.	850,039	12,538
	Noble Corp. plc	710,582	11,902
	Patterson-UTI Energy Inc.	430,226	8,691
	Rowan Cos. plc Class A	347,891	7,473
^	Diamond Offshore Drilling Inc.	201,700	6,120
	Atwood Oceanics Inc.	180,515	5,554
*	Unit Corp.	139,112	4,386
*	Pioneer Energy Services Corp.	187,446	1,316
*	Parker Drilling Co.	358,510	1,215
^	Transocean Partners LLC	61,192	947
^,* Hercules Offshore Inc.		116,222	75
*	Vantage Drilling Co.	144,661	49

	Oil & Gas Equipment & Services (16.3%)
	Schlumberger Ltd.	3,756,596	340,986
	Halliburton Co.	2,497,783	113,399
	Baker Hughes Inc.	1,277,382	82,340
	National Oilwell Varco Inc.	1,205,104	59,279
*	Weatherford International plc	2,276,145	31,456
*	Cameron International Corp.	569,566	29,236
*	FMC Technologies Inc.	680,401	28,434
*	Dresser-Rand Group Inc.	225,266	19,057
	Core Laboratories NV	127,228	14,947
	Oceaneering International Inc.	293,055	14,887
	Superior Energy Services Inc.	439,912	10,158
*	Dril-Quip Inc.	113,781	8,600
	Exterran Holdings Inc.	192,313	6,358
	Bristow Group Inc.	102,034	5,918
*	Oil States International Inc.	143,339	5,860
^	US Silica Holdings Inc.	157,885	4,871
*	Helix Energy Solutions Group Inc.	295,845	4,636
*	Forum Energy Technologies Inc.	184,844	3,834
*	McDermott International Inc.	698,721	3,815
*	SEACOR Holdings Inc.	50,550	3,545
^	Tidewater Inc.	137,648	3,378
	RPC Inc.	191,529	2,769
^	CARBO Ceramics Inc.	61,594	2,627
	Frank's International NV	112,706	2,234
*	Hornbeck Offshore Services Inc.	95,633	2,128
*	Newpark Resources Inc.	248,051	2,103
*	C&J Energy Services Ltd.	138,334	2,079
*	TETRA Technologies Inc.	233,294	1,467
*	RigNet Inc.	38,771	1,376
*	Matrix Service Co.	77,807	1,313
	Tesco Corp.	104,801	1,260
*	Era Group Inc.	56,911	1,195

Vanguard Energy Index Fund

*	PHI Inc.	35,225	1,146
*	FMSA Holdings Inc.	118,163	1,055
	Gulfmark Offshore Inc.	69,999	940
*	Key Energy Services Inc.	408,826	920
*	Basic Energy Services Inc.	104,634	911
*	Natural Gas Services Group Inc.	37,237	899
*	ION Geophysical Corp.	379,535	539
			921,493
Oil, Gas & Consumable Fuels (81.7%)
	Coal & Consumable Fuels (0.5%)
	CONSOL Energy Inc.	677,247	18,855
^	Peabody Energy Corp.	808,003	2,731
*	Westmoreland Coal Co.	44,699	1,153
*	Cloud Peak Energy Inc.	179,917	1,038
^,* Solazyme Inc.		171,745	541
^,* Arch Coal Inc.		153,357	75

	Integrated Oil & Gas (35.8%)
	Exxon Mobil Corp.	12,330,699	1,050,575
	Chevron Corp.	5,527,038	569,285
	Occidental Petroleum Corp.	2,265,201	177,116

	Oil & Gas Exploration & Production (27.1%)
	ConocoPhillips	3,620,046	230,525
	EOG Resources Inc.	1,612,233	142,989
	Anadarko Petroleum Corp.	1,489,362	124,526
	Devon Energy Corp.	1,142,200	74,494
	Apache Corp.	1,107,789	66,290
	Pioneer Natural Resources Co.	437,967	64,745
	Marathon Oil Corp.	1,984,090	53,947
	Hess Corp.	756,245	51,062
	Noble Energy Inc.	1,136,990	49,777
*	Concho Resources Inc.	350,160	42,124
	Cabot Oil & Gas Corp.	1,214,625	41,249
	EQT Corp.	446,588	37,991
	Cimarex Energy Co.	275,478	31,820
*	Southwestern Energy Co.	1,130,295	29,128
	Range Resources Corp.	496,666	27,520
	Chesapeake Energy Corp.	1,759,771	24,830
	Murphy Oil Corp.	495,927	21,553
*	Whiting Petroleum Corp.	600,658	19,816
*	Newfield Exploration Co.	468,168	17,701
	Energen Corp.	214,607	14,851
*	Diamondback Energy Inc.	185,101	14,403
*	Continental Resources Inc.	273,156	12,445
*	Gulfport Energy Corp.	279,831	12,077
	SM Energy Co.	198,404	10,380
	QEP Resources Inc.	519,047	9,774
*	Cobalt International Energy Inc.	846,406	8,599
	Denbury Resources Inc.	1,047,519	7,720
*	WPX Energy Inc.	598,837	7,719
*	Antero Resources Corp.	192,490	7,702
	California Resources Corp.	906,105	7,113
*	Carrizo Oil & Gas Inc.	141,507	7,098
*	PDC Energy Inc.	116,058	6,922
^,* Ultra Petroleum Corp.		448,724	6,242

Vanguard Energy Index Fund

*	Matador Resources Co.	225,989	6,224
^,* Laredo Petroleum Inc.		451,728	6,153
*	Oasis Petroleum Inc.	355,823	6,042
*	Rosetta Resources Inc.	217,398	5,078
*	Memorial Resource Development Corp.	255,912	4,839
*	Rice Energy Inc.	200,659	4,400
^	LinnCo LLC	377,969	3,957
*	Parsley Energy Inc. Class A	222,232	3,887
*	RSP Permian Inc.	134,727	3,837
*	Kosmos Energy Ltd.	398,505	3,543
*	Synergy Resources Corp.	259,562	2,988
*	Bonanza Creek Energy Inc.	123,198	2,560
*	Gran Tierra Energy Inc.	843,825	2,447
*	Stone Energy Corp.	163,737	2,224
^,* Sanchez Energy Corp.		161,544	1,628
*	Callon Petroleum Co.	183,961	1,446
^,* SandRidge Energy Inc.		1,136,883	1,387
*	Bill Barrett Corp.	145,933	1,289
*	Northern Oil and Gas Inc.	152,373	1,041
^,* Triangle Petroleum Corp.		202,557	1,039
*	Penn Virginia Corp.	209,387	974
^	Energy XXI Ltd.	277,302	959
*	Clayton Williams Energy Inc.	18,091	934
*	Magnum Hunter Resources Corp.	501,688	918
*	Eclipse Resources Corp.	145,616	917
*	Abraxas Petroleum Corp.	296,293	868
*	Jones Energy Inc. Class A	84,132	817
^	EXCO Resources Inc.	522,679	815
^,* Approach Resources Inc.		113,462	795
^,* Halcon Resources Corp.		755,725	794
*	Ring Energy Inc.	60,467	695
*	Contango Oil & Gas Co.	47,646	657
^	W&T Offshore Inc.	109,348	592
^,* Swift Energy Co.		63,417	134
^,* Goodrich Petroleum Corp.		5,421	15

	Oil & Gas Refining & Marketing (7.9%)
	Phillips 66	1,597,691	126,409
	Valero Energy Corp.	1,513,643	89,668
	Marathon Petroleum Corp.	802,712	83,049
	Tesoro Corp.	369,456	32,697
	HollyFrontier Corp.	546,548	22,764
	World Fuel Services Corp.	211,756	10,594
	Western Refining Inc.	224,275	9,864
	PBF Energy Inc. Class A	252,007	6,759
	Delek US Holdings Inc.	158,381	5,996
	Green Plains Inc.	105,005	3,450
	CVR Energy Inc.	50,761	1,968
^,* Clean Energy Fuels Corp.		211,143	1,581
	Alon USA Energy Inc.	81,908	1,444
*	REX American Resources Corp.	19,723	1,260
*	Renewable Energy Group Inc.	86,927	924

	Oil & Gas Storage & Transportation (10.4%)
	Kinder Morgan Inc.	5,322,308	220,823
	Williams Cos. Inc.	2,088,619	106,729

Vanguard Energy Index Fund

Spectra Energy Corp.		1,972,797	69,383
* Cheniere Energy Inc.		661,130	50,134
ONEOK Inc.		612,731	25,686
Plains GP Holdings LP Class A		619,608	17,324
Targa Resources Corp.		155,001	14,252
SemGroup Corp. Class A		128,772	10,134
* Enbridge Energy Management LLC		155,153	5,607
EnLink Midstream LLC		144,705	4,791
			4,106,684

Total Common Stocks (Cost $5,114,873)			5,028,177
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $16,265)	0.136%	16,265,202	16,265
Total Investments (100.3%) (Cost $5,131,138)			5,044,442
Other Assets and Liabilities-Net (-0.3%)[2]			(16,138)
Net Assets (100%)			5,028,304

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,455,000.

* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $16,265,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2015, the cost of investment securities for tax purposes was $5,131,138,000. Net unrealized depreciation of investment securities for tax purposes was $86,696,000, consisting of unrealized gains of $280,777,000 on securities that had risen in value since their purchase and $367,473,000 in unrealized losses on securities that had fallen in value since their purchase.

Energy Index Fund

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Banks (33.8%)
	Wells Fargo & Co.	3,978,029	222,610
	JPMorgan Chase & Co.	3,030,122	199,321
	Bank of America Corp.	8,549,419	141,065
	Citigroup Inc.	2,465,696	133,345
	US Bancorp	1,447,698	62,410
	PNC Financial Services Group Inc.	423,244	40,500
	BB&T Corp.	585,474	23,109
	SunTrust Banks Inc.	424,673	18,125
	Fifth Third Bancorp	669,372	13,548
	M&T Bank Corp.	97,242	11,755
	Regions Financial Corp.	1,090,823	11,006
	KeyCorp	694,800	10,130
	Huntington Bancshares Inc.	657,947	7,323
	Citizens Financial Group Inc.	266,819	7,161
	Comerica Inc.	144,877	7,092
	First Republic Bank	112,295	6,799
	CIT Group Inc.	142,934	6,612
*	Signature Bank	40,782	5,695
*	SVB Financial Group	41,470	5,595
	East West Bancorp Inc.	116,982	5,019
	Zions Bancorporation	165,189	4,771
	People's United Financial Inc.	250,530	3,898
	City National Corp.	40,444	3,728
	PacWest Bancorp	78,900	3,542
	Investors Bancorp Inc.	290,757	3,492
	Cullen/Frost Bankers Inc.	46,296	3,399
	Synovus Financial Corp.	109,532	3,179
	Umpqua Holdings Corp.	179,040	3,149
	Commerce Bancshares Inc.	70,472	3,144
	Prosperity Bancshares Inc.	54,038	2,895
	First Horizon National Corp.	190,865	2,817
	Bank of the Ozarks Inc.	63,488	2,792
	BankUnited Inc.	83,086	2,791
	Webster Financial Corp.	73,590	2,788
*	Popular Inc.	84,553	2,747
	FirstMerit Corp.	134,726	2,646
	First Niagara Financial Group Inc.	286,998	2,557
	PrivateBancorp Inc.	60,180	2,295
	Associated Banc-Corp	120,774	2,291
	Bank of Hawaii Corp.	35,586	2,234
	United Bankshares Inc.	56,409	2,136
	Susquehanna Bancshares Inc.	146,937	2,041
	TCF Financial Corp.	129,617	2,040
*	Texas Capital Bancshares Inc.	37,333	2,031
*	Western Alliance Bancorp	64,574	2,024
	MB Financial Inc.	61,176	1,971
	Hancock Holding Co.	66,098	1,925
	FNB Corp.	141,358	1,907
	Cathay General Bancorp	62,006	1,874

Valley National Bancorp	188,957	1,848
Fulton Financial Corp.	145,334	1,840
Wintrust Financial Corp.	36,299	1,819
IBERIABANK Corp.	27,268	1,753
Glacier Bancorp Inc.	61,383	1,727
BancorpSouth Inc.	70,684	1,710
Home BancShares Inc.	49,454	1,687
UMB Financial Corp.	31,580	1,636
South State Corp.	19,668	1,413
Columbia Banking System Inc.	46,673	1,410
First Citizens BancShares Inc. Class A	5,795	1,397
Pinnacle Financial Partners Inc.	27,991	1,386
CVB Financial Corp.	81,780	1,341
Old National Bancorp	97,699	1,330
* Hilltop Holdings Inc.	60,663	1,324
BOK Financial Corp.	19,759	1,278
First Financial Bankshares Inc.	41,351	1,246
Trustmark Corp.	51,717	1,233
National Penn Bancshares Inc.	113,882	1,219
International Bancshares Corp.	46,194	1,206
Community Bank System Inc.	32,934	1,163
First Midwest Bancorp Inc.	63,340	1,125
* Eagle Bancorp Inc.	24,035	956
LegacyTexas Financial Group Inc.	36,817	955
Westamerica Bancorporation	20,849	954
Sterling Bancorp	69,317	936
BBCN Bancorp Inc.	64,603	930
WesBanco Inc.	28,074	888
Park National Corp.	10,704	885
NBT Bancorp Inc.	35,551	875
First Financial Bancorp	50,038	869
Boston Private Financial Holdings Inc.	67,565	847
Independent Bank Corp.	18,461	833
Chemical Financial Corp.	27,053	819
Union Bankshares Corp.	36,628	792
Banner Corp.	17,277	778
Talmer Bancorp Inc. Class A	48,252	767
Great Western Bancorp Inc.	32,916	763
* FCB Financial Holdings Inc. Class A	25,878	745
United Community Banks Inc.	38,826	744
Renasant Corp.	24,774	729
First Commonwealth Financial Corp.	76,019	692
First Merchants Corp.	29,118	678
S&T Bancorp Inc.	23,902	647
* Capital Bank Financial Corp.	22,339	637
Berkshire Hills Bancorp Inc.	23,051	632
Wilshire Bancorp Inc.	56,801	627
ServisFirst Bancshares Inc.	17,126	600
State Bank Financial Corp.	28,603	586
* First BanCorp	95,219	583
Ameris Bancorp	23,093	582
City Holding Co.	12,692	573
National Bank Holdings Corp. Class A	29,911	572
Simmons First National Corp. Class A	13,219	569
Hanmi Financial Corp.	25,568	566
Tompkins Financial Corp.	10,733	547
Lakeland Financial Corp.	13,684	542

Cardinal Financial Corp.	26,068	538
Sandy Spring Bancorp Inc.	20,370	532
TowneBank	33,758	532
* Customers Bancorp Inc.	19,919	500
Southside Bancshares Inc.	18,394	494
OFG Bancorp	36,811	484
First Interstate BancSystem Inc. Class A	16,967	462
* Square 1 Financial Inc. Class A	17,550	458
Heartland Financial USA Inc.	13,316	454
CenterState Banks Inc.	36,179	448
Flushing Financial Corp.	23,011	446
ConnectOne Bancorp Inc.	22,916	446
* First NBC Bank Holding Co.	12,999	442
Washington Trust Bancorp Inc.	11,258	423
Central Pacific Financial Corp.	17,995	421
Community Trust Bancorp Inc.	12,640	414
Opus Bank	12,403	392
Stock Yards Bancorp Inc.	11,104	388
TriCo Bancshares	16,290	384
First Busey Corp.	60,538	380
CoBiz Financial Inc.	29,590	350
Lakeland Bancorp Inc.	30,545	349
MainSource Financial Group Inc.	17,075	342
Independent Bank Group Inc.	8,394	340
BancFirst Corp.	5,527	322
Enterprise Financial Services Corp.	15,162	320
* Blue Hills Bancorp Inc.	23,125	317
Univest Corp. of Pennsylvania	16,333	314
Hudson Valley Holding Corp.	12,133	314
1st Source Corp.	9,851	311
Great Southern Bancorp Inc.	7,708	304
German American Bancorp Inc.	10,205	296
Bryn Mawr Bank Corp.	10,225	295
* Bancorp Inc.	28,921	280
Southwest Bancorp Inc.	15,092	267
First of Long Island Corp.	9,980	252
First Financial Corp.	7,285	248
Financial Institutions Inc.	10,682	246
Arrow Financial Corp.	9,123	240
* Bridge Capital Holdings	8,427	235
First Bancorp	14,405	227
Metro Bancorp Inc.	8,678	224
Republic Bancorp Inc. Class A	8,267	203
* Sun Bancorp Inc.	8,314	161
		1,090,908
Capital Markets (12.6%)
Goldman Sachs Group Inc.	318,644	65,701
Morgan Stanley	1,193,185	45,580
Bank of New York Mellon Corp.	905,370	39,257
BlackRock Inc.	100,837	36,884
Charles Schwab Corp.	958,587	30,339
State Street Corp.	334,881	26,097
Ameriprise Financial Inc.	148,244	18,470
T. Rowe Price Group Inc.	211,821	17,092
Franklin Resources Inc.	328,291	16,713
Invesco Ltd.	348,597	13,885
Northern Trust Corp.	180,117	13,428

*	Affiliated Managers Group Inc.	44,587	9,972
	TD Ameritrade Holding Corp.	220,753	8,201
*	E*TRADE Financial Corp.	235,292	6,932
	Raymond James Financial Inc.	104,443	6,070
	SEI Investments Co.	115,124	5,508
	Legg Mason Inc.	82,315	4,392
	Eaton Vance Corp.	95,838	3,891
	NorthStar Asset Management Group Inc.	156,783	3,430
	Waddell & Reed Financial Inc. Class A	68,341	3,265
	LPL Financial Holdings Inc.	70,626	3,012
*	Stifel Financial Corp.	51,151	2,724
	Federated Investors Inc. Class B	77,118	2,684
	Janus Capital Group Inc.	121,276	2,201
	WisdomTree Investments Inc.	93,159	1,990
	Financial Engines Inc.	42,587	1,827
	Interactive Brokers Group Inc.	45,166	1,612
	Evercore Partners Inc. Class A	28,532	1,454
	BGC Partners Inc. Class A	143,764	1,359
	Artisan Partners Asset Management Inc. Class A	28,573	1,260
	HFF Inc. Class A	27,513	1,107
	Greenhill & Co. Inc.	22,136	862
*	KCG Holdings Inc. Class A	57,720	779
	Virtus Investment Partners Inc.	5,849	728
	Investment Technology Group Inc.	25,367	681
*	Piper Jaffray Cos.	13,616	646
	Cohen & Steers Inc.	16,726	627
*,^ Walter Investment Management Corp.		30,358	502
*	Cowen Group Inc. Class A	83,543	493
	Diamond Hill Investment Group Inc.	2,512	481
	OM Asset Management plc	24,370	474
*	INTL. FCStone Inc.	12,278	431
	Moelis & Co. Class A	13,819	399
	Arlington Asset Investment Corp. Class A	17,940	371
	Westwood Holdings Group Inc.	5,672	322
*	Safeguard Scientifics Inc.	16,295	292
*	Ladenburg Thalmann Financial Services Inc.	82,550	272
	GAMCO Investors Inc.	3,591	248
	RCS Capital Corp. Class A	29,353	230
	Oppenheimer Holdings Inc. Class A	8,494	220
	Pzena Investment Management Inc. Class A	10,320	91
	Fifth Street Asset Management Inc.	4,874	48
			405,534
Consumer Finance (4.7%)
	American Express Co.	745,557	59,436
	Capital One Financial Corp.	448,379	37,466
	Discover Financial Services	363,286	21,169
*	Ally Financial Inc.	351,505	7,969
	Navient Corp.	326,030	6,283
*	Synchrony Financial	135,597	4,378
*	SLM Corp.	344,646	3,536
*	PRA Group Inc.	39,337	2,233
*	Santander Consumer USA Holdings Inc.	85,119	2,085
*	Springleaf Holdings Inc. Class A	43,770	2,080
*	Credit Acceptance Corp.	5,831	1,344
*	First Cash Financial Services Inc.	23,071	1,075
	Nelnet Inc. Class A	21,010	864
*	Encore Capital Group Inc.	19,815	787

Cash America International Inc.	24,813	667
* Green Dot Corp. Class A	31,248	458
* World Acceptance Corp.	5,411	441
* Enova International Inc.	21,209	413
* Ezcorp Inc. Class A	41,336	328
		153,012
Diversified Financial Services (7.8%)
* Berkshire Hathaway Inc. Class B	938,893	134,262
CME Group Inc.	260,329	24,523
McGraw Hill Financial Inc.	222,246	23,058
Intercontinental Exchange Inc.	90,981	21,543
Moody's Corp.	147,654	15,961
Voya Financial Inc.	185,410	8,401
Leucadia National Corp.	268,058	6,602
MSCI Inc. Class A	82,107	5,095
NASDAQ OMX Group Inc.	95,700	4,953
CBOE Holdings Inc.	68,188	3,990
MarketAxess Holdings Inc.	30,378	2,687
* PHH Corp.	41,603	1,148
* PICO Holdings Inc.	18,289	289
* NewStar Financial Inc.	17,925	189
		252,701
Insurance (17.1%)
American International Group Inc.	1,115,464	65,377
MetLife Inc.	772,041	40,347
Prudential Financial Inc.	370,658	31,361
ACE Ltd.	266,149	28,339
Travelers Cos. Inc.	261,295	26,422
Marsh & McLennan Cos. Inc.	437,582	25,480
Aon plc	227,741	23,052
Allstate Corp.	338,274	22,773
Aflac Inc.	356,527	22,183
Chubb Corp.	187,465	18,278
Hartford Financial Services Group Inc.	341,946	14,057
Progressive Corp.	478,452	13,081
Principal Financial Group Inc.	238,853	12,346
Lincoln National Corp.	208,190	11,869
Loews Corp.	242,475	9,728
XL Group plc Class A	247,459	9,324
* Markel Corp.	11,333	8,758
FNF Group	204,719	7,771
Unum Group	204,193	7,139
* Arch Capital Group Ltd.	102,502	6,549
Everest Re Group Ltd.	36,058	6,545
Arthur J Gallagher & Co.	133,903	6,488
Cincinnati Financial Corp.	126,548	6,401
Willis Group Holdings plc	131,244	6,229
* Alleghany Corp.	12,995	6,177
Torchmark Corp.	103,208	5,890
Reinsurance Group of America Inc. Class A	56,051	5,244
PartnerRe Ltd.	38,548	5,066
Axis Capital Holdings Ltd.	82,014	4,514
HCC Insurance Holdings Inc.	78,223	4,473
WR Berkley Corp.	81,725	4,004
RenaissanceRe Holdings Ltd.	37,378	3,817
Assurant Inc.	55,909	3,682

	Assured Guaranty Ltd.	126,372	3,613
	American Financial Group Inc.	56,665	3,598
	Allied World Assurance Co. Holdings AG	77,973	3,313
*	Genworth Financial Inc. Class A	404,261	3,210
	Brown & Brown Inc.	99,009	3,207
	White Mountains Insurance Group Ltd.	4,866	3,159
	First American Financial Corp.	87,333	3,119
	Old Republic International Corp.	201,681	3,118
	CNO Financial Group Inc.	162,650	2,928
	Validus Holdings Ltd.	67,435	2,894
	Hanover Insurance Group Inc.	36,089	2,569
	StanCorp Financial Group Inc.	34,404	2,553
	Aspen Insurance Holdings Ltd.	50,578	2,345
	Endurance Specialty Holdings Ltd.	36,464	2,216
	ProAssurance Corp.	45,291	2,046
	Primerica Inc.	42,392	1,875
	AmTrust Financial Services Inc.	29,587	1,780
	Erie Indemnity Co. Class A	20,597	1,675
	Symetra Financial Corp.	66,697	1,631
	RLI Corp.	31,695	1,543
	American Equity Investment Life Holding Co.	58,641	1,490
*	Enstar Group Ltd.	8,319	1,261
	Selective Insurance Group Inc.	46,320	1,256
	Mercury General Corp.	22,404	1,247
	Kemper Corp.	34,605	1,238
	Argo Group International Holdings Ltd.	23,016	1,212
	Montpelier Re Holdings Ltd.	30,104	1,146
	Horace Mann Educators Corp.	33,195	1,143
*	MBIA Inc.	125,846	1,135
*	FNFV Group	64,933	997
*	Ambac Financial Group Inc.	36,307	849
*	Greenlight Capital Re Ltd. Class A	25,003	766
*	Navigators Group Inc.	9,340	725
	Infinity Property & Casualty Corp.	9,484	686
*	Third Point Reinsurance Ltd.	45,982	663
	Universal Insurance Holdings Inc.	25,816	659
	AMERISAFE Inc.	15,086	645
	Stewart Information Services Corp.	16,709	628
	Maiden Holdings Ltd.	44,051	616
	National General Holdings Corp.	30,152	585
	Employers Holdings Inc.	25,551	578
	Safety Insurance Group Inc.	10,196	569
	United Fire Group Inc.	17,545	535
	FBL Financial Group Inc. Class A	8,822	507
	National Western Life Insurance Co. Class A	2,030	497
*	Heritage Insurance Holdings Inc.	20,650	434
	HCI Group Inc.	7,673	332
	Meadowbrook Insurance Group Inc.	38,283	326
	State Auto Financial Corp.	13,145	279
	OneBeacon Insurance Group Ltd. Class A	17,456	251
	James River Group Holdings Ltd.	9,274	218
	State National Cos. Inc.	20,099	215
*,^ Citizens Inc. Class A		38,610	215
	Fidelity & Guaranty Life	9,589	211
	United Insurance Holdings Corp.	14,423	208
*	Global Indemnity plc	7,119	195
	EMC Insurance Group Inc.	4,498	160

Baldwin & Lyons Inc.	6,969	157
National Interstate Corp.	6,123	157
Kansas City Life Insurance Co.	2,987	133
Donegal Group Inc. Class A	7,635	113
Crawford & Co. Class B	8,874	65
		550,458
Real Estate Investment Trusts (REITs) (21.8%)
Simon Property Group Inc.	255,436	46,336
American Tower Corporation	341,581	31,695
Public Storage	119,311	23,091
Crown Castle International Corp.	271,124	22,110
Equity Residential	295,550	21,965
Health Care REIT Inc.	281,752	19,796
Ventas Inc.	268,822	17,882
AvalonBay Communities Inc.	107,242	17,856
Prologis Inc.	416,063	16,472
Boston Properties Inc.	124,435	16,180
HCP Inc.	374,358	14,495
Weyerhaeuser Co.	426,833	13,898
Vornado Realty Trust	137,338	13,719
General Growth Properties Inc.	460,560	13,048
Host Hotels & Resorts Inc.	615,560	12,262
Essex Property Trust Inc.	52,910	11,779
SL Green Realty Corp.	80,159	9,512
Macerich Co.	109,150	8,962
Realty Income Corp.	182,909	8,335
Annaly Capital Management Inc.	771,164	8,051
Kimco Realty Corp.	334,891	8,024
Federal Realty Investment Trust	55,794	7,503
Digital Realty Trust Inc.	110,473	7,296
UDR Inc.	210,238	6,845
American Realty Capital Properties Inc.	735,375	6,523
Extra Space Storage Inc.	90,030	6,305
American Capital Agency Corp.	287,228	5,992
Plum Creek Timber Co. Inc.	143,152	5,906
Iron Mountain Inc.	155,889	5,685
Duke Realty Corp.	280,075	5,478
Alexandria Real Estate Equities Inc.	58,503	5,425
Camden Property Trust	70,267	5,269
WP Carey Inc.	80,467	5,125
NorthStar Realty Finance Corp.	267,832	4,858
Kilroy Realty Corp.	70,263	4,853
Regency Centers Corp.	76,478	4,829
Omega Healthcare Investors Inc.	133,554	4,812
Mid-America Apartment Communities Inc.	61,079	4,666
Starwood Property Trust Inc.	192,415	4,597
Apartment Investment & Management Co.	119,328	4,526
Liberty Property Trust	121,339	4,240
DDR Corp.	249,763	4,226
National Retail Properties Inc.	107,723	4,041
Lamar Advertising Co. Class A	66,016	4,002
Spirit Realty Capital Inc.	356,607	3,848
Senior Housing Properties Trust	190,904	3,820
Taubman Centers Inc.	51,564	3,817
Hospitality Properties Trust	122,539	3,699
Brixmor Property Group Inc.	145,456	3,604
Equity LifeStyle Properties Inc.	64,822	3,552

American Campus Communities Inc.	90,160	3,517
Home Properties Inc.	47,049	3,497
BioMed Realty Trust Inc.	165,570	3,376
LaSalle Hotel Properties	91,769	3,346
Corrections Corp. of America	94,851	3,335
Douglas Emmett Inc.	111,920	3,288
RLJ Lodging Trust	107,786	3,258
CubeSmart	134,727	3,205
Weingarten Realty Investors	94,590	3,191
Two Harbors Investment Corp.	297,938	3,185
Highwoods Properties Inc.	75,511	3,168
Outfront Media Inc.	111,371	3,086
Retail Properties of America Inc.	192,670	2,890
Gaming and Leisure Properties Inc.	74,087	2,712
EPR Properties	46,720	2,694
Rayonier Inc.	103,032	2,660
New Residential Investment Corp.	155,616	2,655
Tanger Factory Outlet Centers Inc.	78,166	2,629
Sovran Self Storage Inc.	28,761	2,623
Sunstone Hotel Investors Inc.	169,390	2,585
* Equity Commonwealth	100,195	2,580
* Strategic Hotels & Resorts Inc.	212,068	2,562
* Communications Sales & Leasing Inc.	98,186	2,558
Sun Communities Inc.	40,432	2,552
Post Properties Inc.	44,396	2,522
Healthcare Trust of America Inc. Class A	101,739	2,522
Columbia Property Trust Inc.	96,487	2,509
Pebblebrook Hotel Trust	58,333	2,501
CBL & Associates Properties Inc.	139,043	2,454
MFA Financial Inc.	299,401	2,377
DCT Industrial Trust Inc.	71,739	2,347
Colony Capital Inc. Class A	89,679	2,301
Medical Properties Trust Inc.	169,569	2,299
* Chimera Investment Corp.	158,535	2,288
American Homes 4 Rent Class A	137,045	2,287
GEO Group Inc.	60,282	2,286
Piedmont Office Realty Trust Inc. Class A	126,194	2,169
Paramount Group Inc.	117,707	2,159
DiamondRock Hospitality Co.	162,963	2,146
WP GLIMCHER Inc.	150,314	2,115
Ryman Hospitality Properties Inc.	37,315	2,056
Brandywine Realty Trust	145,644	2,051
Blackstone Mortgage Trust Inc. Class A	63,971	1,933
Corporate Office Properties Trust	74,952	1,924
Healthcare Realty Trust Inc.	80,062	1,907
National Health Investors Inc.	28,665	1,896
Hudson Pacific Properties Inc.	61,337	1,870
Kite Realty Group Trust	68,142	1,843
First Industrial Realty Trust Inc.	90,353	1,763
DuPont Fabros Technology Inc.	53,989	1,741
Acadia Realty Trust	55,464	1,720
Urban Edge Properties	75,743	1,636
Cousins Properties Inc.	166,528	1,607
Invesco Mortgage Capital Inc.	101,122	1,605
Lexington Realty Trust	170,758	1,568
Empire State Realty Trust Inc.	83,227	1,505
Chesapeake Lodging Trust	48,196	1,497

Equity One Inc.	59,775	1,481
Chambers Street Properties	191,511	1,459
EastGroup Properties Inc.	26,043	1,449
Hatteras Financial Corp.	78,297	1,406
Washington REIT	55,411	1,388
Associated Estates Realty Corp.	47,421	1,356
CyrusOne Inc.	39,648	1,279
Education Realty Trust Inc.	38,764	1,277
Pennsylvania REIT	56,451	1,260
Sabra Health Care REIT Inc.	47,400	1,256
Retail Opportunity Investments Corp.	75,680	1,236
New York REIT Inc.	132,921	1,232
Monogram Residential Trust Inc.	128,466	1,229
LTC Properties Inc.	28,872	1,215
Gramercy Property Trust Inc.	45,495	1,211
PS Business Parks Inc.	16,557	1,210
Potlatch Corp.	32,856	1,192
Mack-Cali Realty Corp.	69,623	1,177
CYS Investments Inc.	130,702	1,170
FelCor Lodging Trust Inc.	108,846	1,169
Parkway Properties Inc.	67,743	1,164
STAG Industrial Inc.	52,626	1,121
Select Income REIT	47,351	1,110
Government Properties Income Trust	56,787	1,108
PennyMac Mortgage Investment Trust	59,840	1,099
Redwood Trust Inc.	67,978	1,095
Ramco-Gershenson Properties Trust	63,524	1,094
American Assets Trust Inc.	26,507	1,043
CoreSite Realty Corp.	21,465	1,013
* iStar Financial Inc.	69,221	984
Summit Hotel Properties Inc.	70,828	946
Hersha Hospitality Trust Class A	145,270	924
Capstead Mortgage Corp.	77,319	915
ARMOUR Residential REIT Inc.	289,204	865
New Senior Investment Group Inc.	53,783	858
Chatham Lodging Trust	30,593	855
Altisource Residential Corp.	47,058	843
Franklin Street Properties Corp.	72,622	843
Physicians Realty Trust	50,264	807
Apollo Commercial Real Estate Finance Inc.	46,361	796
Starwood Waypoint Residential Trust	31,321	790
Excel Trust Inc.	49,245	783
Alexander's Inc.	1,916	774
Inland Real Estate Corp.	72,654	737
American Capital Mortgage Investment Corp.	41,160	719
Terreno Realty Corp.	34,891	710
Investors Real Estate Trust	97,782	708
Ashford Hospitality Trust Inc.	80,012	688
QTS Realty Trust Inc. Class A	18,293	681
New York Mortgage Trust Inc.	84,096	666
Rexford Industrial Realty Inc.	43,491	635
Rouse Properties Inc.	31,849	550
Western Asset Mortgage Capital Corp.	33,694	512
Saul Centers Inc.	10,056	507
First Potomac Realty Trust	47,701	482
Universal Health Realty Income Trust	9,946	476
* American Residential Properties Inc.	25,039	464

Anworth Mortgage Asset Corp.	86,384	449
Resource Capital Corp.	106,584	446
^ United Development Funding IV	24,822	441
Silver Bay Realty Trust Corp.	28,193	435
AG Mortgage Investment Trust Inc.	22,963	433
Urstadt Biddle Properties Inc. Class A	21,078	424
RAIT Financial Trust	66,299	422
Winthrop Realty Trust	25,127	421
Monmouth Real Estate Investment Corp.	43,495	419
Agree Realty Corp.	13,821	419
Apollo Residential Mortgage Inc.	26,094	415
STORE Capital Corp.	18,872	394
Cedar Realty Trust Inc.	58,060	392
Getty Realty Corp.	21,583	363
CatchMark Timber Trust Inc. Class A	29,110	346
Dynex Capital Inc.	42,119	327
Ashford Hospitality Prime Inc.	20,449	322
CareTrust REIT Inc.	23,488	306
Campus Crest Communities Inc.	51,944	294
Newcastle Investment Corp.	53,046	272
Ares Commercial Real Estate Corp.	22,388	261
One Liberty Properties Inc.	10,461	232
Arbor Realty Trust Inc.	32,586	231
		703,847
Real Estate Management & Development (1.1%)
* CBRE Group Inc. Class A	243,451	9,310
Jones Lang LaSalle Inc.	36,462	6,316
* Realogy Holdings Corp.	119,155	5,594
* Forest City Enterprises Inc. Class A	185,566	4,279
* Howard Hughes Corp.	29,017	4,274
Kennedy-Wilson Holdings Inc.	62,984	1,611
Alexander & Baldwin Inc.	37,602	1,544
* St. Joe Co.	55,929	891
* Marcus & Millichap Inc.	12,137	569
* Forestar Group Inc.	28,073	375
* Altisource Portfolio Solutions SA	11,979	330
RE/MAX Holdings Inc.	9,483	317
* Tejon Ranch Co.	12,588	314
* FRP Holdings Inc.	5,090	155
* Altisource Asset Management Corp.	883	151
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,227	1
		36,031
Thrifts & Mortgage Finance (1.1%)
New York Community Bancorp Inc.	360,820	6,401
Hudson City Bancorp Inc.	387,026	3,682
* MGIC Investment Corp.	275,349	2,987
Radian Group Inc.	155,893	2,794
Washington Federal Inc.	80,207	1,773
Capitol Federal Financial Inc.	109,194	1,321
* Essent Group Ltd.	48,967	1,249
EverBank Financial Corp.	64,512	1,190
* BofI Holding Inc.	10,402	979
Astoria Financial Corp.	73,899	969
Northwest Bancshares Inc.	74,449	901
TFS Financial Corp.	60,535	899
* Ocwen Financial Corp.	86,093	875

	Provident Financial Services Inc.		47,647	866
*	Beneficial Bancorp Inc.		66,817	818
*	Nationstar Mortgage Holdings Inc.		35,375	698
	Brookline Bancorp Inc.		56,965	623
	WSFS Financial Corp.		22,062	544
	Ladder Capital Corp.		29,978	533
*	Walker & Dunlop Inc.		21,197	522
	Northfield Bancorp Inc.		35,311	517
	TrustCo Bank Corp. NY		76,358	516
	Oritani Financial Corp.		31,241	460
	United Financial Bancorp Inc.		33,525	422
	Dime Community Bancshares Inc.		25,503	418
	Waterstone Financial Inc.		27,858	365
*	Flagstar Bancorp Inc.		18,067	339
*	NMI Holdings Inc. Class A		42,463	337
*	LendingTree Inc.		5,027	298
*	PennyMac Financial Services Inc. Class A		14,500	272
	Federal Agricultural Mortgage Corp.		7,597	240
*	Meridian Bancorp Inc.		17,690	227
	Home Loan Servicing Solutions Ltd.		572	—
				35,035
Total Common Stocks (Cost $2,943,177)				3,227,526
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $296)		0.136%	296,000	296
Total Investments (100.0%) (Cost $2,943,473)				3,227,822
Other Assets and Liabilities-Net (0.0%)[2]				128
Net Assets (100%)				3,227,950

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $279,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $296,000 of collateral received for securities on loan. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Financials Index Fund

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level

1	inputs.
C.	At May 31, 2015, the cost of investment securities for tax purposes was $2,943,474,000. Net unrealized appreciation of investment securities for tax purposes was $284,348,000, consisting of unrealized gains of $362,537,000 on securities that had risen in value since their purchase and $78,189,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (23.2%)
*	Gilead Sciences Inc.	2,809,525	315,425
	Amgen Inc.	1,431,225	223,643
*	Biogen Inc.	442,540	175,684
*	Celgene Corp.	1,509,881	172,791
*	Regeneron Pharmaceuticals Inc.	142,444	73,011
*	Alexion Pharmaceuticals Inc.	381,209	62,457
*	Vertex Pharmaceuticals Inc.	455,194	58,397
*	BioMarin Pharmaceutical Inc.	300,083	37,681
*	Incyte Corp.	291,528	32,112
*	Medivation Inc.	146,963	19,406
*	Alnylam Pharmaceuticals Inc.	142,495	18,680
*	Alkermes plc	276,800	16,912
*	United Therapeutics Corp.	88,095	16,185
*	Isis Pharmaceuticals Inc.	223,641	15,056
*	Puma Biotechnology Inc.	54,166	10,587
*	Synageva BioPharma Corp.	48,052	10,255
*	Bluebird Bio Inc.	52,262	10,152
*	Receptos Inc.	50,643	8,351
*,^ OPKO Health Inc.		468,357	8,281
*	Seattle Genetics Inc.	187,029	8,059
*	Intercept Pharmaceuticals Inc.	31,429	8,021
*	Cepheid	133,053	7,341
*	Dyax Corp.	272,079	7,167
*	Neurocrine Biosciences Inc.	158,746	6,963
*	ACADIA Pharmaceuticals Inc.	150,758	6,211
*	Celldex Therapeutics Inc.	183,188	5,289
*	Agios Pharmaceuticals Inc.	41,688	5,087
*	Anacor Pharmaceuticals Inc.	69,093	4,921
*,^ Myriad Genetics Inc.		133,729	4,540
*,^ Exact Sciences Corp.		167,253	4,517
*	Novavax Inc.	499,480	4,495
*	Clovis Oncology Inc.	48,121	4,448
*	Ultragenyx Pharmaceutical Inc.	42,790	3,723
*	AMAG Pharmaceuticals Inc.	50,358	3,504
*	Halozyme Therapeutics Inc.	201,500	3,496
*	Portola Pharmaceuticals Inc. Class A	82,727	3,460
*	Ironwood Pharmaceuticals Inc. Class A	236,209	3,333
*,^ Intrexon Corp.		76,132	3,207
*	PTC Therapeutics Inc.	54,080	3,142
*	ARIAD Pharmaceuticals Inc.	335,192	3,077
*	Ligand Pharmaceuticals Inc.	33,282	2,932
*	TESARO Inc.	48,613	2,856
*,^ Kite Pharma Inc.		51,124	2,819
*	Pharmacyclics Inc.	9,844	2,581
*,^ MannKind Corp.		497,800	2,579
*	Repligen Corp.	58,696	2,392
*	Momenta Pharmaceuticals Inc.	120,189	2,386
*	Insmed Inc.	107,862	2,366
*	Chimerix Inc.	55,607	2,327

*	Acorda Therapeutics Inc.	75,614	2,305
*	Prothena Corp. plc	58,217	2,296
*	Ophthotech Corp.	44,507	2,226
*	Merrimack Pharmaceuticals Inc.	180,711	2,132
*	Array BioPharma Inc.	263,469	2,016
*,^ Keryx Biopharmaceuticals Inc.		193,779	2,015
*	Sage Therapeutics Inc.	26,465	1,981
	PDL BioPharma Inc.	289,809	1,936
*,^ Sarepta Therapeutics Inc.		74,168	1,900
*	Radius Health Inc.	38,351	1,849
*	Amicus Therapeutics Inc.	149,207	1,837
*	KYTHERA Biopharmaceuticals Inc.	36,335	1,830
*	Emergent Biosolutions Inc.	56,431	1,798
*	Achillion Pharmaceuticals Inc.	180,965	1,790
*	Arena Pharmaceuticals Inc.	455,929	1,790
*	Raptor Pharmaceutical Corp.	142,053	1,749
*	Esperion Therapeutics Inc.	16,085	1,729
*	NewLink Genetics Corp.	39,608	1,709
*	MiMedx Group Inc.	163,208	1,689
*	ZIOPHARM Oncology Inc.	172,875	1,639
*	Sangamo BioSciences Inc.	129,539	1,587
*	MacroGenics Inc.	45,280	1,465
*	ImmunoGen Inc.	162,069	1,455
*	Alder Biopharmaceuticals Inc.	33,790	1,437
*,^ Insys Therapeutics Inc.		23,230	1,385
*	Acceleron Pharma Inc.	40,074	1,352
*	Retrophin Inc.	42,383	1,341
*	BioCryst Pharmaceuticals Inc.	108,473	1,216
*	OvaScience Inc.	35,483	1,204
*,^ Exelixis Inc.		372,727	1,174
*	Dynavax Technologies Corp.	49,916	1,137
*	Avalanche Biotechnologies Inc.	30,331	1,131
*	Infinity Pharmaceuticals Inc.	83,628	1,084
*,^ Inovio Pharmaceuticals Inc.		127,832	1,075
*,^ Orexigen Therapeutics Inc.		211,460	1,036
*	Karyopharm Therapeutics Inc.	37,531	1,010
*	Xencor Inc.	52,045	944
*	Aegerion Pharmaceuticals Inc.	48,380	942
*	Heron Therapeutics Inc.	46,766	924
*	TG Therapeutics Inc.	58,663	923
*	Zafgen Inc.	27,734	903
*	Eagle Pharmaceuticals Inc.	11,898	864
*	Genomic Health Inc.	30,086	815
*	Epizyme Inc.	42,266	802
*	Enanta Pharmaceuticals Inc.	19,390	793
*	Spectrum Pharmaceuticals Inc.	124,827	783
*	Vanda Pharmaceuticals Inc.	73,327	740
*	Advaxis Inc.	28,415	715
*	Foundation Medicine Inc.	19,862	710
*,^ Vital Therapies Inc.		32,271	700
*	Immunomedics Inc.	170,162	657
*	Arrowhead Research Corp.	103,298	651
*	Regulus Therapeutics Inc.	46,061	650
*	XOMA Corp.	179,973	634
*	Osiris Therapeutics Inc.	33,428	622
*,^ Organovo Holdings Inc.		122,979	616
*	Otonomy Inc.	24,601	603

*	Lexicon Pharmaceuticals Inc.	77,481	545
*	Sorrento Therapeutics Inc.	37,553	518
*	Versartis Inc.	33,105	514
*	Coherus Biosciences Inc.	17,633	433
*,^ OncoMed Pharmaceuticals Inc.		17,184	428
*	FibroGen Inc.	21,795	397
*	Dicerna Pharmaceuticals Inc.	23,290	385
*	Bellicum Pharmaceuticals Inc.	14,931	369
*	Synta Pharmaceuticals Corp.	167,978	359
*	Immune Design Corp.	11,254	246
*	Atara Biotherapeutics Inc.	5,761	244
*	Akebia Therapeutics Inc.	3,724	29
*	Ardelyx Inc.	10	—
			1,491,068
Health Care Equipment & Supplies (15.3%)
	Medtronic plc	2,671,510	203,890
	Abbott Laboratories	2,845,969	138,314
	Baxter International Inc.	1,023,328	68,164
	Stryker Corp.	642,848	61,797
	Becton Dickinson and Co.	394,660	55,454
*	Boston Scientific Corp.	2,510,315	45,863
	St. Jude Medical Inc.	530,530	39,127
	Zimmer Holdings Inc.	320,544	36,571
*	Intuitive Surgical Inc.	69,013	33,661
*	Edwards Lifesciences Corp.	202,531	26,475
	CR Bard Inc.	139,961	23,838
	Cooper Cos. Inc.	91,101	16,559
*	Varian Medical Systems Inc.	188,110	16,290
*	Hologic Inc.	448,700	16,050
	ResMed Inc.	263,204	15,482
	DENTSPLY International Inc.	263,918	13,733
*	IDEXX Laboratories Inc.	88,022	11,936
*	Sirona Dental Systems Inc.	109,339	10,794
*	DexCom Inc.	144,956	10,396
	Teleflex Inc.	78,144	10,060
*	Align Technology Inc.	128,841	7,817
*	Alere Inc.	149,801	7,727
	STERIS Corp.	112,092	7,491
	West Pharmaceutical Services Inc.	134,085	7,259
	Hill-Rom Holdings Inc.	106,228	5,477
*	Thoratec Corp.	101,670	4,615
*	NuVasive Inc.	89,037	4,501
*	ABIOMED Inc.	73,543	4,392
*	Haemonetics Corp.	97,080	4,011
*	Halyard Health Inc.	88,128	3,650
*	Globus Medical Inc.	133,588	3,465
*	Integra LifeSciences Holdings Corp.	49,570	3,330
*	Masimo Corp.	93,877	3,295
*	Neogen Corp.	69,993	3,271
*	Cyberonics Inc.	48,860	3,128
	Cantel Medical Corp.	66,838	3,112
*	Insulet Corp.	105,765	2,990
	CONMED Corp.	46,605	2,588
*	ICU Medical Inc.	26,316	2,553
*	Wright Medical Group Inc.	92,020	2,521
*	Greatbatch Inc.	47,429	2,465
*	Natus Medical Inc.	61,386	2,398

*	HeartWare International Inc.	30,611	2,258
	Abaxis Inc.	40,459	2,149
*	Endologix Inc.	120,005	2,003
	Analogic Corp.	23,592	1,996
*	Spectranetics Corp.	79,642	1,977
*	Tornier NV	69,612	1,850
*	NxStage Medical Inc.	100,215	1,624
*	LDR Holding Corp.	39,935	1,618
*	Merit Medical Systems Inc.	77,831	1,600
*	Zeltiq Aesthetics Inc.	57,121	1,569
*	Cardiovascular Systems Inc.	53,378	1,493
	Meridian Bioscience Inc.	78,453	1,428
*	Cynosure Inc. Class A	37,008	1,321
	Invacare Corp.	56,024	1,217
*	Quidel Corp.	55,840	1,210
*	Orthofix International NV	35,263	1,156
	Atrion Corp.	2,965	1,112
*	Vascular Solutions Inc.	32,417	1,058
*	K2M Group Holdings Inc.	37,439	979
*	AtriCure Inc.	41,755	958
*,^ Rockwell Medical Inc.		84,739	938
*	Anika Therapeutics Inc.	27,390	924
*	Accuray Inc.	149,345	918
*	Inogen Inc.	22,922	857
*	Nevro Corp.	16,391	833
*	AngioDynamics Inc.	50,660	813
*	GenMark Diagnostics Inc.	76,177	699
*	OraSure Technologies Inc.	106,431	659
*	STAAR Surgical Co.	58,867	550
*,^ Unilife Corp.		208,374	512
*	Tandem Diabetes Care Inc.	34,086	411
*	Wright Medical Group Inc. CVR	14,554	62
*	SurModics Inc.	28	1
			985,263
Health Care Providers & Services (19.0%)
	UnitedHealth Group Inc.	1,798,838	216,238
*	Express Scripts Holding Co.	1,371,118	119,479
	McKesson Corp.	438,818	104,101
	Anthem Inc.	503,141	84,452
	Aetna Inc.	663,296	78,249
	Cigna Corp.	487,490	68,653
	Humana Inc.	282,236	60,582
	Cardinal Health Inc.	622,666	54,900
*	HCA Holdings Inc.	634,386	51,912
	AmerisourceBergen Corp. Class A	393,582	44,302
*	DaVita HealthCare Partners Inc.	325,381	27,260
	Universal Health Services Inc. Class B	172,930	22,408
*	Henry Schein Inc.	158,169	22,408
*	Laboratory Corp. of America Holdings	188,913	22,282
	Quest Diagnostics Inc.	272,081	20,469
	Omnicare Inc.	182,588	17,399
*	Centene Corp.	212,898	16,040
*	Brookdale Senior Living Inc.	347,195	13,086
*	MEDNAX Inc.	181,503	12,919
*	Envision Healthcare Holdings Inc.	348,508	12,877
*	Community Health Systems Inc.	219,441	12,137
*	Tenet Healthcare Corp.	185,256	9,854

* Health Net Inc.	144,603	9,000
* VCA Inc.	154,843	8,123
Patterson Cos. Inc.	165,522	7,919
* Team Health Holdings Inc.	134,229	7,850
* Acadia Healthcare Co. Inc.	100,261	7,433
* WellCare Health Plans Inc.	82,988	7,110
HealthSouth Corp.	164,512	7,100
* LifePoint Health Inc.	83,097	6,256
* Amsurg Corp.	90,768	6,112
* Molina Healthcare Inc.	65,856	4,790
Chemed Corp.	32,174	3,996
Owens & Minor Inc.	119,014	3,966
* Magellan Health Inc.	50,062	3,386
Kindred Healthcare Inc.	131,665	3,016
* Air Methods Corp.	70,636	2,978
* ExamWorks Group Inc.	71,777	2,934
Select Medical Holdings Corp.	173,243	2,833
* Premier Inc. Class A	70,158	2,688
* AMN Healthcare Services Inc.	88,034	2,341
Ensign Group Inc.	45,261	2,099
* PharMerica Corp.	56,672	1,885
* IPC Healthcare Inc.	32,875	1,623
* Bio-Reference Laboratories Inc.	47,623	1,582
* Surgical Care Affiliates Inc.	40,864	1,552
* HealthEquity Inc.	57,866	1,534
* Hanger Inc.	66,693	1,533
* Amedisys Inc.	47,038	1,459
* Capital Senior Living Corp.	52,899	1,363
* Providence Service Corp.	25,627	1,232
Aceto Corp.	52,250	1,232
US Physical Therapy Inc.	23,341	1,164
National HealthCare Corp.	17,436	1,097
* Adeptus Health Inc. Class A	15,254	1,069
* Triple-S Management Corp. Class B	42,441	1,019
* Universal American Corp.	91,093	935
* Healthways Inc.	60,923	924
* LHC Group Inc.	23,915	879
* CorVel Corp.	21,535	773
Landauer Inc.	18,083	616
* Civitas Solutions Inc.	24,387	541
* AAC Holdings Inc.	12,312	478
* BioScrip Inc.	132,471	470
National Research Corp. Class A	20,216	283
National Research Corp. Class B	3,531	113
		1,219,293
Health Care Technology (1.3%)
* Cerner Corp.	581,613	39,137
* athenahealth Inc.	71,870	8,380
* IMS Health Holdings Inc.	247,262	7,358
* Medidata Solutions Inc.	102,308	5,935
* Allscripts Healthcare Solutions Inc.	323,676	4,554
* Veeva Systems Inc. Class A	111,378	3,020
* HMS Holdings Corp.	166,439	2,836
* Omnicell Inc.	67,277	2,488
* MedAssets Inc.	113,833	2,376
Quality Systems Inc.	85,717	1,358
* HealthStream Inc.	43,854	1,244

	Computer Programs & Systems Inc.	20,307	1,063
*	Castlight Health Inc. Class B	59,441	519
			80,268
Life Sciences Tools & Services (4.4%)
	Thermo Fisher Scientific Inc.	748,413	97,017
*	Illumina Inc.	271,122	55,873
	Agilent Technologies Inc.	630,698	25,978
*	Waters Corp.	156,570	20,921
*	Mettler-Toledo International Inc.	53,031	17,218
	PerkinElmer Inc.	213,112	11,237
*	Quintiles Transnational Holdings Inc.	148,182	10,330
	Bio-Techne Corp.	70,045	7,092
*	PAREXEL International Corp.	103,027	6,848
*	Charles River Laboratories International Inc.	88,637	6,412
*	Bio-Rad Laboratories Inc. Class A	38,405	5,545
*	Bruker Corp.	222,757	4,419
*	Cambrex Corp.	58,647	2,347
*	Affymetrix Inc.	138,838	1,629
*	PRA Health Sciences Inc.	38,796	1,298
*	Fluidigm Corp.	54,113	1,279
*	VWR Corp.	46,405	1,265
*	Luminex Corp.	73,174	1,227
*,^ Accelerate Diagnostics Inc.		47,096	1,051
*	Albany Molecular Research Inc.	46,676	941
*	INC Research Holdings Inc. Class A	26,130	904
*,^ Sequenom Inc.		222,297	745
*	Pacific Biosciences of California Inc.	108,712	613
			282,189
Other (0.0%) [1]
*	Cubist Pharmaceuticals, Inc. CVR	31,107	4
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	48	—
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	8,685	—
			4
Pharmaceuticals (36.8%)
	Johnson & Johnson	5,244,816	525,216
	Pfizer Inc.	11,563,234	401,822
	Merck & Co. Inc.	5,353,446	325,971
*	Actavis plc	710,210	217,899
	AbbVie Inc.	3,225,770	214,804
	Bristol-Myers Squibb Co.	3,134,820	202,509
	Eli Lilly & Co.	1,886,154	148,818
*	Mylan NV	782,952	56,866
	Perrigo Co. plc	265,465	50,518
	Zoetis Inc.	897,865	44,687
*	Hospira Inc.	323,211	28,578
*	Mallinckrodt plc	219,566	28,421
*	Endo International plc	325,502	27,264
*	Jazz Pharmaceuticals plc	114,515	20,538
*	Horizon Pharma plc	238,731	7,742
*	Akorn Inc.	142,006	6,518
*	Impax Laboratories Inc.	127,910	6,013
*	Pacira Pharmaceuticals Inc.	68,378	5,348
*	Catalent Inc.	151,771	4,851
*	Prestige Brands Holdings Inc.	98,625	4,332
*	Medicines Co.	123,345	3,498
*	Lannett Co. Inc.	50,667	2,819

*	Nektar Therapeutics		242,757	2,792
^	Theravance Inc.		153,492	2,594
*	Depomed Inc.		111,682	2,330
*	Tetraphase Pharmaceuticals Inc.		53,165	2,280
*	Cempra Inc.		55,433	2,035
*	Relypsa Inc.		45,754	1,683
*	ZS Pharma Inc.		28,381	1,660
*	TherapeuticsMD Inc.		226,838	1,606
*,^ Omeros Corp.			67,279	1,335
*	Intra-Cellular Therapies Inc.		45,000	1,181
	Phibro Animal Health Corp. Class A		28,229	978
*	Sagent Pharmaceuticals Inc.		39,934	892
*	Amphastar Pharmaceuticals Inc.		55,454	851
*	SciClone Pharmaceuticals Inc.		87,327	809
*	Revance Therapeutics Inc.		29,806	763
*	BioDelivery Sciences International Inc.		88,428	753
*	Aratana Therapeutics Inc.		53,575	727
*	Sucampo Pharmaceuticals Inc. Class A		42,525	690
*	XenoPort Inc.		112,078	668
*	Supernus Pharmaceuticals Inc.		46,289	658
*	Theravance Biopharma Inc.		46,586	650
*	Intersect ENT Inc.		22,155	526
*,^ IGI Laboratories Inc.			52,099	339
*	Aerie Pharmaceuticals Inc.		28,799	321
*	Ocular Therapeutix Inc.		12,075	292
*	Dermira Inc.		18,628	279
*	VIVUS Inc.		192	—
*,^ AcelRx Pharmaceuticals Inc.			58	—
				2,364,724
Total Common Stocks (Cost $4,990,202)				6,422,809
		Coupon
Temporary Cash Investment (0.5%)
[2,3] Vanguard Market Liquidity Fund (Cost $31,125)
		0.136%	31,124,870	31,125
Total Investments (100.5%) (Cost $5,021,327)				6,453,934
Other Assets and Liabilities-Net (-0.5%)[3]				(31,179)
Net Assets (100%)				6,422,755

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,751,000.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $20,970,000 of collateral received for securities on loan.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Health Care Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,420,224	—	2,585
Temporary Cash Investments	31,125	—	—
Total	6,451,349	—	2,585

C. At May 31, 2015, the cost of investment securities for tax purposes was $5,021,327,000. Net unrealized appreciation of investment securities for tax purposes was $1,432,607,000, consisting of unrealized gains of $1,445,202,000 on securities that had risen in value since their purchase and $12,595,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (22.2%)
	United Technologies Corp.	702,945	82,364
	Boeing Co.	576,076	80,950
	Honeywell International Inc.	640,074	66,696
	Lockheed Martin Corp.	230,921	43,459
	General Dynamics Corp.	242,707	34,018
	Raytheon Co.	264,644	27,327
	Northrop Grumman Corp.	162,223	25,823
	Precision Castparts Corp.	122,011	25,821
	Rockwell Collins Inc.	114,499	10,899
	Textron Inc.	238,479	10,784
	TransDigm Group Inc.	45,401	10,262
	L-3 Communications Holdings Inc.	71,097	8,376
*	Spirit AeroSystems Holdings Inc. Class A	119,649	6,532
	B/E Aerospace Inc.	91,282	5,234
	Huntington Ingalls Industries Inc.	42,070	5,216
	Hexcel Corp.	82,481	4,061
*	Orbital ATK Inc.	50,988	3,901
*	Teledyne Technologies Inc.	28,864	2,925
	Triumph Group Inc.	43,526	2,903
	Curtiss-Wright Corp.	39,101	2,819
*	Esterline Technologies Corp.	25,603	2,770
*	Moog Inc. Class A	31,284	2,147
*	KLX Inc.	45,214	1,982
*	DigitalGlobe Inc.	59,376	1,781
	HEICO Corp. Class A	32,586	1,629
*	TASER International Inc.	45,080	1,424
*	Astronics Corp.	14,342	1,002
	HEICO Corp.	17,258	989
	Cubic Corp.	20,635	986
*	Aerojet Rocketdyne Holdings Inc.	43,144	895
	AAR Corp.	29,035	858
*	Aerovironment Inc.	17,952	464
*	Engility Holdings Inc.	15,602	436
	National Presto Industries Inc.	4,040	281
	American Science & Engineering Inc.	6,575	257
*	Kratos Defense & Security Solutions Inc.	38,238	229
*,^ KEYW Holding Corp.		27,530	193
			478,693
Air Freight & Logistics (5.8%)
	United Parcel Service Inc. Class B	604,372	59,966
	FedEx Corp.	231,697	40,135
	CH Robinson Worldwide Inc.	126,055	7,781
	Expeditors International of Washington Inc.	165,188	7,572
*	XPO Logistics Inc.	68,341	3,360
	Forward Air Corp.	26,204	1,359
*	Hub Group Inc. Class A	30,913	1,311
*	Atlas Air Worldwide Holdings Inc.	21,236	1,157
*	UTi Worldwide Inc.	81,173	781

* Echo Global Logistics Inc.	21,073	678
* Air Transport Services Group Inc.	45,621	480
Park-Ohio Holdings Corp.	6,756	324
		124,904
Airlines (5.4%)
Delta Air Lines Inc.	709,507	30,452
American Airlines Group Inc.	599,580	25,404
Southwest Airlines Co.	581,789	21,555
* United Continental Holdings Inc.	330,961	18,067
Alaska Air Group Inc.	112,850	7,295
* JetBlue Airways Corp.	227,588	4,588
* Spirit Airlines Inc.	62,583	3,979
Allegiant Travel Co. Class A	11,933	1,879
* Hawaiian Holdings Inc.	42,230	1,023
SkyWest Inc.	44,446	658
* Republic Airways Holdings Inc.	43,317	453
* Virgin America Inc.	12,970	369
		115,722
Building Products (2.3%)
Masco Corp.	301,130	8,152
Fortune Brands Home & Security Inc.	137,159	6,290
Allegion plc	82,708	5,164
AO Smith Corp.	65,478	4,674
Lennox International Inc.	36,568	4,118
Owens Corning	96,350	4,081
* USG Corp.	80,649	2,326
* Armstrong World Industries Inc.	33,262	1,827
* Masonite International Corp.	22,030	1,503
* Trex Co. Inc.	27,580	1,396
Apogee Enterprises Inc.	24,777	1,331
Simpson Manufacturing Co. Inc.	35,914	1,218
Universal Forest Products Inc.	17,188	951
AAON Inc.	36,896	873
Advanced Drainage Systems Inc.	29,750	864
* Nortek Inc.	8,354	690
* Continental Building Products Inc.	27,781	619
* American Woodmark Corp.	11,643	598
Quanex Building Products Corp.	29,983	533
* Builders FirstSource Inc.	42,834	526
Griffon Corp.	29,364	469
* Gibraltar Industries Inc.	25,873	464
* PGT Inc.	37,885	453
* Patrick Industries Inc.	6,678	399
* NCI Building Systems Inc.	24,630	369
Insteel Industries Inc.	14,548	289
* Ply Gem Holdings Inc.	16,511	204
		50,381
Commercial Services & Supplies (5.8%)
Waste Management Inc.	395,467	19,635
Tyco International plc	361,849	14,604
* Stericycle Inc.	73,158	10,045
Republic Services Inc. Class A	212,979	8,581
Cintas Corp.	85,913	7,396
ADT Corp.	147,446	5,379
Waste Connections Inc.	106,795	5,183
KAR Auction Services Inc.	121,706	4,535

Pitney Bowes Inc.	173,688	3,795
* Copart Inc.	103,378	3,577
RR Donnelley & Sons Co.	171,368	3,287
Deluxe Corp.	42,978	2,743
* Clean Harbors Inc.	43,152	2,431
Covanta Holding Corp.	103,008	2,276
Rollins Inc.	84,770	2,104
HNI Corp.	37,812	1,834
Healthcare Services Group Inc.	58,317	1,762
Mobile Mini Inc.	39,745	1,577
UniFirst Corp.	13,162	1,505
ABM Industries Inc.	45,353	1,471
Herman Miller Inc.	51,198	1,418
Matthews International Corp. Class A	28,401	1,410
Tetra Tech Inc.	53,384	1,397
Steelcase Inc. Class A	76,102	1,309
United Stationers Inc.	33,133	1,287
Brink's Co.	39,642	1,267
Interface Inc. Class A	57,211	1,232
MSA Safety Inc.	27,478	1,228
G&K Services Inc. Class A	17,059	1,189
Brady Corp. Class A	40,642	1,028
West Corp.	32,139	983
Knoll Inc.	40,446	921
US Ecology Inc.	18,634	859
Multi-Color Corp.	11,409	731
* ACCO Brands Corp.	94,698	696
* Team Inc.	16,822	670
McGrath RentCorp	21,391	651
Quad/Graphics Inc.	22,376	458
Viad Corp.	17,003	456
Ennis Inc.	21,623	364
Kimball International Inc. Class B	28,994	353
* SP Plus Corp.	13,289	323
Civeo Corp.	73,579	294
* ARC Document Solutions Inc.	34,211	256
* InnerWorkings Inc.	34,040	216
CECO Environmental Corp.	16,326	185
* Heritage-Crystal Clean Inc.	22	—
* Performant Financial Corp.	68	—
		124,901
Construction & Engineering (1.8%)
Fluor Corp.	127,332	7,159
* Quanta Services Inc.	175,869	5,156
* Jacobs Engineering Group Inc.	110,534	4,782
^ Chicago Bridge & Iron Co. NV	83,745	4,544
* AECOM	127,235	4,202
EMCOR Group Inc.	54,258	2,462
KBR Inc.	124,758	2,389
* Dycom Industries Inc.	29,213	1,682
Granite Construction Inc.	33,755	1,210
* MasTec Inc.	59,945	1,059
Comfort Systems USA Inc.	31,475	707
* Tutor Perini Corp.	33,694	706
Primoris Services Corp.	33,732	633
* Aegion Corp. Class A	31,762	566
* MYR Group Inc.	17,698	524

	Argan Inc.	10,638	381
*	Great Lakes Dredge & Dock Corp.	49,928	278
*	Ameresco Inc. Class A	17,094	124
*	Northwest Pipe Co.	20	—
			38,564
Electrical Equipment (6.1%)
	Emerson Electric Co.	589,878	35,576
	Eaton Corp. plc	402,744	28,832
	Rockwell Automation Inc.	116,680	14,339
	AMETEK Inc.	207,679	11,165
*	Sensata Technologies Holding NV	145,839	8,034
	Acuity Brands Inc.	37,414	6,603
	Hubbell Inc. Class B	44,227	4,778
	Regal Beloit Corp.	38,428	3,005
*	SolarCity Corp.	49,935	3,002
	Babcock & Wilcox Co.	87,340	2,908
	EnerSys	38,060	2,536
*	Generac Holdings Inc.	59,226	2,474
*	Polypore International Inc.	38,643	2,315
	Franklin Electric Co. Inc.	34,651	1,219
	AZZ Inc.	21,918	1,051
	General Cable Corp.	42,099	795
	Encore Wire Corp.	17,161	750
*	Thermon Group Holdings Inc.	27,726	630
*	GrafTech International Ltd.	107,287	544
*,^ Plug Power Inc.		149,105	406
	Powell Industries Inc.	8,029	291
*	FuelCell Energy Inc.	213,437	262
*	Power Solutions International Inc.	3,986	219
*	Vicor Corp.	15,041	205
*	Enphase Energy Inc.	19,907	188
	Allied Motion Technologies Inc.	4,757	149
			132,276
Industrial Conglomerates (18.1%)
	General Electric Co.	8,664,412	236,278
	3M Co.	546,375	86,917
	Danaher Corp.	546,811	47,201
	Roper Technologies Inc.	86,452	15,126
	Carlisle Cos. Inc.	55,990	5,551
	Raven Industries Inc.	32,540	627
			391,700
Machinery (16.7%)
	Caterpillar Inc.	495,731	42,296
	Illinois Tool Works Inc.	293,990	27,585
	Deere & Co.	277,608	26,006
	Cummins Inc.	148,782	20,167
	PACCAR Inc.	305,399	19,411
	Ingersoll-Rand plc	226,844	15,602
	Parker-Hannifin Corp.	122,731	14,781
	Stanley Black & Decker Inc.	135,580	13,889
	Pall Corp.	91,872	11,433
	Dover Corp.	140,461	10,591
	Pentair plc	157,173	10,064
	Wabtec Corp.	82,996	8,325
	Snap-on Inc.	50,072	7,781
	Flowserve Corp.	116,053	6,383

* WABCO Holdings Inc.	47,953	6,062
Xylem Inc.	157,051	5,743
* Middleby Corp.	49,385	5,368
IDEX Corp.	67,395	5,207
Allison Transmission Holdings Inc.	139,574	4,271
Nordson Corp.	50,403	4,078
Trinity Industries Inc.	133,869	4,015
Lincoln Electric Holdings Inc.	59,705	4,013
Donaldson Co. Inc.	110,776	3,950
* Colfax Corp.	74,646	3,761
Graco Inc.	50,819	3,689
AGCO Corp.	68,563	3,482
Oshkosh Corp.	67,318	3,377
ITT Corp.	78,738	3,361
Toro Co.	48,238	3,299
Joy Global Inc.	84,164	3,277
CLARCOR Inc.	43,248	2,665
Woodward Inc.	50,622	2,579
Valmont Industries Inc.	20,670	2,572
Timken Co.	64,930	2,539
Kennametal Inc.	67,882	2,448
Crane Co.	40,096	2,427
SPX Corp.	31,775	2,361
Terex Corp.	91,490	2,263
* Rexnord Corp.	87,618	2,245
Manitowoc Co. Inc.	111,007	2,094
Barnes Group Inc.	42,348	1,705
Hillenbrand Inc.	54,236	1,666
Mueller Industries Inc.	46,590	1,624
* RBC Bearings Inc.	20,137	1,411
* Proto Labs Inc.	20,056	1,388
^ Greenbrier Cos. Inc.	21,673	1,305
Mueller Water Products Inc. Class A	138,473	1,277
EnPro Industries Inc.	20,680	1,251
Watts Water Technologies Inc. Class A	23,229	1,234
Actuant Corp. Class A	50,484	1,186
* Meritor Inc.	80,484	1,152
* TriMas Corp.	38,641	1,117
* Navistar International Corp.	42,082	1,114
Harsco Corp.	68,918	1,110
Albany International Corp.	24,507	970
Tennant Co.	15,078	961
John Bean Technologies Corp.	25,057	941
Standex International Corp.	11,012	881
* Chart Industries Inc.	26,399	857
ESCO Technologies Inc.	22,822	851
Lindsay Corp.	10,460	843
* Wabash National Corp.	59,677	808
Federal Signal Corp.	54,114	805
Briggs & Stratton Corp.	38,204	729
Sun Hydraulics Corp.	19,428	726
Astec Industries Inc.	16,882	698
CIRCOR International Inc.	12,950	691
Altra Industrial Motion Corp.	22,613	622
Gorman-Rupp Co.	20,355	571
Hyster-Yale Materials Handling Inc.	7,376	523
Kadant Inc.	9,328	439

	Alamo Group Inc.	8,282	439
	American Railcar Industries Inc.	8,035	432
	NN Inc.	15,499	422
	Titan International Inc.	39,384	419
*	Blount International Inc.	35,074	406
	Douglas Dynamics Inc.	19,705	400
*	Lydall Inc.	14,384	394
	Columbus McKinnon Corp.	16,620	379
	Global Brass & Copper Holdings Inc.	19,000	327
	LB Foster Co. Class A	8,193	313
	FreightCar America Inc.	9,903	222
*,^ ExOne Co.		24	—
			361,069
Marine (0.2%)
*	Kirby Corp.	47,978	3,680
	Matson Inc.	37,375	1,506
			5,186
Professional Services (4.0%)
	Nielsen NV	302,710	13,619
	Equifax Inc.	102,934	10,327
*	Verisk Analytics Inc. Class A	137,577	9,985
	Towers Watson & Co. Class A	59,955	8,271
*	IHS Inc. Class A	59,252	7,312
	Robert Half International Inc.	116,418	6,563
	ManpowerGroup Inc.	67,456	5,710
	Dun & Bradstreet Corp.	30,986	3,964
*	CEB Inc.	28,846	2,440
*	Advisory Board Co.	36,258	1,841
*	On Assignment Inc.	40,388	1,514
*	FTI Consulting Inc.	35,440	1,393
	Korn/Ferry International	43,314	1,390
*	WageWorks Inc.	30,613	1,313
*	Huron Consulting Group Inc.	19,726	1,268
*	TrueBlue Inc.	35,789	1,019
*	TriNet Group Inc.	32,742	980
	Exponent Inc.	10,940	931
	Insperity Inc.	14,201	747
*	RPX Corp.	44,409	707
*	Navigant Consulting Inc.	41,055	559
*	ICF International Inc.	14,852	532
	Resources Connection Inc.	32,621	512
	Kforce Inc.	21,170	466
	Acacia Research Corp.	43,125	440
	Kelly Services Inc. Class A	25,712	399
	Heidrick & Struggles International Inc.	14,495	364
*	GP Strategies Corp.	11,458	358
*	CBIZ Inc.	36,921	335
*	Mistras Group Inc.	14,262	264
*	Franklin Covey Co.	10,559	211
*	Pendrell Corp.	97,853	98
*	Paylocity Holding Corp.	38	1
	CDI Corp.	32	—
			85,833
Road & Rail (8.5%)
	Union Pacific Corp.	758,678	76,558
	CSX Corp.	852,615	29,057

	Norfolk Southern Corp.		264,559	24,339
	Kansas City Southern		95,114	8,608
	JB Hunt Transport Services Inc.		80,147	6,734
*	Hertz Global Holdings Inc.		335,350	6,670
*	Avis Budget Group Inc.		91,280	4,655
	Ryder System Inc.		45,513	4,171
*	Old Dominion Freight Line Inc.		55,518	3,776
*	Genesee & Wyoming Inc. Class A		45,617	3,756
	Landstar System Inc.		38,402	2,512
	AMERCO		6,731	2,215
	Con-way Inc.		49,546	2,005
*	Swift Transportation Co.		78,502	1,827
	Knight Transportation Inc.		52,492	1,501
	Werner Enterprises Inc.		40,398	1,112
	Heartland Express Inc.		45,368	964
*	Saia Inc.		21,613	885
	ArcBest Corp.		21,151	723
*	Roadrunner Transportation Systems Inc.		24,654	613
	Celadon Group Inc.		22,632	528
	Marten Transport Ltd.		21,916	497
*	YRC Worldwide Inc.		17,728	233
*	Quality Distribution Inc.		60	1
				183,940
Trading Companies & Distributors (2.8%)
	WW Grainger Inc.		52,289	12,567
	Fastenal Co.		241,551	10,027
*	United Rentals Inc.		83,155	7,393
*	HD Supply Holdings Inc.		144,437	4,687
	Air Lease Corp. Class A		83,658	3,148
	MSC Industrial Direct Co. Inc. Class A		41,845	2,903
	Watsco Inc.		22,048	2,776
*	WESCO International Inc.		38,389	2,759
*,^ NOW Inc.			92,234	2,132
	GATX Corp.		36,162	2,015
	Applied Industrial Technologies Inc.		33,932	1,438
*	MRC Global Inc.		88,077	1,348
	Aircastle Ltd.		55,543	1,347
*	Beacon Roofing Supply Inc.		42,634	1,337
	TAL International Group Inc.		26,903	976
	Kaman Corp.		20,885	885
*	Rush Enterprises Inc. Class A		25,896	688
	H&E Equipment Services Inc.		27,549	601
*	DXP Enterprises Inc.		11,212	460
*	CAI International Inc.		14,853	321
*	Stock Building Supply Holdings Inc.		13,527	226
*	Titan Machinery Inc.		38	1
				60,035
Transportation Infrastructure (0.3%)
	Macquarie Infrastructure Corp.		62,642	5,302
*	Wesco Aircraft Holdings Inc.		58,044	857
				6,159
Total Common Stocks (Cost $1,966,044)				2,159,363
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $2,780)		0.136%	2,780,402	2,780

Total Investments (100.1%) (Cost $1,968,824)	2,162,143
Other Assets and Liabilities-Net (-0.1%)[2]	(2,167)
Net Assets (100%)	2,159,976

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,662,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $2,780,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2015, the cost of investment securities for tax purposes was $1,968,919,000. Net unrealized appreciation of investment securities for tax purposes was $193,224,000, consisting of unrealized gains of $252,825,000 on securities that had risen in value since their purchase and $59,601,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (8.0%)
	Cisco Systems Inc.	8,983,466	263,305
	QUALCOMM Inc.	2,902,929	202,276
	Motorola Solutions Inc.	362,303	21,376
*	Palo Alto Networks Inc.	120,416	20,409
	Juniper Networks Inc.	644,588	17,920
	Harris Corp.	217,885	17,261
*	F5 Networks Inc.	126,928	15,954
	Brocade Communications Systems Inc.	743,835	9,197
*	ARRIS Group Inc.	229,940	7,590
*	CommScope Holding Co. Inc.	199,678	6,224
*	JDS Uniphase Corp.	410,792	5,266
*	ViaSat Inc.	79,649	5,017
*	Infinera Corp.	225,357	4,651
*	Ciena Corp.	190,545	4,596
*	Arista Networks Inc.	64,009	4,475
	Plantronics Inc.	75,782	4,181
*	Finisar Corp.	182,063	3,987
*	EchoStar Corp. Class A	77,049	3,860
	InterDigital Inc.	65,137	3,819
*	Polycom Inc.	239,448	3,225
*	NETGEAR Inc.	57,991	1,797
^	Ubiquiti Networks Inc.	54,164	1,722
	ADTRAN Inc.	94,630	1,630
*	Ruckus Wireless Inc.	142,562	1,498
*	CalAmp Corp.	63,758	1,259
*	Ixia	96,877	1,219
*	Harmonic Inc.	158,232	1,078
*	Mitel Networks Corp.	108,072	1,005
	Comtech Telecommunications Corp.	28,750	864
*	ShoreTel Inc.	112,586	775
*	Sonus Networks Inc.	76,893	602
*	Calix Inc.	71,992	576
	Black Box Corp.	27,051	543
*	Extreme Networks Inc.	300	1
			639,158
Electronic Equipment, Instruments & Components (4.1%)
	TE Connectivity Ltd.	714,806	49,322
	Corning Inc.	2,237,357	46,805
	Amphenol Corp. Class A	545,974	31,148
*	Flextronics International Ltd.	1,007,239	12,238
*	Trimble Navigation Ltd.	456,724	10,706
	Avnet Inc.	239,903	10,558
*	Arrow Electronics Inc.	168,294	10,231
*	Zebra Technologies Corp.	89,938	9,861
*	Keysight Technologies Inc.	295,329	9,704
	CDW Corp.	240,326	8,916
	Jabil Circuit Inc.	307,066	7,545
	FLIR Systems Inc.	246,004	7,515

*	Ingram Micro Inc.	275,754	7,393
*	Cognex Corp.	145,532	7,345
	Belden Inc.	74,723	6,308
*	IPG Photonics Corp.	64,728	6,139
	FEI Co.	73,382	5,988
	National Instruments Corp.	180,841	5,409
	SYNNEX Corp.	52,300	4,324
*	Tech Data Corp.	67,281	4,247
*	Universal Display Corp.	72,961	3,919
	Littelfuse Inc.	39,789	3,848
	Dolby Laboratories Inc. Class A	90,737	3,552
*	Anixter International Inc.	52,066	3,540
	Vishay Intertechnology Inc.	240,428	3,130
*	Sanmina Corp.	144,410	3,128
	Methode Electronics Inc.	63,867	2,997
*,^ Knowles Corp.		148,739	2,878
*	Plexus Corp.	59,696	2,715
*	Coherent Inc.	43,480	2,706
*	Itron Inc.	67,291	2,415
*	OSI Systems Inc.	33,241	2,401
*	Rogers Corp.	32,651	2,359
*	Benchmark Electronics Inc.	94,483	2,196
*	Insight Enterprises Inc.	69,865	2,049
*	InvenSense Inc.	143,050	2,026
*	ScanSource Inc.	50,490	1,964
	MTS Systems Corp.	26,311	1,790
*	II-VI Inc.	91,432	1,707
	Badger Meter Inc.	25,523	1,647
*	Rofin-Sinar Technologies Inc.	50,216	1,429
*	FARO Technologies Inc.	30,705	1,340
*	Newport Corp.	70,429	1,330
	AVX Corp.	90,409	1,283
	CTS Corp.	52,205	984
*	Fabrinet	54,085	983
*	TTM Technologies Inc.	97,831	967
*	DTS Inc.	28,691	910
*	RealD Inc.	70,860	894
*	Mercury Systems Inc.	60,138	821
*	GSI Group Inc.	52,728	787
*	Kimball Electronics Inc.	48,502	756
	Park Electrochemical Corp.	34,109	733
	Checkpoint Systems Inc.	71,336	697
	Daktronics Inc.	63,097	680
	PC Connection Inc.	17,956	447
	Electro Rent Corp.	55	1
*,^ Maxwell Technologies Inc.		85	—
*	Control4 Corp.	35	—
			329,711
Internet Software & Services (16.4%)
*	Google Inc. Class C	540,996	287,869
*	Facebook Inc. Class A	3,542,002	280,491
*	Google Inc. Class A	504,963	275,366
*	eBay Inc.	1,916,529	117,598
*	Yahoo! Inc.	1,565,013	67,194
*	LinkedIn Corp. Class A	192,584	37,540
*	Twitter Inc.	854,795	31,345
	Equinix Inc.	99,389	26,643

*	Akamai Technologies Inc.	313,646	23,922
*	CoStar Group Inc.	57,030	11,914
*	VeriSign Inc.	185,060	11,694
	IAC/InterActiveCorp	137,607	10,330
	MercadoLibre Inc.	58,359	8,470
*	Rackspace Hosting Inc.	199,195	7,986
*,^ Zillow Group Inc. Class A		85,889	7,849
*	AOL Inc.	137,511	6,877
*	Pandora Media Inc.	349,777	6,530
*	Yelp Inc. Class A	114,282	5,475
	j2 Global Inc.	79,974	5,311
*	HomeAway Inc.	166,448	4,672
*	GrubHub Inc.	107,613	4,339
*	Cimpress NV	51,097	4,206
*	Dealertrack Technologies Inc.	90,281	3,765
*	Demandware Inc.	57,581	3,586
*	comScore Inc.	60,530	3,425
*	LogMeIn Inc.	43,083	2,735
*	Cornerstone OnDemand Inc.	84,262	2,623
*	WebMD Health Corp.	55,573	2,551
*	Envestnet Inc.	57,479	2,518
*,^ LendingClub Corp.		130,921	2,515
*	Shutterstock Inc.	34,547	2,211
*,^ Endurance International Group Holdings Inc.		104,504	2,125
*	Gogo Inc.	89,314	1,911
*	SPS Commerce Inc.	28,674	1,864
	NIC Inc.	109,191	1,840
*	Web.com Group Inc.	77,665	1,761
*	Stamps.com Inc.	24,930	1,678
*	Marketo Inc.	54,413	1,623
*	Constant Contact Inc.	55,886	1,523
*	Bankrate Inc.	110,329	1,346
	EarthLink Holdings Corp.	184,556	1,281
*,^ Coupons.com Inc.		91,410	1,142
*	Blucora Inc.	68,772	1,091
*	Cvent Inc.	39,893	1,052
*	RetailMeNot Inc.	51,495	1,038
*,^ TrueCar Inc.		74,582	1,032
*,^ Textura Corp.		31,472	916
*	LivePerson Inc.	92,906	889
*	Monster Worldwide Inc.	144,691	878
*	Actua Corp.	67,697	860
*	Xoom Corp.	41,977	790
*	Internap Corp.	79,128	771
*	SciQuest Inc.	49,582	757
*	Q2 Holdings Inc.	31,856	755
*	Benefitfocus Inc.	20,101	721
*	Intralinks Holdings Inc.	67,472	717
*	XO Group Inc.	40,126	652
*	DHI Group Inc.	76,059	644
*	Bazaarvoice Inc.	91,096	521
*	Angie's List Inc.	75,262	472
*	Hortonworks Inc.	15,151	398
*	Everyday Health Inc.	30,563	379
*	OPOWER Inc.	29,893	354
*	Rocket Fuel Inc.	36,148	300
*	Liquidity Services Inc.	80	1

*	ChannelAdvisor Corp.	60	1
*	Marin Software Inc.	65	—
*	Amber Road Inc.	35	—
			1,303,633
IT Services (16.6%)
	International Business Machines Corp.	1,652,462	280,340
	Visa Inc. Class A	3,455,997	237,358
	MasterCard Inc. Class A	1,760,072	162,384
	Accenture plc Class A	1,105,389	106,162
	Automatic Data Processing Inc.	836,110	71,496
*	Cognizant Technology Solutions Corp. Class A	1,072,754	69,429
*	Fiserv Inc.	420,043	33,666
*	Alliance Data Systems Corp.	110,522	32,939
	Fidelity National Information Services Inc.	501,745	31,459
	Paychex Inc.	575,691	28,445
	Xerox Corp.	1,859,410	21,235
*	FleetCor Technologies Inc.	137,219	20,877
	Western Union Co.	917,584	20,141
	Computer Sciences Corp.	247,586	16,984
*	Gartner Inc.	154,009	13,473
	Global Payments Inc.	117,922	12,309
	Total System Services Inc.	293,078	12,075
	Broadridge Financial Solutions Inc.	212,751	11,527
*	Vantiv Inc. Class A	255,934	10,237
*	Teradata Corp.	256,870	10,003
	Jack Henry & Associates Inc.	143,903	9,365
*	WEX Inc.	68,405	7,756
*	VeriFone Systems Inc.	199,794	7,626
	MAXIMUS Inc.	116,150	7,593
	DST Systems Inc.	58,717	6,952
*	CoreLogic Inc.	158,100	6,163
	Sabre Corp.	215,442	5,621
*	EPAM Systems Inc.	73,138	5,259
*	Euronet Worldwide Inc.	86,331	5,163
	Leidos Holdings Inc.	111,414	4,735
	Booz Allen Hamilton Holding Corp. Class A	182,197	4,619
	Convergys Corp.	176,133	4,373
	Science Applications International Corp.	72,348	3,834
*	CACI International Inc. Class A	40,449	3,463
	Heartland Payment Systems Inc.	63,755	3,408
*	Blackhawk Network Holdings Inc.	90,699	3,120
*	IGATE Corp.	63,960	3,039
*	Cardtronics Inc.	79,240	2,892
*	Syntel Inc.	58,826	2,795
*	NeuStar Inc. Class A	97,047	2,651
	EVERTEC Inc.	116,853	2,598
*	Virtusa Corp.	49,127	2,235
*	Acxiom Corp.	134,528	2,229
*	ExlService Holdings Inc.	55,240	1,983
	CSG Systems International Inc.	60,915	1,900
*	Unisys Corp.	87,774	1,803
*	Sykes Enterprises Inc.	68,110	1,650
	ManTech International Corp. Class A	42,693	1,216
*	Perficient Inc.	60,223	1,139
*	Net 1 UEPS Technologies Inc.	73,742	1,069
*	Global Cash Access Holdings Inc.	112,653	871
	Cass Information Systems Inc.	16,757	836

	TeleTech Holdings Inc.	29,677	754
	Forrester Research Inc.	17,154	583
*	MoneyGram International Inc.	51,363	499
			1,324,331
Semiconductors & Semiconductor Equipment (13.3%)
	Intel Corp.	8,334,776	287,216
	Texas Instruments Inc.	1,842,818	103,050
	Avago Technologies Ltd. Class A	451,212	66,811
	Broadcom Corp. Class A	967,962	55,029
*	Micron Technology Inc.	1,895,953	52,954
	Applied Materials Inc.	2,162,278	43,527
	Analog Devices Inc.	548,387	37,268
	Skyworks Solutions Inc.	335,780	36,721
	Altera Corp.	529,500	25,866
	Lam Research Corp.	280,514	23,072
	Xilinx Inc.	460,077	21,817
*	Qorvo Inc.	261,357	21,470
	NVIDIA Corp.	957,658	21,193
	Linear Technology Corp.	420,455	20,119
	Maxim Integrated Products Inc.	497,813	17,458
	Microchip Technology Inc.	354,276	17,406
	KLA-Tencor Corp.	286,197	17,075
*	SunEdison Inc.	482,124	14,449
	Marvell Technology Group Ltd.	719,540	10,066
*	ON Semiconductor Corp.	759,032	10,065
*	Freescale Semiconductor Ltd.	189,314	8,542
	Teradyne Inc.	381,924	8,078
	Cypress Semiconductor Corp.	566,231	7,774
*	Cavium Inc.	96,845	6,815
*	First Solar Inc.	132,198	6,572
	Atmel Corp.	737,993	6,546
*	Synaptics Inc.	64,804	6,457
*	Integrated Device Technology Inc.	260,952	6,173
*	Microsemi Corp.	166,917	6,074
*	Cree Inc.	196,413	5,947
*,^ Ambarella Inc.		53,405	4,818
*	Cirrus Logic Inc.	111,026	4,191
*	Fairchild Semiconductor International Inc. Class A	206,038	4,104
*	Silicon Laboratories Inc.	70,535	3,910
*	Mellanox Technologies Ltd.	72,464	3,646
	Monolithic Power Systems Inc.	64,795	3,538
	MKS Instruments Inc.	93,242	3,516
	Tessera Technologies Inc.	83,131	3,205
	Intersil Corp. Class A	230,988	3,118
*	Rambus Inc.	202,847	3,102
*	Entegris Inc.	221,373	3,084
*	PMC-Sierra Inc.	320,524	2,910
*	SunPower Corp. Class A	92,579	2,813
*	OmniVision Technologies Inc.	102,142	2,754
	Power Integrations Inc.	52,108	2,645
*	Advanced Micro Devices Inc.	1,157,511	2,639
*	Semtech Corp.	117,434	2,508
*	Veeco Instruments Inc.	70,196	2,126
*	Cabot Microelectronics Corp.	42,035	1,941
*	Advanced Energy Industries Inc.	66,957	1,910
*	Kulicke & Soffa Industries Inc.	135,035	1,791
*	Diodes Inc.	66,444	1,759

* M/A-COM Technology Solutions Holdings Inc.	36,573	1,396
Brooks Automation Inc.	118,461	1,331
* Lattice Semiconductor Corp.	208,472	1,305
* Amkor Technology Inc.	188,001	1,271
* Photronics Inc.	116,828	1,179
* Inphi Corp.	48,984	1,173
Integrated Silicon Solution Inc.	54,610	1,121
Micrel Inc.	69,522	968
* Ultratech Inc.	48,160	960
* FormFactor Inc.	100,104	932
* Applied Micro Circuits Corp.	125,359	801
* PDF Solutions Inc.	47,278	753
* Exar Corp.	69,242	752
* Xcerra Corp.	97,145	750
* Rudolph Technologies Inc.	56,766	723
* CEVA Inc.	35,012	719
* Nanometrics Inc.	41,484	645
IXYS Corp.	43,038	525
* Magnachip Semiconductor Corp.	27,043	194
		1,055,136
Software (20.4%)
Microsoft Corp.	13,715,441	642,706
Oracle Corp.	6,182,553	268,879
* Salesforce.com inc	1,054,838	76,740
* Adobe Systems Inc.	881,533	69,720
Intuit Inc.	462,585	48,178
* Electronic Arts Inc.	545,554	34,236
Symantec Corp.	1,200,856	29,571
* Red Hat Inc.	322,696	24,935
Activision Blizzard Inc.	890,575	22,496
* Autodesk Inc.	398,951	21,603
* ServiceNow Inc.	251,647	19,279
* Citrix Systems Inc.	281,264	18,285
CA Inc.	584,443	17,796
* Splunk Inc.	220,015	14,877
* Workday Inc. Class A	181,103	14,293
* ANSYS Inc.	158,338	14,092
* Synopsys Inc.	270,454	13,493
CDK Global Inc.	240,655	12,825
* VMware Inc. Class A	145,938	12,743
FactSet Research Systems Inc.	69,818	11,532
* Cadence Design Systems Inc.	515,413	10,200
* Fortinet Inc.	252,633	10,121
* Tableau Software Inc. Class A	87,803	9,940
* Informatica Corp.	192,625	9,323
* FireEye Inc.	191,691	8,927
* PTC Inc.	202,219	8,346
* Ultimate Software Group Inc.	47,875	7,746
* Nuance Communications Inc.	458,018	7,727
SS&C Technologies Holdings Inc.	126,130	7,433
* Manhattan Associates Inc.	131,262	7,200
* Verint Systems Inc.	107,059	6,924
* Tyler Technologies Inc.	56,150	6,821
* Aspen Technology Inc.	155,214	6,643
* NetSuite Inc.	67,597	6,315
* Guidewire Software Inc.	122,808	5,950
Solera Holdings Inc.	118,225	5,832

*	Qlik Technologies Inc.	160,080	5,790
*	SolarWinds Inc.	120,828	5,733
	Fair Isaac Corp.	55,255	4,847
*	ACI Worldwide Inc.	202,833	4,829
	Mentor Graphics Corp.	172,174	4,495
	Blackbaud Inc.	81,751	4,191
*	Take-Two Interactive Software Inc.	147,791	4,045
*	Zynga Inc. Class A	1,366,453	4,031
*	Proofpoint Inc.	65,198	3,855
	Advent Software Inc.	82,909	3,628
*	CommVault Systems Inc.	74,990	3,332
*	Ellie Mae Inc.	48,831	3,087
*	Imperva Inc.	47,700	2,901
*	MicroStrategy Inc. Class A	16,414	2,889
*	Synchronoss Technologies Inc.	64,389	2,836
*	Fleetmatics Group plc	66,370	2,775
*,^ NetScout Systems Inc.		68,843	2,759
*	Rovi Corp.	161,733	2,711
*	Infoblox Inc.	93,323	2,426
*	Progress Software Corp.	79,689	2,098
*	TiVo Inc.	179,779	1,893
*	Bottomline Technologies de Inc.	71,034	1,870
*	Zendesk Inc.	80,893	1,863
	Ebix Inc.	51,112	1,820
	Monotype Imaging Holdings Inc.	69,054	1,791
*	Paycom Software Inc.	51,272	1,782
*	BroadSoft Inc.	48,432	1,768
*	Qualys Inc.	41,123	1,675
*	RealPage Inc.	81,566	1,489
	Pegasystems Inc.	67,261	1,470
*,^ VASCO Data Security International Inc.		52,696	1,404
*	Callidus Software Inc.	94,157	1,348
*	Interactive Intelligence Group Inc.	30,197	1,305
*	HubSpot Inc.	25,519	1,296
*	Barracuda Networks Inc.	32,286	1,270
*	Glu Mobile Inc.	190,261	1,233
*	Paylocity Holding Corp.	31,043	1,039
*	Gigamon Inc.	28,712	883
*	PROS Holdings Inc.	43,344	834
*	Comverse Inc.	34,620	833
*	ePlus Inc.	10,604	823
*	Tangoe Inc.	62,999	801
*	Silver Spring Networks Inc.	55,847	763
	Epiq Systems Inc.	40,231	675
*	Rubicon Project Inc.	33,420	577
*	EnerNOC Inc.	42,309	407
*	Jive Software Inc.	66,308	373
*	MobileIron Inc.	53,123	320
*	Varonis Systems Inc.	15,229	307
*	TubeMogul Inc.	15,954	270
*	Workiva Inc.	14,281	189
			1,621,356
Technology Hardware, Storage & Peripherals (21.2%)
	Apple Inc.	10,250,684	1,335,459
	Hewlett-Packard Co.	3,216,139	107,419
	EMC Corp.	3,498,782	92,158
	Western Digital Corp.	406,624	39,589

	Seagate Technology plc		577,408	32,127
	SanDisk Corp.		374,799	25,629
	NetApp Inc.		548,832	18,331
*	NCR Corp.		297,531	8,941
	Lexmark International Inc. Class A		106,827	4,912
*,^ 3D Systems Corp.			185,488	4,057
	Diebold Inc.		107,853	3,686
*	Electronics For Imaging Inc.		83,110	3,593
*	QLogic Corp.		153,633	2,384
*	Cray Inc.		71,897	2,199
*	Super Micro Computer Inc.		64,639	2,163
*,^ Nimble Storage Inc.			59,240	1,533
*	Avid Technology Inc.		68,891	1,227
*	Eastman Kodak Co.		34,470	657
*	Silicon Graphics International Corp.		55,950	359
				1,686,423
Total Common Stocks (Cost $5,905,332)				7,959,748
		Coupon
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$11,647)	0.136%	11,647,000	11,647
Total Investments (100.2%) (Cost $5,916,979)				7,971,395
Other Assets and Liabilities-Net (-0.2%)[2]				(12,460)
Net Assets (100%)				7,958,935

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,143,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $11,647,000 of collateral received for securities on loan.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Information Technology Index Fund

C. At May 31, 2015, the cost of investment securities for tax purposes was $5,916,979,000. Net unrealized appreciation of investment securities for tax purposes was $2,054,416,000, consisting of unrealized gains of $2,127,597,000 on securities that had risen in value since their purchase and $73,181,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Chemicals (68.7%)
	EI du Pont de Nemours & Co.	1,667,920	118,439
	Dow Chemical Co.	2,132,553	111,042
	Monsanto Co.	890,933	104,221
	LyondellBasell Industries NV Class A	747,099	75,532
	Praxair Inc.	531,878	65,347
	PPG Industries Inc.	250,615	57,363
	Ecolab Inc.	496,152	56,884
	Air Products & Chemicals Inc.	374,954	55,028
	Sherwin-Williams Co.	148,584	42,819
	Sigma-Aldrich Corp.	220,047	30,653
	Mosaic Co.	610,220	27,979
	CF Industries Holdings Inc.	88,247	27,876
	Eastman Chemical Co.	273,879	21,026
	Celanese Corp. Class A	281,509	19,382
	International Flavors & Fragrances Inc.	149,239	17,765
	Ashland Inc.	121,296	15,453
	FMC Corp.	245,637	14,043
*	WR Grace & Co.	134,557	13,177
	Airgas Inc.	124,623	12,704
	Albemarle Corp.	206,662	12,431
	RPM International Inc.	246,436	12,329
	Valspar Corp.	143,323	11,962
	NewMarket Corp.	19,487	8,972
	Huntsman Corp.	383,728	8,611
	Cytec Industries Inc.	124,661	7,541
*	Axalta Coating Systems Ltd.	209,488	7,175
	PolyOne Corp.	164,130	6,383
	Westlake Chemical Corp.	85,419	6,023
*	Platform Specialty Products Corp.	230,061	6,021
	Sensient Technologies Corp.	87,524	5,925
	Scotts Miracle-Gro Co. Class A	83,618	5,122
	Cabot Corp.	117,314	4,865
	Axiall Corp.	128,719	4,854
	Minerals Technologies Inc.	64,016	4,309
	Olin Corp.	135,366	3,958
	HB Fuller Co.	92,087	3,878
	Balchem Corp.	57,017	3,219
*	Chemtura Corp.	114,840	3,188
	A Schulman Inc.	53,528	2,289
*	Ferro Corp.	143,761	2,181
	Quaker Chemical Corp.	24,223	2,068
	Innophos Holdings Inc.	39,159	2,041
	Calgon Carbon Corp.	97,305	2,020
	Tronox Ltd. Class A	116,753	1,968
	Innospec Inc.	44,922	1,926
	Stepan Co.	36,715	1,889
	OM Group Inc.	56,599	1,502
*	LSB Industries Inc.	33,328	1,417
*	Kraton Performance Polymers Inc.	58,018	1,378

Rayonier Advanced Materials Inc.	77,701	1,281
* Intrepid Potash Inc.	104,842	1,218
* Flotek Industries Inc.	98,389	1,131
Koppers Holdings Inc.	37,382	965
Tredegar Corp.	41,318	820
Zep Inc.	35,803	715
Hawkins Inc.	17,493	713
American Vanguard Corp.	47,764	658
* Trinseo SA	22,460	656
FutureFuel Corp.	44,313	532
Kronos Worldwide Inc.	41,885	511
		1,043,378
Construction Materials (3.2%)
Vulcan Materials Co.	243,424	21,891
Martin Marietta Materials Inc.	105,252	15,684
Eagle Materials Inc.	92,630	7,733
* Headwaters Inc.	134,387	2,551
* US Concrete Inc.	24,939	942
United States Lime & Minerals Inc.	3,989	237
		49,038
Containers & Packaging (10.4%)
Sealed Air Corp.	387,146	18,854
Ball Corp.	240,435	17,068
Rock-Tenn Co. Class A	257,773	16,791
MeadWestvaco Corp.	292,934	14,805
* Crown Holdings Inc.	256,350	14,174
Packaging Corp. of America	181,018	12,523
Avery Dennison Corp.	166,849	10,330
Graphic Packaging Holding Co.	602,473	8,579
Sonoco Products Co.	185,729	8,362
Bemis Co. Inc.	179,484	8,245
* Berry Plastics Group Inc.	218,904	7,327
AptarGroup Inc.	114,799	7,321
* Owens-Illinois Inc.	296,981	7,098
Silgan Holdings Inc.	87,379	4,748
Greif Inc. Class A	46,954	1,793
Myers Industries Inc.	46,415	802
		158,820
Metals & Mining (13.1%)
Freeport-McMoRan Inc.	1,915,594	37,641
Alcoa Inc.	2,251,550	28,144
Nucor Corp.	587,795	27,803
Newmont Mining Corp.	919,396	25,044
Steel Dynamics Inc.	444,984	9,705
Reliance Steel & Aluminum Co.	142,926	9,119
Royal Gold Inc.	120,179	7,784
United States Steel Corp.	268,337	6,547
Allegheny Technologies Inc.	200,147	6,505
Compass Minerals International Inc.	61,630	5,310
Carpenter Technology Corp.	97,472	3,981
Commercial Metals Co.	216,355	3,477
* Stillwater Mining Co.	220,124	3,190
Kaiser Aluminum Corp.	32,169	2,610
Worthington Industries Inc.	94,229	2,564
Globe Specialty Metals Inc.	122,278	2,364
Hecla Mining Co.	674,194	2,097

	TimkenSteel Corp.		67,047	1,995
	SunCoke Energy Inc.		121,618	1,977
*	RTI International Metals Inc.		53,465	1,886
*	AK Steel Holding Corp.		325,220	1,711
*	Coeur Mining Inc.		248,314	1,353
^	Cliffs Natural Resources Inc.		254,031	1,349
	Materion Corp.		34,849	1,296
*	Horsehead Holding Corp.		101,799	1,264
*	Century Aluminum Co.		97,280	1,088
	Haynes International Inc.		22,866	1,078
	Schnitzer Steel Industries Inc.		48,155	862
*,^ Molycorp Inc.			89,624	47
				199,791
Paper & Forest Products (4.5%)
	International Paper Co.		740,056	38,357
	Domtar Corp.		117,402	5,074
*	Louisiana-Pacific Corp.		262,258	4,744
	KapStone Paper and Packaging Corp.		159,372	4,295
*	Boise Cascade Co.		72,745	2,578
	Schweitzer-Mauduit International Inc.		55,593	2,244
*	Clearwater Paper Corp.		35,130	2,108
	PH Glatfelter Co.		78,991	1,856
	Neenah Paper Inc.		30,519	1,840
*	Resolute Forest Products Inc.		120,707	1,442
	Deltic Timber Corp.		20,695	1,336
*	Mercer International Inc.		87,837	1,246
	Wausau Paper Corp.		64,468	630
				67,750
Total Common Stocks (Cost $1,394,262)				1,518,777
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $777)		0.136%	777,100	777
Total Investments (100.0%) (Cost $1,395,039)				1,519,554
Other Assets and Liabilities-Net (0.0%)[2]				46
Net Assets (100%)				1,519,600

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $580,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $777,000 of collateral received for securities on loan.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Materials Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2015, the cost of investment securities for tax purposes was $1,395,039,000. Net unrealized appreciation of investment securities for tax purposes was $124,515,000, consisting of unrealized gains of $275,579,000 on securities that had risen in value since their purchase and $151,064,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of May 31, 2015

				Market
				Value
			Shares	($000)
Common Stocks (99.6%)[1]
Diversified Telecommunication Services (80.6%)
	Alternative Carriers (19.5%)
*	8x8 Inc.		2,075,819	17,312
	Cogent Communications Holdings Inc.		511,635	16,075
*,^ Globalstar Inc.			6,181,830	16,382
*	inContact Inc.		1,572,800	15,288
	Inteliquent Inc.		866,815	15,282
*,^ Iridium Communications Inc.			1,679,797	17,386
*	Level 3 Communications Inc.		852,037	47,271
	Lumos Networks Corp.		904,782	12,911
*	ORBCOMM Inc.		617,848	4,226
*	Premiere Global Services Inc.		1,465,307	14,800
*	Vonage Holdings Corp.		3,821,539	17,808
*	Zayo Group Holdings Inc.		402,581	10,584

	Integrated Telecommunication Services (61.1%)
	AT&T Inc.		6,934,403	239,514
	Atlantic Tele-Network Inc.		255,108	17,105
	CenturyLink Inc.		1,389,078	46,173
*	Cincinnati Bell Inc.		4,677,605	17,120
	Consolidated Communications Holdings Inc.		799,376	16,563
*	FairPoint Communications Inc.		217,860	4,397
	Frontier Communications Corp.		4,325,321	22,275
*	General Communication Inc. Class A		1,153,127	18,531
	IDT Corp. Class B		789,910	14,211
	Verizon Communications Inc.		4,812,961	237,953
*,^ Windstream Holdings Inc.			1,271,962	10,347
				849,514
Other (0.1%)[2]
*	Leap Wireless International Inc CVR		577,114	1,455

Wireless Telecommunication Services (18.9%)
*	RingCentral Inc. Class A		1,023,477	17,491
*	SBA Communications Corp. Class A		405,296	45,316
	Shenandoah Telecommunications Co.		594,950	18,699
	Spok Holdings Inc.		951,443	16,508
*	Sprint Corp.		4,804,213	22,340
*	T-Mobile US Inc.		1,052,061	40,904
	Telephone & Data Systems Inc.		738,501	21,926
*	United States Cellular Corp.		412,667	16,135
				199,319
Total Common Stock (Cost $1,017,374)				1,050,288
		Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
[3,4]Vanguard Market Liquidity Fund		0.136%	10,844,000	10,844

Vanguard Telecommunication Services Index Fund

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]Federal Home Loan Bank Discount Notes	0.135%	8/28/15	400,000	400
Total Temporary Cash Investments (Cost $11,244)				11,244
Total Investments (100.7%) (Cost $1,028,618)				1,061,532
Other Assets and Liabilities-Net (-0.7%)[4]				(7,353)
Net Assets (100%)				1,054,179

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,695,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $10,844,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,048,833	—	1,455
Temporary Cash Investments	10,844	400	—

Vanguard Telecommunication Services Index Fund

Futures Contracts—Assets[1]	96	—	—
Futures Contracts—Liabilities[1]	(225)	—	—
Total	1,059,548	400	1,455
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	36	3,791	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $1,028,618,000. Net unrealized appreciation of investment securities for tax purposes was $32,914,000, consisting of unrealized gains of $69,860,000 on securities that had risen in value since their purchase and $36,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (51.6%)
Duke Energy Corp.	2,303,250	174,425
NextEra Energy Inc.	1,443,597	147,738
Southern Co.	2,962,016	129,410
Exelon Corp.	2,798,933	94,688
American Electric Power Co. Inc.	1,593,129	89,677
PPL Corp.	2,171,094	75,359
Edison International	1,060,673	64,500
Xcel Energy Inc.	1,647,066	56,083
Eversource Energy	1,031,196	50,786
FirstEnergy Corp.	1,371,039	48,919
Entergy Corp.	587,438	44,921
Pepco Holdings Inc.	822,929	22,425
Pinnacle West Capital Corp.	359,940	21,928
OGE Energy Corp.	649,352	20,455
ITC Holdings Corp.	505,204	17,829
Westar Energy Inc. Class A	429,327	15,743
Great Plains Energy Inc.	501,929	13,085
Cleco Corp.	196,840	10,679
Hawaiian Electric Industries Inc.	334,333	10,211
IDACORP Inc.	163,513	9,724
UIL Holdings Corp.	184,032	9,329
Portland General Electric Co.	254,648	8,902
ALLETE Inc.	142,126	7,156
PNM Resources Inc.	259,272	6,894
El Paso Electric Co.	132,232	4,809
MGE Energy Inc.	113,749	4,405
Empire District Electric Co.	142,417	3,324
Otter Tail Corp.	108,600	2,934
Unitil Corp.	43,244	1,463
		1,167,801
Gas Utilities (6.6%)
UGI Corp.	562,424	21,035
AGL Resources Inc.	389,468	19,618
Atmos Energy Corp.	328,265	17,733
National Fuel Gas Co.	233,088	14,976
Questar Corp.	571,272	12,968
Piedmont Natural Gas Co. Inc.	255,976	9,545
WGL Holdings Inc.	161,787	9,309
New Jersey Resources Corp.	275,055	8,271
Southwest Gas Corp.	151,818	8,268
Laclede Group Inc.	141,687	7,582
ONE Gas Inc.	169,658	7,521
South Jersey Industries Inc.	222,785	5,879
Northwest Natural Gas Co.	89,517	4,001
Chesapeake Utilities Corp.	47,850	2,518
		149,224
Independent Power and Renewable Electricity Producers (5.1%)
AES Corp.	2,221,487	30,212

Vanguard Utilities Index Fund

NRG Energy Inc.		1,099,229	27,701
* Calpine Corp.		1,163,428	23,385
* Dynegy Inc.		303,876	9,828
TerraForm Power Inc. Class A		141,196	5,666
Pattern Energy Group Inc. Class A		169,648	4,825
Ormat Technologies Inc.		119,616	4,438
^ NRG Yield Inc.		113,862	3,082
NRG Yield Inc. Class A		113,499	3,008
NextEra Energy Partners LP		62,779	2,966
* Vivint Solar Inc.		68,560	987
			116,098
Multi-Utilities (34.1%)
Dominion Resources Inc.		1,914,538	135,013
PG&E Corp.		1,550,794	82,921
Sempra Energy		764,709	82,183
Public Service Enterprise Group Inc.		1,647,682	70,241
Consolidated Edison Inc.		953,347	58,955
NiSource Inc.		1,029,311	48,563
DTE Energy Co.		576,867	45,705
Wisconsin Energy Corp.		734,011	35,438
Ameren Corp.		789,764	31,772
CMS Energy Corp.		899,264	30,701
CenterPoint Energy Inc.		1,329,128	27,074
SCANA Corp.		441,946	23,494
Alliant Energy Corp.		361,099	22,136
Integrys Energy Group Inc.		260,283	18,717
TECO Energy Inc.		766,639	14,451
MDU Resources Group Inc.		601,160	12,588
Vectren Corp.		268,830	11,444
NorthWestern Corp.		152,789	7,948
Black Hills Corp.		145,391	6,947
Avista Corp.		204,066	6,530
			772,821
Water Utilities (2.6%)
American Water Works Co. Inc.		585,217	30,940
Aqua America Inc.		576,243	15,167
American States Water Co.		124,321	4,778
California Water Service Group		156,442	3,737
SJW Corp.		49,533	1,492
Connecticut Water Service Inc.		36,291	1,279
Middlesex Water Co.		52,885	1,155
			58,548
Total Common Stocks (Cost $2,175,003)			2,264,492
	Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $249)	0.136%	249,202	249
Total Investments (100.0%) (Cost $2,175,252)			2,264,741
Other Assets and Liabilities-Net (0.0%)[2]			(305)
Net Assets (100%)			2,264,436

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $241,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $249,000 of collateral received for securities on loan.

Vanguard Utilities Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2015, the cost of investment securities for tax purposes was $2,175,252,000. Net unrealized appreciation of investment securities for tax purposes was $89,489,000, consisting of unrealized gains of $187,046,000 on securities that had risen in value since their purchase and $97,557,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

VANGUARD WORLD FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.